                                                  -----------------------------
                                                           OMB APPROVAL
                                                  -----------------------------
                                                  OMB Number:         3235-0570
                                                  Expires:    November 30, 2005
                                                  Estimated average burden
                                                  hours per response....... 5.0
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-07841
                                  ---------------------------------------------

                      J.P. Morgan Mutual Fund Select Trust
-------------------------------------------------------------------------------
              (Exact name of registrant as specified in charter)

            522 Fifth Avenue,  New York,                       NY 10036
-------------------------------------------------------------------------------
      (Address of principal executive offices)                (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
-------------------------------------------------------------------------------
                        (Name and address of agent for service)

Registrant's telephone number, including area code: 1-800-348-4782
                                                   ----------------------------

Date of fiscal year end: August 31, 2004
                        --------------------------------------------------------

Date of reporting period: September 1, 2003 through August 31, 2004
                         -------------------------------------------------------

     Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

     A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

     Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

[GRAPHIC]

JPMORGAN FUNDS

ANNUAL REPORT AUGUST 31 2004


TAX FREE FUNDS

CALIFORNIA BOND FUND

INTERMEDIATE TAX FREE INCOME FUND

NEW JERSEY TAX FREE INCOME FUND

NEW YORK INTERMEDIATE TAX FREE INCOME FUND

TAX FREE INCOME FUND


[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]

JPMORGAN FLEMING ASSET MANAGEMENT is a premier global wealth manager that has been working with affluent investors for over a hundred years. This experience provides us with a keen understanding of the unique needs of the affluent investor's portfolio. The legacy of our experience, coupled with our GLOBAL INTELLECTUAL CAPITAL, is the foundation from which our investment products have been built. We have a worldwide investment presence. This local insight provides us with a global view of every investment decision we make which we believe is crucial in light of the ever-increasing rise of globalization in our marketplace. JPMorgan Fleming Asset Management is an EXPERIENCED PARTNER dedicated to working with your financial professional to help provide you with a broad array of WEALTH SOLUTIONS.

CONTENTS

President's Letter                                                             1

Fund Commentaries:

JPMorgan California Bond Fund                                                  2

JPMorgan Intermediate Tax Free Income Fund                                     4

JPMorgan New Jersey Tax Free Income Fund                                       6

JPMorgan New York Intermediate Tax Free Income Fund                            8

JPMorgan Tax Free Income Fund                                                 10

Portfolio of Investments                                                      12

Financial Statements                                                          52

Notes to Financial Statements                                                 59

Financial Highlights                                                          78

HIGHLIGHTS

- The economic recovery accelerated during the period and made the transition from being policy-dependent to becoming self-sustaining.

- Consumer spending slowed in July, which was blamed mostly on higher energy prices.

Investments in a Fund are not bank deposits or obligations of, or guaranteed or endorsed by, any bank and are not insured or guaranteed by the FDIC, the Federal Reserve Board or any other government agency. You could lose money if you sell when the Fund's share price is lower than when you invested.

Past performance is no guarantee for future performance. The general market views expressed in this report are opinions based on current market conditions and are subject to change without notice. These views are not intended to predict the future performance of a Fund or the securities markets. References to specific securities and their issuers are for illustrative purposes only and are not intended to be, and should not be interpreted as, recommendations to purchase or sell such securities. Such views are not meant as investment advice and may not be relied on as an indication of trading intent on behalf of any Fund.

Prospective investors should refer to the Fund's prospectus for a discussion of the Fund's investment objective, strategies and risks. Call JPMorgan Funds Service Center at (800) 348-4782 for a prospectus containing more complete information about a Fund including management fees and other expenses. Please read it carefully before investing.


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc.

JPMORGAN TAX FREE FUNDS

PRESIDENT'S LETTER   AUGUST 31, 2004

[PHOTO OF GEORGE C.W. GATCH]

"STRONG CORPORATE PROFITS BUOYED THE EQUITY MARKET AND SUPPORTED AN INCREASE IN CAPITAL SPENDING AND HIRING"

DEAR SHAREHOLDER:

We are pleased to present this annual report for the JPMorgan Tax Free Funds for the one-year period ending August 31, 2004. Inside you'll find in-depth information on some of our tax-free funds along with an update from the portfolio management team.

U.S. ECONOMY CONTINUES TO EXPAND

The economic recovery accelerated during the period and made the transition from being policy-dependent to becoming self-sustaining. Strong corporate profits buoyed the equity market and supported an increase in capital spending and hiring. Consumer price inflation, however, continued to slow despite ongoing excess capacity and comparatively high unemployment. The Federal Reserve Board indicated that it would keep its monetary policy on hold until economic conditions warrant a change.

In the early part of 2004, economic data was mixed. Although the corporate profit picture was brighter, improved earnings did not translate into new job creation. Consumer sentiment weakened, but consumer spending increased -- fueled by tax refunds and by the mortgage-refinancing boom. At the same time, consumer price inflation data turned discretely higher.

Early in the period, little issuance and year-end pressures in the market drove up municipal yields. These historically rich levels remained unchanged in December as issuance slowed in the face of strong demand. New issuance and a lack of demand caused municipals to significantly underperform Treasuries for the first few months of 2004.

FEDERAL RESERVE BOARD RAISES SHORT-TERM INTEREST RATES

An uptick in inflation and sharply improved economic conditions during the second quarter altered expectations about the Fed's position on short-term interest rates -- keeping municipal investors on the sidelines. Supply was curtailed as municipalities issued fewer bonds because of rising rates and an increase in revenues of almost 8% compared to the same period in 2003. During June, the Fed raised short-term rates by a quarter-percent to 1.25%.

Consumer spending slowed in July, which was blamed mostly on higher energy prices. Although the economic outlook weakened during July and August, the inflation data was friendly, ending the spring inflation scare. In July, reinvestment demand combined with light new issuance supply supported municipal prices. Two- to five- year municipal securities performed well through August. During the same month, the Fed raised short-term interest rates another quarter-percent to 1.50%.

In the months ahead, you can rest assured that your portfolio managers will continue to work hard on your behalf. They will look for opportunities to obtain the highest possible yields while focusing on the preservation of your principal.

IMPORTANT MERGER NEWS

As you may know, J.P. Morgan Chase & Co. and Bank One Corp. merged in July 2004, as approved by both firms' shareholders. The combined company is called JPMorgan Chase & Co. The merger is compelling both strategically and financially. The new combined organization has top-tier positions in both wholesale and retail financial services, an extensive client base and greater scale. And we have an extraordinarily talented team that shares common values and a strong client orientation. In the coming months, you will receive proxy information regarding proposed changes to the JPMorgan Funds. Please refer to Note 1 of the financial statements in this report for more details on these proposals.

For all of us here at JPMorgan Investment Management, thank you for the trust you have placed in us. We look forward to serving your investment needs for many years to come. Should you have any questions, please feel free to contact the JPMorgan Funds Service Center at 1-800-348-4782.

Sincerely,

/s/ George C.W. Gatch

George C.W. Gatch
President
JPMorgan Funds

JPMORGAN CALIFORNIA BOND FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                       12/23/96
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                          $129.1
                                   Primary Benchmark           LEHMAN CALIFORNIA
                                                                     COMPETITIVE
                                                                    INTERMEDIATE
                                                               BOND INDEX (1-17)
                                   Average Credit Quality                    AA+
                                   Duration                            5.1 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan California Bond Fund, which seeks to provide current income exempt from federal and from California personal income taxes, had a total return of 5.8% (Institutional Shares) for the one-year period ended August 31, 2004. This compares with the 6.4% return of its benchmark index, the Lehman California Competitive Intermediate Bond Index (1-17).

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Our overweight in the 10- to 15-year part of the yield curve added to performance as the curve flattened. Our high-quality bias hurt performance slightly when lower quality issues outperformed. The Fund was overweight insured paper and high-quality uninsured paper. We were underweight hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. As municipalities continue to struggle with budget deficits, we remain concerned about the stability of these credits. We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias.

Q: HOW WAS THE FUND MANAGED?

A: Although California's economy has been resilient, investors were troubled by the state's large budget deficit. Moody's Investor's Service, Standard & Poor's and Fitch Ratings maintained their negative credit rating. In fact, California debt was downgraded by Moody's to Baa1, which caused spreads to widen about 15 to 20 basis points (one basis point is 1/100 of a percent). Since then, California spreads have stabilized and started to rally.

   We overweighted the 10- to 15-year part of the yield curve. We sold into strong retail demand, took profits on long-term securities, and purchased select issues at attractive prices. As California spreads widened, we bought high-quality issues that were not State of California general obligation bonds and funded those purchases with out-of-state paper. When California spreads stabilized, we increased our weightings. Since then, spreads have tightened dramatically as the state and national economies have stabilized and municipal supply has fallen.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA                            68.6%
AA                             12.5%
AA-                             4.8%
A-                              3.7%
BBB+                            3.7%
BBB                             2.6%
AA+                             2.3%
Not Rated                       0.9%
A                               0.6%
A+                              0.2%
BBB-                            0.1%

                                                    ANNUAL REPORT AUGUST 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                                                    SINCE
                                                                INCEPTION
                                  1 YEAR    3 YEARS   5 YEARS  (12/23/96)
                                -----------------------------------------
CLASS A SHARES
        Without Sales Charge        5.62%      4.14%     5.56%       5.22%
           With Sales Charge*       0.86%      2.56%     4.60%       4.59%
                                -----------------------------------------
INSTITUTIONAL SHARES                5.76%      4.32%     5.71%       5.37%
                                -----------------------------------------
SELECT SHARES                       5.57%      4.09%     5.53%       5.20%

*  Sales Charge for Class A Shares is 4.50%.

[CHART]

LIFE OF FUND PERFORMANCE (12/23/96 TO 08/31/04)

            JPMORGAN CALIFORNIA                 LEHMAN CALIFORNIA COMPETITIVE     LIPPER CALIFORNIA MUNICIPAL
            BOND FUND (INSTITUTIONAL SHARES)    INTERMEDIATE BOND INDEX (1-17)    DEBT FUNDS INDEX
Dec-1996                     $     3,000,000                  $      3,000,000               $      3,000,000
Dec-1996                     $     3,009,300                  $      3,000,000               $      3,000,000
Jan-1997                     $     3,003,281                  $      3,010,800               $      2,996,400
Feb-1997                     $     3,028,809                  $      3,034,585               $      3,023,667
Mar-1997                     $     2,999,127                  $      2,999,688               $      2,981,941
Apr-1997                     $     3,016,822                  $      3,018,886               $      3,009,076
May-1997                     $     3,061,169                  $      3,061,150               $      3,055,115
Jun-1997                     $     3,090,250                  $      3,089,925               $      3,087,805
Jul-1997                     $     3,165,343                  $      3,167,482               $      3,182,909
Aug-1997                     $     3,135,906                  $      3,140,875               $      3,148,534
Sep-1997                     $     3,174,791                  $      3,166,630               $      3,191,354
Oct-1997                     $     3,179,236                  $      3,187,213               $      3,210,183
Nov-1997                     $     3,193,224                  $      3,198,369               $      3,229,444
Dec-1997                     $     3,241,761                  $      3,236,749               $      3,280,792
Jan-1998                     $     3,265,102                  $      3,274,295               $      3,312,944
Feb-1998                     $     3,266,734                  $      3,280,189               $      3,312,281
Mar-1998                     $     3,258,894                  $      3,277,565               $      3,312,944
Apr-1998                     $     3,238,363                  $      3,263,799               $      3,291,410
May-1998                     $     3,287,586                  $      3,309,166               $      3,347,364
Jun-1998                     $     3,295,477                  $      3,320,748               $      3,361,088
Jul-1998                     $     3,303,386                  $      3,332,371               $      3,367,810
Aug-1998                     $     3,355,910                  $      3,383,023               $      3,425,063
Sep-1998                     $     3,408,933                  $      3,431,400               $      3,476,781
Oct-1998                     $     3,410,296                  $      3,436,204               $      3,464,960
Nov-1998                     $     3,421,209                  $      3,447,887               $      3,480,552
Dec-1998                     $     3,423,262                  $      3,452,714               $      3,482,641
Jan-1999                     $     3,470,503                  $      3,494,837               $      3,521,298
Feb-1999                     $     3,448,986                  $      3,484,353               $      3,504,044
Mar-1999                     $     3,453,125                  $      3,493,063               $      3,510,701
Apr-1999                     $     3,450,708                  $      3,495,858               $      3,515,968
May-1999                     $     3,431,729                  $      3,476,281               $      3,488,191
Jun-1999                     $     3,382,998                  $      3,432,828               $      3,430,985
Jul-1999                     $     3,407,356                  $      3,455,484               $      3,437,504
Aug-1999                     $     3,398,156                  $      3,443,044               $      3,394,879
Sep-1999                     $     3,413,108                  $      3,459,915               $      3,392,502
Oct-1999                     $     3,391,264                  $      3,438,464               $      3,333,812
Nov-1999                     $     3,420,090                  $      3,469,066               $      3,367,484
Dec-1999                     $     3,402,647                  $      3,443,048               $      3,332,125
Jan-2000                     $     3,404,689                  $      3,454,410               $      3,308,467
Feb-2000                     $     3,434,650                  $      3,483,082               $      3,362,395
Mar-2000                     $     3,490,291                  $      3,534,632               $      3,448,809
Apr-2000                     $     3,474,934                  $      3,514,131               $      3,417,424
May-2000                     $     3,471,112                  $      3,519,050               $      3,400,337
Jun-2000                     $     3,547,129                  $      3,592,247               $      3,498,607
Jul-2000                     $     3,585,438                  $      3,632,121               $      3,554,935
Aug-2000                     $     3,637,785                  $      3,689,145               $      3,632,077
Sep-2000                     $     3,629,782                  $      3,674,757               $      3,609,558
Oct-2000                     $     3,657,369                  $      3,697,908               $      3,642,766
Nov-2000                     $     3,674,193                  $      3,716,768               $      3,669,722
Dec-2000                     $     3,748,411                  $      3,776,979               $      3,764,034
Jan-2001                     $     3,791,143                  $      3,826,458               $      3,779,843
Feb-2001                     $     3,796,830                  $      3,835,641               $      3,791,938
Mar-2001                     $     3,814,295                  $      3,852,902               $      3,816,586
Apr-2001                     $     3,751,741                  $      3,797,420               $      3,741,781
May-2001                     $     3,805,015                  $      3,849,824               $      3,788,179
Jun-2001                     $     3,828,987                  $      3,870,228               $      3,812,423
Jul-2001                     $     3,878,764                  $      3,924,024               $      3,875,710
Aug-2001                     $     3,951,297                  $      3,996,226               $      3,974,928
Sep-2001                     $     3,941,419                  $      3,985,437               $      3,950,283
Oct-2001                     $     4,001,722                  $      4,026,088               $      3,991,761
Nov-2001                     $     3,958,504                  $      3,997,100               $      3,955,835
Dec-2001                     $     3,920,502                  $      3,967,522               $      3,911,134
Jan-2002                     $     3,985,190                  $      4,035,763               $      3,965,499
Feb-2002                     $     4,030,621                  $      4,082,981               $      4,009,120
Mar-2002                     $     3,942,351                  $      3,998,055               $      3,917,311
Apr-2002                     $     4,015,679                  $      4,072,419               $      3,986,256
May-2002                     $     4,044,591                  $      4,107,849               $      4,016,152
Jun-2002                     $     4,076,544                  $      4,139,069               $      4,047,478
Jul-2002                     $     4,116,494                  $      4,183,357               $      4,093,215
Aug-2002                     $     4,171,655                  $      4,236,904               $      4,151,339
Sep-2002                     $     4,257,174                  $      4,320,795               $      4,262,179
Oct-2002                     $     4,165,645                  $      4,229,626               $      4,147,527
Nov-2002                     $     4,150,232                  $      4,228,357               $      4,135,914
Dec-2002                     $     4,236,972                  $      4,298,548               $      4,223,181
Jan-2003                     $     4,211,126                  $      4,283,073               $      4,187,707
Feb-2003                     $     4,262,502                  $      4,342,179               $      4,252,197
Mar-2003                     $     4,260,371                  $      4,346,522               $      4,249,221
Apr-2003                     $     4,293,175                  $      4,373,905               $      4,284,914
May-2003                     $     4,385,908                  $      4,460,508               $      4,389,895
Jun-2003                     $     4,356,084                  $      4,428,392               $      4,354,776
Jul-2003                     $     4,215,382                  $      4,299,083               $      4,188,859
Aug-2003                     $     4,240,675                  $      4,336,485               $      4,216,924
Sep-2003                     $     4,357,717                  $      4,450,101               $      4,338,371
Oct-2003                     $     4,335,493                  $      4,423,846               $      4,325,790
Nov-2003                     $     4,361,072                  $      4,453,043               $      4,379,430
Dec-2003                     $     4,396,833                  $      4,483,324               $      4,415,779
Jan-2004                     $     4,418,817                  $      4,504,395               $      4,436,533
Feb-2004                     $     4,477,146                  $      4,574,664               $      4,513,729
Mar-2004                     $     4,448,940                  $      4,558,653               $      4,487,098
Apr-2004                     $     4,357,291                  $      4,464,288               $      4,377,613
May-2004                     $     4,341,169                  $      4,454,913               $      4,360,540
Jun-2004                     $     4,362,007                  $      4,483,870               $      4,381,035
Jul-2004                     $     4,408,681                  $      4,533,641               $      4,437,988
Aug-2004                     $     4,485,309                  $      4,617,060               $      4,526,748

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 12/23/96.

Returns for the Select Shares prior to 4/21/97 (offering date of Select Shares) are calculated using the historical expenses of the Institutional Shares, which are lower than the expenses of the Select Shares.

Returns for the Class A Shares prior to 9/10/01 (offering date of Class A Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses of the Class A Shares.

The graph illustrates comparative performance for $3,000,000 invested in Institutional Shares of the JPMorgan California Bond Fund, Lehman California Competitive Intermediate Bond Index (1-17), and Lipper California Municipal Debt Funds Index from December 23, 1996 to August 31, 2004 The performance of the Fund assumes reinvestment of all dividends. The performance of the indices reflects an initial investment at the end of the month following the Fund's inception. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman California Competitive Intermediate Bond Index (1-17) is an unmanaged index of California general obligation and revenue bonds which measures California-tax exempt bond market performance and reflects the universe of securities in which the funds invest. The Lipper California Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Institutional Shares have a $3,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                         1/1/97
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                        $1,489.7
                                   Primary Benchmark          LEHMAN COMPETITIVE
                                                              INTERMEDIATE (1-17
                                                                YEAR MATURITIES)
                                                                           INDEX
                                   Average Credit Quality                     AA
                                   Duration                            5.5 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Intermediate Tax Free Income Fund, which seeks to provide a high level of current income that is exempt from federal income tax, had a total return of 5.2% (Select Shares) for the one-year period ended August 31, 2004. This compares with the 6.0% return of its benchmark index, the Lehman Competitive Intermediate (1-17 Year Maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: Detracting from performance was our position in the five-year part of the curve; we chose not to restructure the Fund because doing so would have resulted in huge capital gains. Also negative for performance was our high-quality bias at a time when lower quality issues performed better. We were underweight hospitals, airports, tobacco debt and other high-yield sectors, which experienced a technical rebound following a severe widening in spreads. As municipalities continue to struggle with budget deficits, we remain concerned about the stability of these credits. We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt. We plan to maintain our high-quality bias. The eight-year part of the yield curve outperformed, enhancing performance. Also contributing was our overweight position to revenue bonds and our purchase of housing issues, which outperformed.

Q: HOW WAS THE FUND MANAGED?

A: We overweighted the eight-year part of the yield curve as well as the revenue sector of the market. Our focus remains on high-quality, liquid issues; we were underweight hospitals, airports, tobacco debt and other high-yield sectors. As spreads tightened, we removed our overweight to New York and purchased more high-quality general market issues, such as pre-refunded bonds (secured by an escrow fund of U.S. government obligations). We added housing issues, and we also started to unwind our overweight in California paper.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA                            54.6%
AA                             13.8%
AA-                            12.0%
AA+                             4.2%
A                               4.0%
A-                              4.0%
BBB+                            3.4%
A+                              1.8%
BBB                             1.1%
BBB-                            0.6%
Not Rated                       0.5%

                                                    ANNUAL REPORT AUGUST 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                  ---------------------------------------
CLASS A SHARES
          Without Sales Charge      6.16%      4.85%     5.87%       5.86%
             With Sales Charge*     1.34%      3.24%     4.90%       5.37%
                                  ---------------------------------------
  CLASS B SHARES
          Without Sales Charge      4.40%      4.26%     5.52%       5.68%
             With Sales Charge**   (0.60%)     3.34%     5.19%       5.68%
                                  ---------------------------------------
  CLASS C SHARES
          Without Sales Charge      4.68%      4.36%     5.58%       5.71%
             With Sales Charge***   3.68%      4.36%     5.58%       5.71%
                                  ---------------------------------------
INSTITUTIONAL SHARES                5.26%      4.66%     5.76%       5.80%
                                  ---------------------------------------
SELECT SHARES#                      5.19%      4.53%     5.68%       5.76%

  *  Sales Charge for Class A Shares is 4.50%
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.
  #  Formerly Institutional Shares

[CHART]

TEN YEAR FUND PERFORMANCE (08/31/94 TO 08/31/04)

            JPMORGAN INTERMEDIATE TAX          LEHMAN COMPETITIVE INTERMEDIATE    LIPPER INTERMEDIATE MUNICIPAL
            FREE INCOME FUND (SELECT SHARES)   (1-17 YEAR) MATURITIES INDEX       DEBT FUNDS INDEX
Aug-1994                    $      1,000,000                  $      1,000,000               $      1,000,000
Sep-1994                    $        991,100                  $        989,200               $        989,700
Oct-1994                    $        977,324                  $        977,527               $        978,813
Nov-1994                    $        954,845                  $        963,451               $        964,229
Dec-1994                    $        978,812                  $        978,770               $        978,596
Jan-1995                    $      1,002,891                  $        999,813               $        997,581
Feb-1995                    $      1,027,161                  $      1,023,709               $      1,018,330
Mar-1995                    $      1,036,713                  $      1,035,277               $      1,027,292
Apr-1995                    $      1,043,348                  $      1,037,347               $      1,029,552
May-1995                    $      1,065,050                  $      1,065,563               $      1,053,746
Jun-1995                    $      1,058,766                  $      1,061,195               $      1,050,480
Jul-1995                    $      1,070,518                  $      1,073,717               $      1,060,039
Aug-1995                    $      1,080,260                  $      1,086,601               $      1,070,427
Sep-1995                    $      1,082,961                  $      1,092,578               $      1,075,780
Oct-1995                    $      1,097,797                  $      1,103,503               $      1,085,999
Nov-1995                    $      1,108,446                  $      1,117,187               $      1,097,511
Dec-1995                    $      1,119,419                  $      1,124,672               $      1,104,535
Jan-1996                    $      1,134,308                  $      1,135,244               $      1,113,150
Feb-1996                    $      1,131,812                  $      1,131,043               $      1,109,700
Mar-1996                    $      1,111,779                  $      1,119,620               $      1,098,492
Apr-1996                    $      1,110,223                  $      1,117,157               $      1,096,514
May-1996                    $      1,107,669                  $      1,116,040               $      1,096,514
Jun-1996                    $      1,114,537                  $      1,125,526               $      1,103,313
Jul-1996                    $      1,127,688                  $      1,135,205               $      1,113,022
Aug-1996                    $      1,126,222                  $      1,135,659               $      1,113,467
Sep-1996                    $      1,135,345                  $      1,146,675               $      1,123,600
Oct-1996                    $      1,147,720                  $      1,159,059               $      1,134,611
Nov-1996                    $      1,168,723                  $      1,178,300               $      1,151,403
Dec-1996                    $      1,161,828                  $      1,174,529               $      1,148,294
Jan-1997                    $      1,165,081                  $      1,178,993               $      1,151,165
Feb-1997                    $      1,174,635                  $      1,188,778               $      1,159,799
Mar-1997                    $      1,160,891                  $      1,175,107               $      1,147,969
Apr-1997                    $      1,168,437                  $      1,182,863               $      1,153,938
May-1997                    $      1,183,744                  $      1,198,122               $      1,167,555
Jun-1997                    $      1,195,699                  $      1,209,504               $      1,178,296
Jul-1997                    $      1,224,516                  $      1,237,927               $      1,203,865
Aug-1997                    $      1,215,454                  $      1,228,767               $      1,194,596
Sep-1997                    $      1,228,581                  $      1,241,792               $      1,207,258
Oct-1997                    $      1,236,321                  $      1,248,621               $      1,213,053
Nov-1997                    $      1,241,638                  $      1,254,115               $      1,217,784
Dec-1997                    $      1,257,531                  $      1,269,917               $      1,233,372
Jan-1998                    $      1,270,106                  $      1,282,616               $      1,243,732
Feb-1998                    $      1,269,217                  $      1,283,643               $      1,244,354
Mar-1998                    $      1,269,978                  $      1,284,413               $      1,245,101
Apr-1998                    $      1,263,501                  $      1,279,147               $      1,239,373
May-1998                    $      1,284,349                  $      1,297,310               $      1,255,981
Jun-1998                    $      1,287,303                  $      1,301,981               $      1,260,251
Jul-1998                    $      1,291,551                  $      1,305,496               $      1,263,150
Aug-1998                    $      1,313,766                  $      1,324,165               $      1,281,339
Sep-1998                    $      1,329,794                  $      1,339,657               $      1,295,177
Oct-1998                    $      1,330,326                  $      1,341,801               $      1,295,566
Nov-1998                    $      1,331,922                  $      1,345,558               $      1,298,416
Dec-1998                    $      1,340,047                  $      1,349,729               $      1,302,571
Jan-1999                    $      1,359,076                  $      1,367,006               $      1,317,160
Feb-1999                    $      1,349,018                  $      1,360,991               $      1,310,179
Mar-1999                    $      1,346,995                  $      1,361,671               $      1,309,917
Apr-1999                    $      1,351,036                  $      1,365,620               $      1,313,585
May-1999                    $      1,341,444                  $      1,359,065               $      1,305,835
Jun-1999                    $      1,319,041                  $      1,341,533               $      1,288,075
Jul-1999                    $      1,329,594                  $      1,348,643               $      1,294,129
Aug-1999                    $      1,328,796                  $      1,344,732               $      1,288,176
Sep-1999                    $      1,330,258                  $      1,348,229               $      1,288,949
Oct-1999                    $      1,324,272                  $      1,340,813               $      1,279,926
Nov-1999                    $      1,334,601                  $      1,352,747               $      1,290,806
Dec-1999                    $      1,332,599                  $      1,346,930               $      1,284,997
Jan-2000                    $      1,327,135                  $      1,344,505               $      1,279,343
Feb-2000                    $      1,334,302                  $      1,354,186               $      1,289,194
Mar-2000                    $      1,350,047                  $      1,374,769               $      1,307,630
Apr-2000                    $      1,343,971                  $      1,370,233               $      1,302,138
May-2000                    $      1,341,015                  $      1,365,711               $      1,296,799
Jun-2000                    $      1,369,712                  $      1,395,620               $      1,323,513
Jul-2000                    $      1,386,697                  $      1,411,530               $      1,338,601
Aug-2000                    $      1,402,366                  $      1,429,315               $      1,355,200
Sep-2000                    $      1,397,879                  $      1,425,170               $      1,351,270
Oct-2000                    $      1,409,621                  $      1,438,139               $      1,362,485
Nov-2000                    $      1,415,823                  $      1,446,624               $      1,369,025
Dec-2000                    $      1,446,688                  $      1,476,136               $      1,396,542
Jan-2001                    $      1,466,797                  $      1,494,882               $      1,412,603
Feb-2001                    $      1,468,704                  $      1,498,769               $      1,417,123
Mar-2001                    $      1,480,601                  $      1,510,759               $      1,428,035
Apr-2001                    $      1,464,906                  $      1,498,371               $      1,415,183
May-2001                    $      1,481,020                  $      1,513,505               $      1,429,759
Jun-2001                    $      1,491,387                  $      1,522,132               $      1,438,623
Jul-2001                    $      1,508,837                  $      1,540,397               $      1,455,887
Aug-2001                    $      1,533,280                  $      1,563,349               $      1,477,871
Sep-2001                    $      1,532,513                  $      1,563,036               $      1,475,802
Oct-2001                    $      1,550,137                  $      1,578,823               $      1,489,969
Nov-2001                    $      1,529,520                  $      1,565,245               $      1,474,474
Dec-2001                    $      1,516,060                  $      1,554,289               $      1,463,415
Jan-2002                    $      1,543,956                  $      1,579,934               $      1,484,635
Feb-2002                    $      1,561,403                  $      1,598,736               $      1,501,263
Mar-2002                    $      1,527,832                  $      1,569,159               $      1,473,940
Apr-2002                    $      1,562,973                  $      1,601,170               $      1,502,681
May-2002                    $      1,571,100                  $      1,610,296               $      1,510,796
Jun-2002                    $      1,589,168                  $      1,628,010               $      1,526,206
Jul-2002                    $      1,609,032                  $      1,647,057               $      1,543,910
Aug-2002                    $      1,624,801                  $      1,664,846               $      1,558,114
Sep-2002                    $      1,654,697                  $      1,695,479               $      1,585,225
Oct-2002                    $      1,630,539                  $      1,671,912               $      1,561,130
Nov-2002                    $      1,623,690                  $      1,665,057               $      1,554,729
Dec-2002                    $      1,656,002                  $      1,698,025               $      1,585,513
Jan-2003                    $      1,650,868                  $      1,695,138               $      1,579,805
Feb-2003                    $      1,673,650                  $      1,717,853               $      1,601,606
Mar-2003                    $      1,673,148                  $      1,718,712               $      1,601,126
Apr-2003                    $      1,682,852                  $      1,729,024               $      1,611,373
May-2003                    $      1,718,361                  $      1,765,334               $      1,644,084
Jun-2003                    $      1,710,112                  $      1,758,096               $      1,636,357
Jul-2003                    $      1,653,337                  $      1,706,056               $      1,586,939
Aug-2003                    $      1,664,414                  $      1,718,340               $      1,598,682
Sep-2003                    $      1,712,016                  $      1,765,766               $      1,639,608
Oct-2003                    $      1,701,915                  $      1,754,818               $      1,631,574
Nov-2003                    $      1,711,616                  $      1,767,804               $      1,644,627
Dec-2003                    $      1,723,084                  $      1,780,355               $      1,654,330
Jan-2004                    $      1,729,976                  $      1,788,367               $      1,660,617
Feb-2004                    $      1,752,293                  $      1,814,298               $      1,683,865
Mar-2004                    $      1,743,707                  $      1,805,590               $      1,673,425
Apr-2004                    $      1,709,705                  $      1,767,853               $      1,638,451
May-2004                    $      1,700,985                  $      1,763,787               $      1,636,321
Jun-2004                    $      1,704,727                  $      1,769,784               $      1,640,411
Jul-2004                    $      1,723,138                  $      1,790,136               $      1,656,816
Aug-2004                    $      1,750,451                  $      1,822,359               $      1,684,153

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND NOT A GUARANTEE OF FUTURE RESULTS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN.

INVESTORS SHOULD CAREFULLY READ THE FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 8/31/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

Returns for Class A, B and C shares prior to 12/31/03 (offering date of A, B and C shares) are calculated using the historical expenses of Select class shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Intermediate Tax Free Income Fund, Lehman Competitive Intermediate (1-17 Year Maturities) Index, and Lipper Intermediate Municipal Debt Funds Index from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman NY Competitive Intermediate Bond (1-17 maturities) Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper Intermediate Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge. Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN NEW JERSEY TAX FREE INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS
                                   Fund Inception                         1/1/97
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                           $66.9
                                   Primary Benchmark          LEHMAN COMPETITIVE
                                                              INTERMEDIATE (1-17
                                                               MATURITIES) INDEX
                                   Average Credit Quality                    AA+
                                   Duration                            5.9 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan New Jersey Tax Free Income Fund, which seeks to provide a high level of after-tax income for New Jersey residents consistent with moderate risk of capital, had a total return of 5.9% (Select shares) for the one-year period ended August 31, 2004. This compares to the 6.0% return of its benchmark index, the Lehman 1-17 Competitive Intermediate Municipal Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: We overweighted the 10- to 15-year part of the yield curve, which helped performance as the curve flattened. Our high-quality bias hurt performance slightly when lower quality issues outperformed. We were overweight insured paper and high-quality uninsured paper, and were underweight hospitals, airports, tobacco debt and other high-yield sectors. Although we added modestly to our holdings in state general obligations, municipalities continue to struggle with budget deficits and we remain concerned about the stability of these credits.

Q: HOW WAS THE FUND MANAGED?

A: We overweighted the 10- to 15-year part of the yield curve. We added modest positions in state general obligations but as municipalities continue to struggle with budget deficits, we remain concerned about the stability of these credits. We reduced our holdings in Puerto Rico and we purchased high-quality, essential service revenue issues. Taking advantage of strong retail demand, we sold issues that were appealing to the individual investor and we replaced them with quality names at attractive prices. Our focus remains on high-quality, liquid issues.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA                                67.7%
A+                                 11.7%
BBB+                               10.8%
AA-                                 2.9%
AA                                  2.8%
AA+                                 2.7%
BBB                                 0.8%
A-                                  0.6%

                                                    ANNUAL REPORT AUGUST 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                  ---------------------------------------
CLASS A SHARES
          Without Sales Charge      5.87%      4.55%     6.06%       5.58%
             With Sales Charge*     1.15%      2.95%     5.09%       5.09%
                                  ---------------------------------------
CLASS B SHARES
                  Without CDSC      5.14%      3.95%     5.69%       5.40%
                     With CDSC**    0.17%      3.05%     5.37%       5.40%
                                  ---------------------------------------
SELECT SHARES#                      5.92%      4.76%     6.19%       5.64%

 *   Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
 #   Formerly Institutional Shares.

[CHART]

TEN YEAR FUND PERFORMANCE (08/31/94 TO 08/31/04)

              JPMORGAN NEW JERSEY TAX FREE    LEHMAN COMPETITIVE INTERMEDIATE     LIPPER NEW JERSEY MUNICIPAL
              INCOME FUND (SELECT SHARES)     (1-17 MATURITIES) INDEX             DEBT FUNDS INDEX
Aug-1994                    $      1,000,000                  $      1,000,000               $      1,000,000
Sep-1994                    $        994,700                  $        989,200               $        985,000
Oct-1994                    $        984,554                  $        977,527               $        966,581
Nov-1994                    $        966,931                  $        963,451               $        945,606
Dec-1994                    $        986,946                  $        978,770               $        970,381
Jan-1995                    $      1,005,106                  $        999,813               $        998,910
Feb-1995                    $      1,024,303                  $      1,023,709               $      1,025,281
Mar-1995                    $      1,033,317                  $      1,035,277               $      1,034,406
Apr-1995                    $      1,040,240                  $      1,037,347               $      1,035,647
May-1995                    $      1,056,780                  $      1,065,563               $      1,065,681
Jun-1995                    $      1,055,406                  $      1,061,195               $      1,055,557
Jul-1995                    $      1,065,222                  $      1,073,717               $      1,061,468
Aug-1995                    $      1,074,489                  $      1,086,601               $      1,071,658
Sep-1995                    $      1,076,316                  $      1,092,578               $      1,078,624
Oct-1995                    $      1,086,326                  $      1,103,503               $      1,095,019
Nov-1995                    $      1,094,907                  $      1,117,187               $      1,114,072
Dec-1995                    $      1,102,681                  $      1,124,672               $      1,125,102
Jan-1996                    $      1,115,362                  $      1,135,244               $      1,131,177
Feb-1996                    $      1,116,478                  $      1,131,043               $      1,120,884
Mar-1996                    $      1,101,070                  $      1,119,620               $      1,103,958
Apr-1996                    $      1,100,740                  $      1,117,157               $      1,100,536
May-1996                    $      1,100,189                  $      1,116,040               $      1,101,416
Jun-1996                    $      1,106,681                  $      1,125,526               $      1,112,210
Jul-1996                    $      1,117,858                  $      1,135,205               $      1,121,998
Aug-1996                    $      1,117,411                  $      1,135,659               $      1,121,100
Sep-1996                    $      1,123,780                  $      1,146,675               $      1,136,683
Oct-1996                    $      1,133,445                  $      1,159,059               $      1,148,619
Nov-1996                    $      1,149,993                  $      1,178,300               $      1,167,341
Dec-1996                    $      1,137,113                  $      1,174,529               $      1,163,139
Jan-1997                    $      1,140,183                  $      1,178,993               $      1,164,418
Feb-1997                    $      1,148,849                  $      1,188,778               $      1,173,617
Mar-1997                    $      1,136,441                  $      1,175,107               $      1,160,003
Apr-1997                    $      1,143,146                  $      1,182,863               $      1,169,051
May-1997                    $      1,157,664                  $      1,198,122               $      1,184,249
Jun-1997                    $      1,168,778                  $      1,209,504               $      1,195,499
Jul-1997                    $      1,192,854                  $      1,237,927               $      1,229,093
Aug-1997                    $      1,185,339                  $      1,228,767               $      1,216,064
Sep-1997                    $      1,197,667                  $      1,241,792               $      1,231,144
Oct-1997                    $      1,204,374                  $      1,248,621               $      1,237,545
Nov-1997                    $      1,209,673                  $      1,254,115               $      1,244,228
Dec-1997                    $      1,224,673                  $      1,269,917               $      1,263,638
Jan-1998                    $      1,236,185                  $      1,282,616               $      1,275,390
Feb-1998                    $      1,234,949                  $      1,283,643               $      1,274,880
Mar-1998                    $      1,234,208                  $      1,284,413               $      1,276,027
Apr-1998                    $      1,227,173                  $      1,279,147               $      1,269,775
May-1998                    $      1,248,526                  $      1,297,310               $      1,289,710
Jun-1998                    $      1,252,521                  $      1,301,981               $      1,294,740
Jul-1998                    $      1,255,402                  $      1,305,496               $      1,297,071
Aug-1998                    $      1,278,125                  $      1,324,165               $      1,317,305
Sep-1998                    $      1,292,056                  $      1,339,657               $      1,332,322
Oct-1998                    $      1,291,152                  $      1,341,801               $      1,329,791
Nov-1998                    $      1,293,863                  $      1,345,558               $      1,333,248
Dec-1998                    $      1,300,591                  $      1,349,729               $      1,336,181
Jan-1999                    $      1,317,629                  $      1,367,006               $      1,350,746
Feb-1999                    $      1,306,956                  $      1,360,991               $      1,342,776
Mar-1999                    $      1,305,911                  $      1,361,671               $      1,343,716
Apr-1999                    $      1,309,828                  $      1,365,620               $      1,346,807
May-1999                    $      1,299,481                  $      1,359,065               $      1,336,706
Jun-1999                    $      1,281,028                  $      1,341,533               $      1,315,586
Jul-1999                    $      1,289,098                  $      1,348,643               $      1,319,006
Aug-1999                    $      1,282,524                  $      1,344,732               $      1,302,519
Sep-1999                    $      1,281,113                  $      1,348,229               $      1,297,699
Oct-1999                    $      1,270,608                  $      1,340,813               $      1,277,974
Nov-1999                    $      1,282,425                  $      1,352,747               $      1,291,393
Dec-1999                    $      1,275,243                  $      1,346,930               $      1,277,317
Jan-2000                    $      1,267,974                  $      1,344,505               $      1,266,332
Feb-2000                    $      1,280,781                  $      1,354,186               $      1,283,174
Mar-2000                    $      1,302,426                  $      1,374,769               $      1,311,917
Apr-2000                    $      1,295,914                  $      1,370,233               $      1,302,472
May-2000                    $      1,291,249                  $      1,365,711               $      1,294,657
Jun-2000                    $      1,323,788                  $      1,395,620               $      1,328,706
Jul-2000                    $      1,341,395                  $      1,411,530               $      1,347,441
Aug-2000                    $      1,360,308                  $      1,429,315               $      1,367,653
Sep-2000                    $      1,354,051                  $      1,425,170               $      1,358,489
Oct-2000                    $      1,366,102                  $      1,438,139               $      1,373,025
Nov-2000                    $      1,379,353                  $      1,446,624               $      1,382,224
Dec-2000                    $      1,421,147                  $      1,476,136               $      1,418,853
Jan-2001                    $      1,434,790                  $      1,494,882               $      1,429,069
Feb-2001                    $      1,440,817                  $      1,498,769               $      1,435,643
Mar-2001                    $      1,454,504                  $      1,510,759               $      1,447,702
Apr-2001                    $      1,433,705                  $      1,498,371               $      1,431,488
May-2001                    $      1,448,902                  $      1,513,505               $      1,446,805
Jun-2001                    $      1,462,522                  $      1,522,132               $      1,460,115
Jul-2001                    $      1,480,511                  $      1,540,397               $      1,482,017
Aug-2001                    $      1,505,828                  $      1,563,349               $      1,505,433
Sep-2001                    $      1,494,684                  $      1,563,036               $      1,492,035
Oct-2001                    $      1,520,094                  $      1,578,823               $      1,510,387
Nov-2001                    $      1,496,989                  $      1,565,245               $      1,495,585
Dec-2001                    $      1,481,121                  $      1,554,289               $      1,482,424
Jan-2002                    $      1,508,669                  $      1,579,934               $      1,507,032
Feb-2002                    $      1,528,131                  $      1,598,736               $      1,526,171
Mar-2002                    $      1,495,124                  $      1,569,159               $      1,498,853
Apr-2002                    $      1,529,810                  $      1,601,170               $      1,526,132
May-2002                    $      1,540,213                  $      1,610,296               $      1,535,594
Jun-2002                    $      1,556,848                  $      1,628,010               $      1,548,647
Jul-2002                    $      1,576,775                  $      1,647,057               $      1,568,159
Aug-2002                    $      1,593,647                  $      1,664,846               $      1,583,527
Sep-2002                    $      1,627,273                  $      1,695,479               $      1,612,981
Oct-2002                    $      1,596,029                  $      1,671,912               $      1,580,883
Nov-2002                    $      1,583,101                  $      1,665,057               $      1,575,824
Dec-2002                    $      1,622,045                  $      1,698,025               $      1,609,704
Jan-2003                    $      1,613,935                  $      1,695,138               $      1,603,426
Feb-2003                    $      1,638,951                  $      1,717,853               $      1,625,233
Mar-2003                    $      1,640,590                  $      1,718,712               $      1,624,745
Apr-2003                    $      1,653,223                  $      1,729,024               $      1,638,393
May-2003                    $      1,694,884                  $      1,765,334               $      1,673,619
Jun-2003                    $      1,686,748                  $      1,758,096               $      1,664,748
Jul-2003                    $      1,622,315                  $      1,706,056               $      1,609,312
Aug-2003                    $      1,634,806                  $      1,718,340               $      1,620,738
Sep-2003                    $      1,685,976                  $      1,765,766               $      1,662,716
Oct-2003                    $      1,674,174                  $      1,754,818               $      1,657,727
Nov-2003                    $      1,688,237                  $      1,767,804               $      1,676,625
Dec-2003                    $      1,701,743                  $      1,780,355               $      1,689,033
Jan-2004                    $      1,709,571                  $      1,788,367               $      1,696,295
Feb-2004                    $      1,735,728                  $      1,814,298               $      1,721,570
Mar-2004                    $      1,723,057                  $      1,805,590               $      1,711,241
Apr-2004                    $      1,679,463                  $      1,767,853               $      1,672,738
May-2004                    $      1,671,738                  $      1,763,787               $      1,665,545
Jun-2004                    $      1,676,084                  $      1,769,784               $      1,670,209
Jul-2004                    $      1,699,550                  $      1,790,136               $      1,689,082
Aug-2004                    $      1,731,539                  $      1,822,359               $      1,717,121

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THAT FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 08/31/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New Jersey Tax Free Income Fund, Lehman Competitive Intermediate (1-17 maturities) Index, and Lipper New Jersey Municipal Debt Funds Index from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman Competitive Intermediate (1-17) Index represents the performance of municipal bonds with maturities from 1 to 17 years. The Lipper New Jersey Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS

                                   Fund Inception                         1/1/97
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                          $677.9
                                   Primary Benchmark                   LEHMAN NY
                                                                     COMPETITIVE
                                                              INTERMEDIATE (1-17
                                                                YEAR MATURITIES)
                                                                           INDEX
                                   Average Credit Quality                     AA
                                   Duration                            5.2 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan New York Intermediate Tax Free Income Fund, which seeks to provide current income exempt from federal and from New York personal income taxes, had a total return of 5.6% (Select Shares) for the one-year period ended August 31, 2004. This compares with the 6.0% return of its benchmark index, the Lehman NY Competitive Intermediate (1-17 Year Maturities) Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed during the period because it was overweight high-quality issues at a time when lower-quality sectors outperformed. We were overweight insured paper and high-quality uninsured paper, and were underweight hospitals, airports, tobacco debt and other high-yield sectors. We also made what we consider a prudent decision to avoid the risks specific to airport and tobacco debt. As municipalities continue to struggle with budget deficits, we remain concerned about the stability of these credits. We plan to maintain our high-quality bias.

Q: HOW WAS THE FUND MANAGED?

A: We overweighted the 10- to 15-year part of the yield curve. As spreads tightened on New York issues, we increased our holdings of Puerto Rico bonds and we continued to sell our New York City holdings. The Fund was overweight insured paper and high-quality uninsured paper. Our focus remains on high-quality, liquid issues.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA                            62.6%
AA                             10.5%
A-                              6.1%
A                               5.5%
AA-                             4.5%
BBB+                            4.4%
BBB                             2.5%
AA+                             2.5%
A+                              0.6%
Not Rated                       0.5%
BBB-                            0.3%

                                                    ANNUAL REPORT AUGUST 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                  ---------------------------------------
CLASS A SHARES
          Without Sales Charge      5.57%      4.25%     5.66%       5.60%
             With Sales Charge*     0.77%      2.65%     4.68%       5.12%
                                  ---------------------------------------
CLASS B SHARES
                  Without CDSC      4.73%      3.37%     5.06%       5.30%
                     With CDSC**   (0.27%)     2.43%     4.73%       5.30%
                                  ---------------------------------------
CLASS C SHARES
                  Without CDSC      4.73%      3.37%     5.05%       5.30%
                     With CDSC***   3.73%      3.37%     5.05%       5.30%
                                  ---------------------------------------
INSTITUTIONAL SHARES                5.82%      4.48%     5.83%       5.69%
                                  ---------------------------------------
SELECT SHARES#                      5.60%      4.29%     5.72%       5.63%

  *  Sales Charge for Class A Shares is 4.50%.
 ** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
***  Assumes 1% CDSC for the one year period and 0% thereafter.
  #  Formerly Institutional Shares.

[CHART]

TEN YEAR FUND PERFORMANCE (08/31/94 TO 08/31/04)

            JPMORGAN NEW YORK INTERMEDIATE TAX   LEHMAN NY COMPETITIVE INTERMEDIATE   LIPPER NEW YORK INTERMEDIATE
            FREE INCOME FUND (SELECT SHARES)     (1-17 MATURITIES) INDEX              MUNICIPAL DEBT FUNDS AVERAGE
Aug-1994                      $      1,000,000                     $      1,000,000               $      1,000,000
Sep-1994                      $        984,600                     $        988,600               $        987,900
Oct-1994                      $        969,043                     $        976,045               $        974,069
Nov-1994                      $        944,720                     $        962,478               $        956,147
Dec-1994                      $        966,732                     $        978,840               $        973,644
Jan-1995                      $        984,327                     $        993,522               $        992,143
Feb-1995                      $      1,013,857                     $      1,017,566               $      1,016,352
Mar-1995                      $      1,022,880                     $      1,028,250               $      1,024,482
Apr-1995                      $      1,029,120                     $      1,031,232               $      1,026,531
May-1995                      $      1,057,626                     $      1,059,591               $      1,051,887
Jun-1995                      $      1,047,367                     $      1,055,141               $      1,048,100
Jul-1995                      $      1,058,155                     $      1,066,958               $      1,057,533
Aug-1995                      $      1,067,467                     $      1,081,256               $      1,069,271
Sep-1995                      $      1,073,872                     $      1,086,229               $      1,073,121
Oct-1995                      $      1,087,939                     $      1,099,481               $      1,083,637
Nov-1995                      $      1,105,129                     $      1,114,984               $      1,095,449
Dec-1995                      $      1,116,180                     $      1,122,566               $      1,102,350
Jan-1996                      $      1,122,654                     $      1,132,444               $      1,110,508
Feb-1996                      $      1,119,847                     $      1,127,348               $      1,105,066
Mar-1996                      $      1,103,050                     $      1,117,879               $      1,094,347
Apr-1996                      $      1,098,527                     $      1,116,649               $      1,091,502
May-1996                      $      1,098,747                     $      1,115,086               $      1,090,083
Jun-1996                      $      1,106,768                     $      1,125,122               $      1,098,476
Jul-1996                      $      1,121,156                     $      1,136,035               $      1,107,923
Aug-1996                      $      1,119,810                     $      1,135,808               $      1,106,705
Sep-1996                      $      1,131,232                     $      1,149,778               $      1,117,882
Oct-1996                      $      1,142,658                     $      1,161,621               $      1,128,055
Nov-1996                      $      1,162,197                     $      1,180,904               $      1,145,653
Dec-1996                      $      1,151,040                     $      1,177,952               $      1,141,528
Jan-1997                      $      1,154,954                     $      1,182,075               $      1,143,241
Feb-1997                      $      1,164,886                     $      1,192,004               $      1,152,158
Mar-1997                      $      1,151,956                     $      1,179,488               $      1,140,060
Apr-1997                      $      1,160,826                     $      1,188,334               $      1,147,015
May-1997                      $      1,176,265                     $      1,204,852               $      1,161,582
Jun-1997                      $      1,186,499                     $      1,217,021               $      1,172,384
Jul-1997                      $      1,216,992                     $      1,247,690               $      1,200,287
Aug-1997                      $      1,203,970                     $      1,238,083               $      1,190,325
Sep-1997                      $      1,216,009                     $      1,251,206               $      1,201,990
Oct-1997                      $      1,223,184                     $      1,258,839               $      1,207,519
Nov-1997                      $      1,230,156                     $      1,264,629               $      1,212,349
Dec-1997                      $      1,248,116                     $      1,280,817               $      1,228,110
Jan-1998                      $      1,258,725                     $      1,293,113               $      1,238,672
Feb-1998                      $      1,258,474                     $      1,294,535               $      1,239,539
Mar-1998                      $      1,258,599                     $      1,296,736               $      1,239,786
Apr-1998                      $      1,251,551                     $      1,289,474               $      1,232,224
May-1998                      $      1,272,702                     $      1,310,621               $      1,251,200
Jun-1998                      $      1,276,139                     $      1,316,257               $      1,255,329
Jul-1998                      $      1,281,499                     $      1,319,021               $      1,257,463
Aug-1998                      $      1,304,694                     $      1,338,543               $      1,276,577
Sep-1998                      $      1,322,438                     $      1,354,070               $      1,291,640
Oct-1998                      $      1,318,867                     $      1,357,049               $      1,291,123
Nov-1998                      $      1,320,450                     $      1,360,713               $      1,293,060
Dec-1998                      $      1,328,636                     $      1,364,931               $      1,297,844
Jan-1999                      $      1,346,972                     $      1,383,221               $      1,313,159
Feb-1999                      $      1,337,273                     $      1,376,720               $      1,305,411
Mar-1999                      $      1,335,401                     $      1,377,271               $      1,304,106
Apr-1999                      $      1,338,873                     $      1,381,816               $      1,307,366
May-1999                      $      1,329,367                     $      1,374,906               $      1,299,261
Jun-1999                      $      1,306,502                     $      1,357,170               $      1,279,902
Jul-1999                      $      1,315,648                     $      1,364,227               $      1,285,661
Aug-1999                      $      1,309,727                     $      1,361,363               $      1,279,361
Sep-1999                      $      1,311,430                     $      1,364,494               $      1,279,873
Oct-1999                      $      1,301,594                     $      1,355,897               $      1,267,330
Nov-1999                      $      1,314,220                     $      1,369,185               $      1,280,130
Dec-1999                      $      1,310,014                     $      1,363,298               $      1,272,962
Jan-2000                      $      1,305,167                     $      1,359,617               $      1,267,233
Feb-2000                      $      1,317,436                     $      1,370,494               $      1,278,385
Mar-2000                      $      1,336,275                     $      1,390,914               $      1,301,268
Apr-2000                      $      1,330,930                     $      1,386,046               $      1,293,851
May-2000                      $      1,326,138                     $      1,381,333               $      1,287,770
Jun-2000                      $      1,354,518                     $      1,412,966               $      1,318,547
Jul-2000                      $      1,371,314                     $      1,428,932               $      1,334,370
Aug-2000                      $      1,390,101                     $      1,446,651               $      1,352,651
Sep-2000                      $      1,383,011                     $      1,443,035               $      1,346,699
Oct-2000                      $      1,396,012                     $      1,456,599               $      1,359,897
Nov-2000                      $      1,404,946                     $      1,465,193               $      1,367,240
Dec-2000                      $      1,440,070                     $      1,495,083               $      1,399,644
Jan-2001                      $      1,457,207                     $      1,513,622               $      1,415,460
Feb-2001                      $      1,459,830                     $      1,516,044               $      1,417,158
Mar-2001                      $      1,470,924                     $      1,530,295               $      1,429,204
Apr-2001                      $      1,455,627                     $      1,520,654               $      1,415,198
May-2001                      $      1,472,949                     $      1,536,164               $      1,430,341
Jun-2001                      $      1,483,996                     $      1,544,306               $      1,438,494
Jul-2001                      $      1,499,133                     $      1,562,220               $      1,455,756
Aug-2001                      $      1,524,468                     $      1,586,278               $      1,478,757
Sep-2001                      $      1,512,425                     $      1,578,347               $      1,467,814
Oct-2001                      $      1,529,364                     $      1,593,972               $      1,482,052
Nov-2001                      $      1,513,000                     $      1,581,858               $      1,467,824
Dec-2001                      $      1,499,685                     $      1,571,576               $      1,455,934
Jan-2002                      $      1,527,279                     $      1,598,136               $      1,479,812
Feb-2002                      $      1,545,912                     $      1,618,752               $      1,498,309
Mar-2002                      $      1,514,839                     $      1,589,129               $      1,469,692
Apr-2002                      $      1,546,954                     $      1,621,070               $      1,498,204
May-2002                      $      1,549,584                     $      1,627,230               $      1,504,496
Jun-2002                      $      1,567,094                     $      1,645,618               $      1,519,692
Jul-2002                      $      1,584,959                     $      1,663,226               $      1,682,299
Aug-2002                      $      1,600,808                     $      1,682,020               $      1,700,972
Sep-2002                      $      1,633,465                     $      1,711,960               $      1,733,121
Oct-2002                      $      1,607,983                     $      1,688,164               $      1,706,084
Nov-2002                      $      1,595,280                     $      1,678,879               $      1,695,336
Dec-2002                      $      1,630,855                     $      1,712,793               $      1,731,446
Jan-2003                      $      1,624,820                     $      1,710,908               $      1,721,923
Feb-2003                      $      1,648,868                     $      1,733,664               $      1,746,547
Mar-2003                      $      1,645,075                     $      1,733,837               $      1,743,578
Apr-2003                      $      1,656,426                     $      1,744,067               $      1,755,608
May-2003                      $      1,694,359                     $      1,779,994               $      1,793,178
Jun-2003                      $      1,685,887                     $      1,772,696               $      1,781,702
Jul-2003                      $      1,624,352                     $      1,722,352               $      1,724,331
Aug-2003                      $      1,637,996                     $      1,735,097               $      1,738,471
Sep-2003                      $      1,687,136                     $      1,782,465               $      1,784,366
Oct-2003                      $      1,674,145                     $      1,772,305               $      1,772,946
Nov-2003                      $      1,687,706                     $      1,786,129               $      1,788,548
Dec-2003                      $      1,699,014                     $      1,797,382               $      1,799,458
Jan-2004                      $      1,706,319                     $      1,805,470               $      1,803,057
Feb-2004                      $      1,731,402                     $      1,830,566               $      1,829,202
Mar-2004                      $      1,717,897                     $      1,821,779               $      1,812,922
Apr-2004                      $      1,678,729                     $      1,786,255               $      1,774,850
May-2004                      $      1,674,029                     $      1,782,146               $      1,772,188
Jun-2004                      $      1,678,549                     $      1,787,849               $      1,776,264
Jul-2004                      $      1,697,181                     $      1,808,052               $      1,794,382
Aug-2004                      $      1,729,561                     $      1,839,874               $      1,822,913

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THAT FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns prior to 1/1/97 for the Select Shares include performance of a predecessor account for the period dating back to 08/31/94, prior to the Fund's commencement of operations on 1/1/97. Returns for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

Returns for the Institutional Shares prior to 9/10/01 (offering date of Institutional Shares) are calculated using the historical expenses of the of the Select Shares, which are higher than the expenses of the Institutional Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan New York Intermediate Tax Free Income Fund, Lehman NY Competitive Intermediate (1-17 maturities) Index, and Lipper New York Intermediate Municipal Debt Funds Average from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The unmanaged Lehman NY Competitive Intermediate (1-17 maturities) Index represents the performance of NY municipal bonds with maturities from 1 to 17 years. The Lipper New York Intermediate Municipal Debt Funds Average describes the average total returns for all the funds in the indicated category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN TAX FREE INCOME FUND

AS OF AUGUST 31, 2004                                                (Unaudited)

                                   FUND FACTS

                                   Fund Inception                         1/1/97
                                   Fiscal Year End                     AUGUST 31
                                   Net Assets as of 8/31/2004
                                   (In Millions)                          $657.0
                                   Primary Benchmark            LEHMAN MUNICIPAL
                                                                      BOND INDEX
                                   Average Credit Quality                    AA+
                                   Duration                            7.2 YEARS

Q: HOW DID THE FUND PERFORM?

A: JPMorgan Tax Free Income Fund, which seeks to provide current income that is exempt from federal income taxes, had a total return of 6.8% (Select Shares) for the one-year period ended August 31, 2004. This compares with a 7.0% return for its benchmark index, the Lehman Municipal Bond Index.

Q: WHY DID THE FUND PERFORM THIS WAY?

A: The Fund underperformed during the period because it was overweight high-quality issues at a time when lower-quality sectors outperformed. We were overweight insured paper and high-quality uninsured paper, and were underweight hospitals, airports, tobacco debt and other high-yield sectors. We plan to maintain our high-quality bias. Our holdings in specialty state paper performed well as demand grew during the July reinvestment period. We overweighted the intermediate part of the yield curve, a position that outperformed.

Q: HOW WAS THE FUND MANAGED?

A: We were overweight the 10- to 15-year part of the yield curve. Because of historically tight spreads, we sold callable paper and overweighted issues that could not be called. We also added specialty state paper, but our focus remains on high-quality, liquid issues.

CREDIT QUALITY ALLOCATIONS AT AUGUST 31, 2004

[CHART]

PERCENTAGE OF TOTAL PORTFOLIO INVESTMENTS

AAA                            56.0%
A+                             10.8%
AA-                            10.0%
AA                              9.3%
BBB+                            4.1%
A                               3.9%
A-                              3.2%
Not Rated                       1.3%
AA+                             1.1%
BBB                             0.3%
BBB-                            0.0%

                                                    ANNUAL REPORT AUGUST 31 2004

                                                                     (Unaudited)

AVERAGE ANNUAL TOTAL RETURNS AS OF AUGUST 31, 2004

                                  1 YEAR    3 YEARS   5 YEARS    10 YEARS
                                  ---------------------------------------
CLASS A SHARES
          Without Sales Charge      6.81%      4.85%     6.11%       5.95%
             With Sales Charge*     1.94%      3.25%     5.14%       5.47%
                                  ---------------------------------------
CLASS B SHARES
                  Without CDSC      5.88%      3.88%     5.45%       5.63%
                     With CDSC**    0.88%      2.94%     5.13%       5.63%
                                  ---------------------------------------
SELECT SHARES#                      6.82%      4.84%     6.11%       5.95%

 *   Sales Charge for Class A Shares is 4.50%.
** Assumes 5% CDSC (contingent deferred sales charge) for the one year period, 3% CDSC for the three year period, a 2% CDSC for the five year period and 0% for the ten year period.
 #   Formerly Institutional Shares.

[CHART]

TEN YEAR FUND PERFORMANCE (08/31/94 TO 08/31/04)

              JPMORGAN TAX FREE INCOME   LEHMAN MUNICIPAL   LIPPER GENERAL MUNICIPAL
              FUND (SELECT SHARES)       BOND INDEX         DEBT FUNDS INDEX
Aug-1994              $      1,000,000   $      1,000,000        $       1,000,000
Sep-1994              $        991,500   $        985,300        $         984,500
Oct-1994              $        977,322   $        967,762        $         965,696
Nov-1994              $        955,039   $        950,245        $         945,803
Dec-1994              $        980,252   $        971,151        $         968,786
Jan-1995              $      1,002,307   $        998,925        $         998,237
Feb-1995              $      1,025,260   $      1,027,994        $       1,027,984
Mar-1995              $      1,036,128   $      1,039,816        $       1,037,442
Apr-1995              $      1,043,692   $      1,041,064        $       1,037,442
May-1995              $      1,065,400   $      1,074,274        $       1,070,536
Jun-1995              $      1,058,901   $      1,064,928        $       1,058,546
Jul-1995              $      1,067,479   $      1,075,044        $       1,065,427
Aug-1995              $      1,074,417   $      1,088,698        $       1,077,573
Sep-1995              $      1,077,963   $      1,095,556        $       1,084,361
Oct-1995              $      1,094,240   $      1,111,442        $       1,101,494
Nov-1995              $      1,108,027   $      1,129,892        $       1,123,414
Dec-1995              $      1,121,878   $      1,140,739        $       1,136,333
Jan-1996              $      1,130,628   $      1,149,408        $       1,141,788
Feb-1996              $      1,130,741   $      1,141,592        $       1,133,567
Mar-1996              $      1,111,745   $      1,126,980        $       1,116,223
Apr-1996              $      1,108,299   $      1,123,825        $       1,111,535
May-1996              $      1,108,299   $      1,123,375        $       1,112,202
Jun-1996              $      1,117,941   $      1,135,620        $       1,122,545
Jul-1996              $      1,127,779   $      1,145,954        $       1,132,199
Aug-1996              $      1,129,583   $      1,145,725        $       1,131,633
Sep-1996              $      1,143,929   $      1,161,765        $       1,148,947
Oct-1996              $      1,157,313   $      1,174,893        $       1,161,700
Nov-1996              $      1,177,103   $      1,196,393        $       1,182,030
Dec-1996              $      1,167,686   $      1,191,369        $       1,177,066
Jan-1997              $      1,167,686   $      1,193,632        $       1,176,948
Feb-1997              $      1,176,911   $      1,204,614        $       1,187,305
Mar-1997              $      1,161,964   $      1,188,592        $       1,172,701
Apr-1997              $      1,173,235   $      1,198,576        $       1,182,786
May-1997              $      1,190,130   $      1,216,555        $       1,199,819
Jun-1997              $      1,201,317   $      1,229,572        $       1,213,976
Jul-1997              $      1,237,236   $      1,263,631        $       1,250,396
Aug-1997              $      1,224,122   $      1,251,753        $       1,236,141
Sep-1997              $      1,239,178   $      1,266,649        $       1,251,717
Oct-1997              $      1,246,861   $      1,274,756        $       1,259,978
Nov-1997              $      1,254,342   $      1,282,277        $       1,267,160
Dec-1997              $      1,273,659   $      1,300,998        $       1,287,688
Jan-1998              $      1,287,287   $      1,314,398        $       1,300,050
Feb-1998              $      1,286,772   $      1,314,792        $       1,300,050
Mar-1998              $      1,286,901   $      1,315,976        $       1,301,350
Apr-1998              $      1,278,665   $      1,310,054        $       1,293,411
May-1998              $      1,302,448   $      1,330,753        $       1,314,365
Jun-1998              $      1,306,095   $      1,335,943        $       1,319,096
Jul-1998              $      1,310,013   $      1,339,283        $       1,321,735
Aug-1998              $      1,334,117   $      1,360,041        $       1,342,354
Sep-1998              $      1,351,995   $      1,377,042        $       1,358,328
Oct-1998              $      1,347,803   $      1,377,042        $       1,353,438
Nov-1998              $      1,351,443   $      1,381,862        $       1,358,039
Dec-1998              $      1,356,308   $      1,385,316        $       1,360,484
Jan-1999              $      1,374,618   $      1,401,801        $       1,375,313
Feb-1999              $      1,365,545   $      1,395,634        $       1,367,611
Mar-1999              $      1,363,361   $      1,397,587        $       1,368,158
Apr-1999              $      1,369,223   $      1,401,081        $       1,371,989
May-1999              $      1,358,543   $      1,392,955        $       1,362,248
Jun-1999              $      1,334,904   $      1,372,897        $       1,340,725
Jul-1999              $      1,338,909   $      1,377,839        $       1,343,138
Aug-1999              $      1,325,788   $      1,366,816        $       1,327,155
Sep-1999              $      1,323,136   $      1,367,363        $       1,323,704
Oct-1999              $      1,307,656   $      1,352,595        $       1,305,305
Nov-1999              $      1,321,778   $      1,366,933        $       1,317,705
Dec-1999              $      1,312,129   $      1,356,681        $       1,305,187
Jan-2000              $      1,306,618   $      1,350,847        $       1,294,745
Feb-2000              $      1,322,559   $      1,366,517        $       1,313,131
Mar-2000              $      1,350,333   $      1,396,444        $       1,341,888
Apr-2000              $      1,342,096   $      1,388,205        $       1,332,629
May-2000              $      1,332,164   $      1,380,986        $       1,323,701
Jun-2000              $      1,366,401   $      1,417,582        $       1,357,852
Jul-2000              $      1,387,580   $      1,437,287        $       1,376,726
Aug-2000              $      1,406,590   $      1,459,421        $       1,398,341
Sep-2000              $      1,398,572   $      1,451,832        $       1,389,671
Oct-2000              $      1,413,257   $      1,467,657        $       1,404,124
Nov-2000              $      1,425,553   $      1,478,811        $       1,413,391
Dec-2000              $      1,465,326   $      1,515,338        $       1,449,856
Jan-2001              $      1,475,436   $      1,530,340        $       1,460,730
Feb-2001              $      1,482,814   $      1,535,237        $       1,467,596
Mar-2001              $      1,493,193   $      1,549,054        $       1,479,923
Apr-2001              $      1,466,465   $      1,532,324        $       1,459,205
May-2001              $      1,483,769   $      1,548,873        $       1,475,839
Jun-2001              $      1,496,233   $      1,559,251        $       1,488,089
Jul-2001              $      1,518,078   $      1,582,327        $       1,511,601
Aug-2001              $      1,547,073   $      1,608,436        $       1,538,810
Sep-2001              $      1,538,100   $      1,602,967        $       1,526,191
Oct-2001              $      1,559,941   $      1,622,042        $       1,542,064
Nov-2001              $      1,539,038   $      1,608,417        $       1,526,335
Dec-2001              $      1,520,570   $      1,593,137        $       1,510,155
Jan-2002              $      1,547,788   $      1,620,699        $       1,533,714
Feb-2002              $      1,569,921   $      1,640,309        $       1,552,272
Mar-2002              $      1,532,557   $      1,608,159        $       1,522,779
Apr-2002              $      1,567,040   $      1,639,518        $       1,550,493
May-2002              $      1,575,031   $      1,649,519        $       1,560,106
Jun-2002              $      1,592,672   $      1,667,004        $       1,575,083
Jul-2002              $      1,615,606   $      1,688,508        $       1,595,244
Aug-2002              $      1,633,863   $      1,708,771        $       1,610,878
Sep-2002              $      1,676,180   $      1,746,193        $       1,645,189
Oct-2002              $      1,639,639   $      1,717,206        $       1,610,147
Nov-2002              $      1,627,506   $      1,709,994        $       1,604,189
Dec-2002              $      1,667,705   $      1,746,074        $       1,640,284
Jan-2003              $      1,658,199   $      1,741,709        $       1,630,114
Feb-2003              $      1,683,570   $      1,766,093        $       1,654,892
Mar-2003              $      1,684,411   $      1,767,153        $       1,652,244
Apr-2003              $      1,695,192   $      1,778,816        $       1,667,114
May-2003              $      1,739,097   $      1,820,440        $       1,706,791
Jun-2003              $      1,726,749   $      1,812,612        $       1,697,916
Jul-2003              $      1,655,607   $      1,749,171        $       1,640,017
Aug-2003              $      1,668,687   $      1,762,290        $       1,652,153
Sep-2003              $      1,722,752   $      1,814,101        $       1,700,727
Oct-2003              $      1,712,760   $      1,805,031        $       1,694,434
Nov-2003              $      1,728,346   $      1,823,803        $       1,713,581
Dec-2003              $      1,741,827   $      1,838,940        $       1,727,632
Jan-2004              $      1,747,750   $      1,849,422        $       1,733,506
Feb-2004              $      1,774,490   $      1,877,349        $       1,760,722
Mar-2004              $      1,761,714   $      1,870,778        $       1,750,510
Apr-2004              $      1,721,899   $      1,826,441        $       1,711,299
May-2004              $      1,714,323   $      1,819,865        $       1,705,823
Jun-2004              $      1,722,552   $      1,826,417        $       1,711,622
Jul-2004              $      1,744,256   $      1,850,343        $       1,732,504
Aug-2004              $      1,782,799   $      1,887,350        $       1,764,902

SOURCE: LIPPER, INC. THE QUOTED PERFORMANCE IS PAST PERFORMANCE AND IS NOT INDICATIVE OF FUTURE RETURNS. INVESTMENT RETURNS WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES WHEN REDEEMED MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. PLEASE NOTE, CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA SHOWN. INVESTORS SHOULD CAREFULLY READ THAT FUND PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUND'S INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

The Fund commenced operations on 1/1/97.

Returns for the Select Shares include performance of a predecessor account for the period dating back to 08/31/94, prior to the Fund's commencement of operations on 1/1/97. Returns prior to 1/1/97 for the Select Shares are adjusted to reflect historical expenses at the levels indicated (absent reimbursements) in the Expense Summary as disclosed in the prospectus at the Fund's commencement of operations. The account was not registered with the Securities and Exchange Commission and, therefore, was not subject to the investment restrictions imposed by law on registered mutual funds. If it had been registered, the performance may have been adversely affected.

Returns for Class A and B Shares prior to 2/16/01 (offering date of Class A and B Shares) are calculated using the historical expenses of the Select Shares, which are lower than the expenses for Class A and B Shares.

The graph illustrates comparative performance for $1,000,000 invested in Select Shares of the JPMorgan Tax Free Income Fund, Lehman Municipal Bond Index, and Lipper General Municipal Debt Funds Index from August 31, 1994 to August 31, 2004. The performance of the Fund assumes reinvestment of all dividends. The performance of the indices does not include a sales charge and has been adjusted to reflect reinvestment of all dividends and capital gains of the securities included in the benchmark. The Lehman Municipal Bond Index is a broad-based index that replicates the long-term, investment grade tax-exempt bond market. The Lipper General Municipal Debt Funds Index represents the total returns of the funds in the category, as defined by Lipper, Inc. Investors cannot invest directly in an index.

Capital gains distributions are subject to federal income tax, a portion of the Fund's income distributions may be subject to the Alternative Minimum Tax and some investors may be subject to certain state and local taxes.

Select Shares have a $1,000,000 minimum initial deposit and carry no sales charge.

Certain fees and expenses of the Fund are currently being waived and reimbursed as described in the prospectus. Had the expenses not been subsidized or waived, returns would have been lower. Also all performance shown in this section does not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

JPMORGAN CALIFORNIA BOND FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.8%

                 STATE AND MUNICIPAL OBLIGATIONS -- 93.8%

                 CALIFORNIA -- 79.6%
$        3,135   Anaheim Public Financing Authority,
                 Distribution System, Second Lien, Rev.,
                 MBIA, 5.25%, 10/01/16 +                                         $               3,520
           260   Burlingame Financing Authority,
                 Rev., 4.75%, 10/15/11 +                                                           285
           140   California Educational Facilities
                 Authority, Dominican University, Rev.,
                 4.85%, 12/01/06                                                                   147
           667   California Educational Facilities
                 Authority, Rev., 1.73%, 05/01/28 +                                                666
           750   California Educational Facilities Authority,
                 Stanford University, Ser. P, Rev., 5.25%,
                 12/01/13                                                                          857
         1,100   California Educational Facilities Authority,
                 University of Southern California, Ser. A,
                 Rev., 5.60%, 10/01/06                                                           1,188
         2,000   California Infrastructure & Economic
                 Development Bank, Workers
                 Compensation Relief, Ser. A, Rev.,
                 AMBAC, 5.00%, 10/01/09                                                          2,224
         1,460   California State Department of Water
                 Resources, Central Valley Project,
                 Ser. J-3, Rev., 7.00%, 12/01/12                                                 1,821
           540   California State Department of Water
                 Resources, Central Valley Project,
                 Ser. J-3, Rev., (p), 7.00%, 12/01/12                                              687
         3,235   California State Department of Water
                 Resources, Rev., 5.50%, 12/01/08                                                3,654
           100   California State Public Works Board,
                 Department of Mental Health,
                 Coalinga State Hospital, Ser. A, Rev.,
                 5.25%, 06/01/12                                                                   111
         4,148   California State University, California
                 State Polytechnic University Pamona,
                 Campus Energy Project, Tax Exempt
                 Master Lease, Rev., 5.06%, 03/15/14                                             4,338
         3,620   California State, Economic Recovery,
                 Ser. B, GO, Adj., 5.00%, 07/01/23                                               3,909
           120   California State, GO, (p), MBIA-IBC,
                 6.25%, 10/01/19                                                                   120
$        1,435   California Statewide Communities
                 Development Authority, Catholic
                 Healthcare West, COP, 6.00%, 07/01/09                           $               1,606
         1,840   Calleguas-Las Virgines Public Financing
                 Authority, Water District, Ser. B, Rev.,
                 MBIA, 5.25%, 07/01/13                                                           2,085
           490   Carson Redevelopment Agency,
                 Redevelopment Project Area No. 1,
                 Tax Allocation, MBIA, 5.50%, 10/01/14                                             566
           150   Coachella Valley Recreation & Park
                 District, Improvement Bond Act of 1915,
                 Reassessment District 1, Special
                 Assessment, MBIA, 4.63%, 09/02/10                                                 165
         1,000   Colton Public Financing Authority,
                 Tax Allocation, Ser. A, Rev., MBIA,
                 5.00%, 08/01/18                                                                 1,064
         1,500   Contra Costa Transportation Authority,
                 Sales Tax, Ser. A, Rev., FGIC,
                 6.00%, 03/01/06                                                                 1,597
         2,505   Corona Community Facilities District,
                 No. 97-2, Eagle Glen, Special Tax,
                 5.75%, 09/01/16                                                                 2,588
         3,825   El Dorado Irrigation District &
                 El Dorado Water Agency, COP, Ser. A,
                 FGIC, 5.00%, 03/01/13                                                           4,233
         1,000   Fallbrook Union High School District,
                 San Diego County, GO, FGIC, 5.38%,
                 09/01/12                                                                        1,144
         1,000   Foothill Eastern Transportation
                 Corridor Agency, California Toll Road,
                 Senior Lien, Ser. A, Rev., (p), 6.00%,
                 01/01/07                                                                        1,097
           100   Fullerton University Foundation, Ser. A,
                 Rev., MBIA, 5.50%, 07/01/10                                                       114
           100   Fullerton University Foundation, Ser. A,
                 Rev., MBIA, 5.50%, 07/01/11                                                       113
           545   Golden West Schools Financing
                 Authority, Ser. A, Rev., MBIA,
                 5.80%, 02/01/16                                                                   644
         1,000   Long Beach, California, Long Beach
                 Harbor, Rev., MBIA, 6.00%, 05/15/06                                             1,050

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2004

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 CALIFORNIA -- CONTINUED
$          500   Los Angeles County Community
                 Facilities District No. 3, Improvement
                 Area B, Special Tax, Ser. A, AMBAC,
                 5.63%, 09/01/11                                                 $                 569
         1,395   Los Angeles County Community Facilities
                 District No. 3, Improvement Area B,
                 Special Tax, Ser. A, AMBAC,
                 5.63%, 09/01/13                                                                 1,575
         1,000   Los Angeles County Community
                 Facilities District No. 3, Improvement
                 Area B, Special Tax, Ser. A, AMBAC,
                 5.63%, 09/01/14                                                                 1,128
         1,000   Los Angeles County Public Works
                 Financing Authority, Multiple Capital
                 Facilities Project, Ser. B, Rev., AMBAC,
                 6.00%, 12/01/07                                                                 1,127
         1,405   Los Angeles Unified School District,
                 COP, Ser. B, FSA, 5.00%, 10/01/06                                               1,499
           125   Los Angeles Unified School District,
                 Ser. A, GO, FGIC, 6.00%, 07/01/15                                                 150
         1,300   Los Angeles, California, American
                 Academy of Dramatic Arts, COP, Ser. A,
                 Adj., 4.70%, 11/01/30                                                           1,348
         1,000   Los Angeles, California, Ser. A, GO,
                 5.25%, 09/01/11                                                                 1,132
         5,110   Los Angeles, California, Sonnenblick Del
                 Rio, West Los Angeles, COP, AMBAC,
                 6.13%, 11/01/15                                                                 5,923
         1,000   Los Angeles, California, Water & Power
                 Systems, Ser. B, Rev., FSA,
                 5.13%, 07/01/16 @                                                               1,103
         1,000   Modesto Irrigation District Financing
                 Authority, Ser. A, Rev., MBIA,
                 5.45%, 10/01/07                                                                 1,096
         1,385   Mountain View/Santa Clara County,
                 Capital Projects, COP, 5.25%, 08/01/16                                          1,533
           560   Northern California Power Agency,
                 Public Power, Ser. A, Rev., AMBAC,
                 5.80%, 07/01/09                                                                   641
         2,000   Orange County Public Financing
                 Authority, Waste Management Systems,
                 Rev., AMBAC, 5.75%, 12/01/09                                                    2,268
$          600   Pacifica, California, Street Improvement
                 Project, COP, AMBAC, 5.75%, 11/01/19                            $                 679
           500   Pomona Public Financing Authority,
                 Southwest Pomona Redevelopment
                 Project, Ser. W, Rev., MBIA,
                 5.00%, 02/01/18                                                                   530
           425   Port of Oakland, Ser. K, Rev., FGIC,
                 5.25%, 11/01/07                                                                   463
           360   Rancho Water District Financing Authority,
                 Ser. A, Rev., FSA, 5.50%, 08/01/10                                                411
         1,210   Richmond, California, Taxable Limited
                 Obligation Pension, Ser. A, GO, MBIA,
                 7.02%, 08/01/05                                                                 1,261
            35   Richmond, California, Wastewater, Rev.,
                 FGIC, 5.20%, 08/01/11                                                              39
         1,250   Riverside County Transportation
                 Commission, Sales Tax, Ser. A, Rev.,
                 FGIC, 6.00%, 06/01/09                                                           1,440
           250   Sacramento County Sanitation District,
                 Financing Authority, Ser. A, Rev.,
                 5.25%, 12/01/12                                                                   278
           150   Sacramento County Sanitation District,
                 Financing Authority, Ser. A, Rev.,
                 5.75%, 12/01/10                                                                   173
         1,000   San Bernardino, California, Single Family
                 Mortgage, Ser. A, Rev., (p),
                 7.50%, 05/01/23                                                                 1,317
         1,200   San Diego County Regional Transportation
                 Commission, Sales Tax, 2nd Ser., Ser. A,
                 Rev., AMBAC, 6.00%, 04/01/06                                                    1,282
         1,000   San Francisco City & County Airports
                 Commission, Issue 15-B, 2nd Ser., Rev.,
                 FSA, 5.50%, 05/01/06                                                            1,062
         1,170   San Francisco City & County Airports
                 Commission, Issue 27-B, 2nd Ser., Adj.,
                 Rev., FGIC, 5.25%, 05/01/13                                                     1,291
         2,500   San Jose Financing Authority, Civic
                 Center Project, Ser. D, Adj., Rev., AMBAC,
                 5.00%, 06/01/39                                                                 2,646
           990   San Jose Redevelopment Agency,
                 Merged Area Redevelopment Project,
                 Tax Allocation, (p), MBIA, 6.00%, 08/01/15                                      1,202

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 CALIFORNIA -- CONTINUED
$        1,240   San Jose Redevelopment Agency,
                 Merged Area Redevelopment Project,
                 Tax Allocation, MBIA, 6.00%, 08/01/07                           $               1,380
         2,010   San Jose Redevelopment Agency,
                 Merged Area Redevelopment Project,
                 Tax Allocation, MBIA, 6.00%, 08/01/15                                           2,407
         4,000   San Marcos University Corp., Auxiliary
                 Organization, Rev., Adj., 3.35%, 07/01/32                                       4,047
           585   San Mateo County Community College
                 District, Election of 2001, Ser. A, GO,
                 FGIC, 5.38%, 09/01/19                                                             644
           250   San Mateo County Joint Powers Authority,
                 Capital Projects Program, Rev., MBIA,
                 6.50%, 07/01/15                                                                   310
         1,700   Santa Ana Financing Authority, Police
                 Administration & Holding Facility, Ser. A,
                 Rev., MBIA, 6.25%, 07/01/24                                                     2,038
         1,000   Santa Clara County Financing Authority,
                 Ser. A, Rev., AMBAC, 5.75%, 11/15/13                                            1,177
         2,505   South Bayside Waste Management
                 Authority, Solid Waste System, Rev.,
                 AMBAC, 6.13%, 03/01/17                                                          2,865
         1,310   South Orange County Public Financing
                 Authority, Foothill Area, Ser. A, Special Tax,
                 FGIC, 5.25%, 08/15/18                                                           1,448
         5,000   South Orange County Public Financing
                 Authority, Senior Lien, Ser. A, Special Tax,
                 MBIA, 5.00%, 09/01/12                                                           5,551
         1,000   Turlock Irrigation District, Ser. A, Rev.,
                 MBIA, 6.00%, 01/01/07                                                           1,092
         1,000   University of California, UC Medical
                 Center, Rev., AMBAC, 10.00%, 07/01/06                                           1,144
         4,000   Walnut Valley Unified School District,
                 Ser. A, GO, MBIA, 7.20%, 02/01/16                                               4,971
                 -------------------------------------------------------------------------------------
                                                                                               105,833
                 -------------------------------------------------------------------------------------

                 CONNECTICUT -- 2.0%
         2,040   Connecticut State, Residual Certificates,
                 Ser. 529-Y, GO, Inverse Floater, 9.20%,
                 12/15/09                                                                        2,626

                 MICHIGAN -- 1.6%
$        2,000   Michigan State Hospital Finance
                 Authority, Ascension Health Credit,
                 Ser. B, Rev., Adj., 5.30%, 11/15/33                             $               2,139

                 NEW JERSEY -- 0.8%
         1,000   Garden State Preservation Trust,
                 Open Space & Farmland, Ser. A, Rev.,
                 FSA, 5.80%, 11/01/21                                                            1,101

                 NEW YORK -- 0.8%
         1,000   New York Convention Center Operating
                 Corp., Yale Building Acquisition Project,
                 COP, 5.25%, 06/01/08                                                            1,041

                 PUERTO RICO -- 8.0%
           115   Puerto Rico Commonwealth, Public
                 Improvement, GO, 5.00%, 07/01/07                                                  123
         1,280   Puerto Rico Commonwealth, Public
                 Improvement, GO, (p), MBIA-IBC,
                 3.00%, 07/01/06                                                                 1,285
         2,500   Puerto Rico Commonwealth, Ser. C, GO,
                 Adj., 5.00%, 07/01/18                                                           2,696
         3,000   Puerto Rico Electric Power Authority,
                 Ser. BB, Rev., MBIA, 6.00%, 07/01/11                                            3,546
           125   Puerto Rico Electric Power Authority,
                 Ser. Z, Rev., 5.10%, 07/01/06                                                     131
           420   Puerto Rico Highway & Transportation
                 Authority, Ser. W, Rev., MBIA-IBC, 5.50%,
                 07/01/15                                                                          490
           500   Puerto Rico Municipal Finance Agency,
                 Ser. A, GO, FSA, 5.75%, 08/01/13                                                  570
         1,500   Puerto Rico Public Finance Corp., Ser. A,
                 Rev., (p), MBIA, 5.50%, 08/01/11                                                1,734
                 -------------------------------------------------------------------------------------
                                                                                                10,575
                 -------------------------------------------------------------------------------------

                 SOUTH CAROLINA -- 0.7%
         1,000   Charleston County, GO, MBIA-IBC,
                 3.00%, 09/01/14                                                                   947

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 VIRGIN ISLANDS -- 0.3%
$          345   Virgin Islands Public Finance Authority,
                 Gross Receipts, Tax Lien Notes, Ser. A,
                 Rev., 5.63%, 10/01/10                                           $                 372
                 -------------------------------------------------------------------------------------
                 Total State and Municipal Obligations                                         124,634
                 (Cost $117,098)
                 -------------------------------------------------------------------------------------

SHARES           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 6.2%

                 MONEY MARKET FUND -- 6.2%
         8,173   JPMorgan Tax Free Money Market Fund (a)                         $               8,173
                 (Cost $8,173)
                 -------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                     $             132,807
                 (COST $125,271)
                 -------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                           NOTIONAL              UNREALIZED
NUMBER OF                                                                  VALUE AT           APPRECIATION/
CONTRACTS        DESCRIPTION                      EXPIRATION DATE     8/31/04 (USD)    (DEPRECIATION) (USD)
-----------------------------------------------------------------------------------------------------------
                 SHORT FUTURES OUTSTANDING

(17)             10 Year Treasury Notes           December, 2004      $      (1,909)    $               (13)
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN INTERMEDIATE TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.9%

                 STATE AND MUNICIPAL OBLIGATIONS -- 93.9%

                 ALABAMA -- 0.1%
$        1,000   Shelby County Board of Education,
                 Capital Outlay School Warrants,
                 AMBAC, 5.70%, 02/01/09                                          $               1,037

                 ARIZONA -- 0.9%
         2,085   Arizona Health Facilities Authority,
                 Catholic Healthcare West, Ser. A, Rev.,
                 6.13%, 07/01/09 +                                                               2,244
         4,360   Arizona School Facilities Board,
                 State School Trust, Ser. A, Rev.,
                 AMBAC, 5.75%, 07/01/17 +                                                        5,117
         2,375   Arizona School Facilities Board,
                 State School Trust, Ser. A, Rev.,
                 AMBAC, 5.75%, 07/01/18 +                                                        2,766
         3,860   Phoenix IDA, Single Family Mortgage,
                 Ser. 2-A, Rev., Adj., 5.55%, 03/01/28                                           4,201
                 -------------------------------------------------------------------------------------
                                                                                                14,328
                 -------------------------------------------------------------------------------------

                 CALIFORNIA -- 5.9%
         1,840   California State Department of Water
                 Resources, Central Valley Project,
                 Ser. J-1, Rev., Adj., 7.00%, 12/01/12                                           2,295
           500   California State Department of Water
                 Resources, Central Valley Project,
                 Ser. J-1, Rev., (p), 7.00%, 12/01/12                                              636
        20,000   California State, Economic Recovery,
                 Ser. A, GO, MBIA, 5.00%, 07/01/15                                              22,082
         8,130   California Statewide Communities
                 Development Authority, Catholic
                 Healthcare West, COP, 6.00%, 07/01/09                                           9,099
        10,435   Contra Costa Water District, Ser. K,
                 Rev., FSA, 5.50%, 10/01/14                                                     11,762
         1,000   Los Angeles Community
                 Redevelopment Agency, Tax Allocation,
                 Hollywood Redevelopment Project,
                 Ser. C, MBIA, 5.50%, 07/01/16                                                   1,153
         2,500   Los Angeles County Public Works
                 Financing Authority, Ser. A, Rev.,
                 MBIA, 6.00%, 09/01/06                                                           2,714
        11,730   Los Angeles, California, Wastewater
                 System, Sub Ser. A, Rev., MBIA,
                 4.20%, 06/01/16                                                                11,973
$       13,560   Los Angeles, California, Wastewater
                 System, Sub Ser. A, Rev., MBIA,
                 4.20%, 06/01/17                                                 $              13,731
         2,000   Solano County, COP, MBIA, 5.25%,
                 11/01/16                                                                        2,213
         5,500   Southern California Public Power
                 Authority, San Juan Power, Power
                 Project, Ser. B, Rev., Adj., FSA, 5.25%,
                 01/01/20                                                                        6,110
         5,000   Southern California Public Power
                 Authority, San Juan Unit 3, Power
                 Project, Ser. A, Rev., FSA, 5.50%,
                 01/01/13                                                                        5,722
                 -------------------------------------------------------------------------------------
                                                                                                89,490
                 -------------------------------------------------------------------------------------

                 COLORADO -- 0.1%
         1,610   Douglas County School District
                 No. Re-1, Douglas & Elbert Counties,
                 GO, FGIC, 5.75%, 12/15/17                                                       1,887

                 CONNECTICUT -- 3.0%
         7,000   Connecticut State Development
                 Authority, PCR, Ser. A, Rev., Adj.,
                 AMBAC, 3.35%, 05/01/31                                                          7,079
        19,405   Connecticut State, Residual Certificates,
                 Ser. 529-Y, GO, Inverse Floater,
                 9.20%, 12/15/09                                                                24,976
         7,240   Connecticut State, Ser. B, GO, (p),
                 5.88%, 06/15/10                                                                 8,400
         3,905   Waterbury, Connecticut, Ser. A, GO,
                 FSA, 5.50%, 04/01/13                                                            4,441
                 -------------------------------------------------------------------------------------
                                                                                                44,896
                 -------------------------------------------------------------------------------------

                 DELAWARE-- 0.0% ^
           250   Wilmington, Delaware, GO, FGIC,
                 5.00%, 07/01/09                                                                   275

                 DISTRICT OF COLUMBIA -- 0.2%
           770   District of Columbia, Ser. A, GO, (p),
                 MBIA-IBC, 6.00%, 06/01/07                                                         828
         2,450   District of Columbia, Ser. A, GO,
                 MBIA-IBC, 6.00%, 06/01/07                                                       2,633
                 -------------------------------------------------------------------------------------
                                                                                                 3,461
                 -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                    ANNUAL REPORT AUGUST 31 2004

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 FLORIDA -- 2.6%
$        2,265   Coral Springs Improvement District,
                 Water & Sewer, GO, MBIA, 6.00%,
                 06/01/10                                                        $               2,505
         1,750   Dade County, Aviation, Ser. B, Rev.,
                 AMBAC, 6.40%, 10/01/06                                                          1,791
         1,495   Florida State Board of Education,
                 Capital Outlay, Public Education,
                 Ser. B, GO, 5.25%, 06/01/12                                                     1,691
         2,000   Florida State Department of
                 Corrections, Okeechobee Correctional
                 Facility, COP, AMBAC, 6.00%, 03/01/08                                           2,083
        30,000   Orlando Utilities Commission, Water &
                 Electric, Multi-Modal, Ser. A, Rev.,
                 Adj., 4.10%, 10/01/23                                                          31,895
                 -------------------------------------------------------------------------------------
                                                                                                39,965
                 -------------------------------------------------------------------------------------

                 GEORGIA -- 1.6%
         1,720   Forsyth County School District, GO,
                 5.00%, 07/01/12                                                                 1,898
         2,630   Fulton County School District, GO,
                 6.38%, 05/01/14                                                                 3,220
         1,250   Georgia Municipal Electric Authority,
                 Power, Ser. A, Rev., 6.50%, 01/01/12                                            1,449
         5,000   Georgia Municipal Electric Authority,
                 Power, Ser. DD, Rev., MBIA-IBC,
                 7.00%, 01/01/08                                                                 5,736
         3,000   Georgia State, Ser. B, GO,
                 6.30%, 03/01/10                                                                 3,523
         2,500   Gwinnette County School District,
                 Ser. B, GO, 6.40%, 02/01/08                                                     2,827
         5,000   Metropolitan Atlanta Rapid
                 Transportation Authority, Ser. P, Rev.,
                 AMBAC, 6.25%, 07/01/11                                                          5,919
                 -------------------------------------------------------------------------------------
                                                                                                24,572
                 -------------------------------------------------------------------------------------

                 HAWAII -- 0.1%
         2,000   Honolulu City & County, Ser. A, GO,
                 7.35%, 07/01/06                                                                 2,197

                 ILLINOIS -- 4.7%
$        1,500   Chicago Metropolitan Water
                 Reclamation District, Capital
                 Improvement Bonds, GO, (p),
                 7.00%, 01/01/08                                                 $               1,725
        10,000   Chicago Metropolitan Water
                 Reclamation District, Capital
                 Improvement Bonds, GO, (p),
                 5.50%, 12/01/12                                                                11,415
        10,025   Chicago Metropolitan Water
                 Reclamation District, GO, 5.50%,
                 12/01/09                                                                       11,324
         6,055   Chicago O'Hare International Airport,
                 Passenger Facilities Charge, Ser. A,
                 Rev., AMBAC, 5.38%, 01/01/07                                                    6,426
         1,245   Chicago Park District, Harbor Facilities,
                 Rev., (p), 5.38%, 01/01/06                                                      1,306
         5,000   Chicago, Illinois, Ser. A, GO, (p), FGIC,
                 6.75%, 07/01/10                                                                 6,082
         2,819   Illinois Development Finance Authority,
                 IDR, Rev., 4.90%, 08/01/28 (i)                                                  2,886
         2,585   Illinois Finance Authority, DePaul
                 University, Ser. A, Rev., 5.38%, 10/01/15                                       2,856
         1,665   Illinois Health Facilities Authority,
                 Rev., 6.63%, 02/15/12                                                           1,896
         3,770   Illinois Health Facilities Authority,
                 Riverside Health Systems, Rev.,
                 6.75%, 11/15/10                                                                 4,365
         2,565   Illinois State, 1st Ser., GO, 5.50%,
                 08/01/06                                                                        2,742
         4,000   Illinois State, 1st Ser., GO, 5.50%,
                 08/01/07                                                                        4,374
         2,000   Illinois State, GO, (p), MBIA, 5.25%,
                 06/01/08                                                                        2,233
         5,000   Illinois State, Ser. A, GO, 5.00%,
                 03/01/19                                                                        5,308
            50   Metropolitan Pier & Exposition
                 Authority, Dedicated State Tax,
                 Ser. A-2002, Rev., 8.50%, 06/15/06                                                 56
         1,330   Metropolitan Pier & Exposition
                 Authority, Dedicated State Tax,
                 Ser. A-2002, Rev., (p), 8.50%, 06/15/06                                         1,488

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ILLINOIS -- CONTINUED
$        1,000   Regional Transportation Authority,
                 Ser. B, GO, AMBAC, 6.40%, 06/01/12                              $               1,201
         2,810   Regional Transportation Authority,
                 Ser. D, Rev., FGIC, 7.75%, 06/01/07                                             3,229
                 -------------------------------------------------------------------------------------
                                                                                                70,912
                 -------------------------------------------------------------------------------------

                 INDIANA -- 1.4%
        10,490   Indiana Housing Finance Authority,
                 Single Family Mortgage, Ser. B-2,
                 Rev., 4.00%, 01/01/34                                                          11,074
        10,285   Indiana Housing Finance Authority,
                 Single Family Mortgage, Ser. D-2,
                 Rev., 3.60%, 01/01/32                                                          10,365
                 -------------------------------------------------------------------------------------
                                                                                                21,439
                 -------------------------------------------------------------------------------------

                 IOWA -- 0.5%
         2,095   Iowa Finance Authority, Hospital
                 Facilities, Rev., 6.75%, 02/15/15                                               2,335
         2,385   Iowa Finance Authority, Hospital
                 Facilities, Rev., 6.75%, 02/15/16                                               2,642
         2,440   Iowa Finance Authority, Hospital
                 Facilities, Rev., 6.75%, 02/15/17                                               2,699
                 -------------------------------------------------------------------------------------
                                                                                                 7,676
                 -------------------------------------------------------------------------------------

                 KENTUCKY -- 0.4%
         4,905   Kentucky Turnpike Authority,
                 Economic Development, Revitalization
                 Projects, Ser. B, Rev., FSA, 5.00%,
                 07/01/12                                                                        5,439

                 MARYLAND -- 1.3%
         1,000   Maryland State Health & Higher
                 Educational Facilities Authority,
                 Lifebridge Health, Ser. A, Rev., 5.00%,
                 07/01/10                                                                        1,087
           500   Maryland State Health & Higher
                 Educational Facilities Authority,
                 Lifebridge Health, Ser. A, Rev., 5.00%,
                 07/01/11                                                                          543
         1,000   Maryland State Health & Higher
                 Educational Facilities Authority,
                 Lifebridge Health, Ser. A, Rev., 5.00%,
                 07/01/12                                                                        1,087
$        1,250   Maryland State Health & Higher
                 Educational Facilities Authority,
                 Lifebridge Health, Ser. A, Rev., 5.25%,
                 07/01/20                                                        $               1,318
         3,000   Maryland State Stadium Authority,
                 Lease, Convention Center Expansion,
                 Rev., AMBAC, 5.75%, 12/15/08                                                    3,097
         3,000   Maryland State Stadium Authority,
                 Lease, Convention Center Expansion,
                 Rev., AMBAC, 5.80%, 12/15/09                                                    3,098
         8,687   Maryland State, Tax Exempt Master
                 Lease, 5.19%, 07/01/16 (i)                                                      9,187
                 -------------------------------------------------------------------------------------
                                                                                                19,417
                 -------------------------------------------------------------------------------------

                 MASSACHUSETTS -- 6.3%
         5,650   Massachusetts Bay Transportation
                 Authority, General Transportation
                 Systems, Ser. A, Rev., 7.00%,
                 03/01/08                                                                        6,504
         2,045   Massachusetts Bay Transportation
                 Authority, General Transportation
                 Systems, Ser. A, Rev., MBIA, 5.50%,
                 03/01/14                                                                        2,353
         3,945   Massachusetts Health & Educational
                 Facilities Authority, Boston College,
                 Ser. K, Rev., 5.38%, 06/01/14                                                   4,515
         6,750   Massachusetts Health & Educational
                 Facilities Authority, Harvard University,
                 Ser. Z, Rev., 5.00%, 01/15/07                                                   7,212
         1,420   Massachusetts State College Building
                 Authority, Ser. A, Rev., 7.50%, 05/01/11                                        1,783
        10,000   Massachusetts State Turnpike
                 Authority, Ser. A, Rev., (p), 5.00%,
                 01/01/13                                                                       10,970
         9,500   Massachusetts State Water Pollution
                 Abatement, MWRA Program,
                 Sub Ser. A, Rev., 6.00%, 08/01/15                                              10,957
         2,000   Massachusetts State Water Resources
                 Authority, Ser. A, Rev., FSA, 5.50%,
                 08/01/13                                                                        2,300
         3,000   Massachusetts State Water Resources
                 Authority, Ser. C, Rev., FGIC, 5.25%,
                 12/01/15                                                                        3,418

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 MASSACHUSETTS -- CONTINUED
$        5,000   Massachusetts State, CONS,
                 Ser. C, GO, (p), 5.75%, 10/01/10                                $               5,759
         3,200   Massachusetts State, CONS, Ser. C,
                 GO, (p), 5.25%, 08/01/13                                                        3,639
        18,545   Massachusetts State,
                 Federal Highway, Ser. A, Rev., GAN,
                 FSA, 5.75%, 12/15/12                                                           21,068
         1,210   Southeastern Massachusetts
                 University Building Authority, Ser. A,
                 Rev., AMBAC, 5.90%, 05/01/09                                                    1,270
         1,000   Southeastern Massachusetts
                 University Building Authority, Ser. A,
                 Rev., AMBAC, 5.90%, 05/01/10                                                    1,050
         3,460   University of Massachusetts Building
                 Authority, Ser. 04-1, Rev., AMBAC,
                 5.38%, 11/01/17                                                                 3,893
         1,790   University of Massachusetts Building
                 Authority, Ser. 04-1, Rev., AMBAC,
                 5.38%, 11/01/18                                                                 2,011
         3,145   University of Massachusetts Building
                 Authority, Ser. 04-1, Rev., AMBAC,
                 5.38%, 11/01/19                                                                 3,505
         2,000   University of Massachusetts Building
                 Authority, Ser. 04-1, Rev., AMBAC,
                 5.38%, 11/01/20                                                                 2,211
         1,000   University of Massachusetts Building
                 Authority, Ser. 04-1, Rev., AMBAC,
                 5.38%, 11/01/21                                                                 1,102
                 -------------------------------------------------------------------------------------
                                                                                                95,520
                 -------------------------------------------------------------------------------------

                 MICHIGAN -- 6.1%
         3,910   Grand Rapids, Michigan, Water Supply,
                 Rev., FGIC, 5.75%, 01/01/13                                                     4,486
        13,050   Michigan State Hospital Finance
                 Authority, Ascension Health Credit,
                 Ser. A, Rev., (p), MBIA, 6.25%,
                 11/15/09                                                                       15,355
        10,000   Michigan State Hospital Finance
                 Authority, Ascension Health Credit,
                 Ser. B, Rev., Adj., 5.30%, 11/15/33                                            10,695
         3,755   Michigan State Hospital Finance
                 Authority, Trinity Health, Ser. A, Rev.,
                 5.50%, 12/01/05                                                                 3,931
$        4,160   Michigan State Hospital Finance
                 Authority, Trinity Health, Ser. A, Rev.,
                 6.00%, 12/01/11                                                 $               4,717
         4,405   Michigan State Hospital Finance
                 Authority, Trinity Health, Ser. A, Rev.,
                 6.00%, 12/01/12                                                                 4,987
        10,750   Michigan State Trunk Line, Ser. A,
                 Rev., 5.25%, 11/01/13                                                          12,155
         3,565   Michigan State Underground Storage
                 Tank Financial Assurance Authority,
                 Ser. I, Rev., AMBAC, 5.75%, 05/01/10                                            3,815
        16,000   Monroe County Economic
                 Development Corp., Limited
                 Obligation, Detroit Edison Co., Ser. CC,
                 Rev., Adj. AMBAC, 4.65%, 10/01/24                                              17,297
        10,000   Wayne Charter County, Detroit
                 Metropolitan, Wayne Charter Airport,
                 Ser. A, Rev., MBIA, 5.25%, 12/01/06                                            10,666
         3,780   Wayne Charter County, Detroit
                 Metropolitan, Wayne Charter Airport,
                 Ser. A, Rev., MBIA, 5.50%, 12/01/07                                             4,127
                 -------------------------------------------------------------------------------------
                                                                                                92,231
                 -------------------------------------------------------------------------------------

                 MINNESOTA -- 1.0%
         5,000   University of Minnesota, Ser. A, Rev.,
                 5.75%, 07/01/10                                                                 5,747
         8,000   University of Minnesota, Ser. A, Rev.,
                 5.75%, 07/01/15                                                                 9,426
                 -------------------------------------------------------------------------------------
                                                                                                15,173
                 -------------------------------------------------------------------------------------

                 MISSISSIPPI -- 1.3%
         4,000   Mississippi State, Capital
                 Improvements Issue, Ser. I, GO, (p),
                 5.50%, 11/01/06                                                                 4,321
         2,000   Mississippi State, GO, 5.75%, 12/01/12                                          2,323
        10,745   Mississippi State, GO, (p), 6.20%,
                 02/01/08                                                                       11,953
                 -------------------------------------------------------------------------------------
                                                                                                18,597
                 -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 MISSOURI -- 2.7%
$        3,200   Clay County Public School
                 District No. 53., Liberty, Missouri,
                 Direct Deposit Program, GO, FSA,
                 5.25%, 03/01/22                                                 $               3,465
         2,500   Clay County Public School
                 District No. 53., Liberty, Missouri,
                 Direct Deposit Program, GO, FSA,
                 5.25%, 03/01/23                                                                 2,691
         9,670   Missouri Housing Development
                 Commission, Homeowner Loan
                 Program, Single Family Mortgage,
                 Ser. B-1, Rev., Adj., 5.38%, 09/01/34                                          10,466
        16,660   Missouri Housing Development
                 Commission, Homeowner Loan
                 Program, Single Family Mortgage,
                 Ser. C-1, Rev., Adj., 4.80%, 09/01/34                                          17,705
         1,105   Missouri State Environmental
                 Improvement & Energy Resources
                 Authority, State Revolving Funds
                 Program, Ser. B, Rev., 5.50%, 07/01/12                                          1,271
         3,730   Missouri State Health & Educational
                 Facilities Authority, Park Lane Medical
                 Center, Ser. A, Rev., (p), MBIA,
                 5.60%, 01/01/15                                                                 4,173
         1,265   Missouri State Health & Educational
                 Facilities Authority, University of
                 Missouri, Columbia Arena Project,
                 Rev., 5.00%, 11/01/11                                                           1,411
                 -------------------------------------------------------------------------------------
                                                                                                41,182
                 -------------------------------------------------------------------------------------

                 NEBRASKA -- 0.3%
         4,725   NEBHELP, Inc., Sub Ser. A-5B, Rev.,
                 MBIA, 6.20%, 06/01/13                                                           5,061

                 NEVADA -- 0.7%
         8,200   Clark County School District, Ser. A,
                 GO, MBIA, 7.00%, 06/01/11                                                      10,066

                 NEW JERSEY -- 4.3%
         3,245   Elizabeth, New Jersey, GO, AMBAC,
                 6.25%, 08/15/08                                                                 3,445
$        8,000   Garden State Preservation Trust,
                 Open Space & Farmland, Ser. A, Rev.,
                 FSA, 5.80%, 11/01/21                                            $               8,808
         8,000   Garden State Preservation Trust,
                 Open Space & Farmland, Ser. A, Rev.,
                 FSA, 5.80%, 11/01/23                                                            8,734
        15,395   New Jersey Economic Development
                 Authority, Motor Vehicles, Ser. A, Rev.,
                 MBIA, 5.25%, 07/01/16                                                          17,125
         3,225   New Jersey State Turnpike Authority,
                 Rev., (p), 5.70%, 05/01/13                                                      3,597
         2,930   New Jersey State Turnpike Authority,
                 Ser. G, Rev., (p), 5.75%, 01/01/09                                              3,157
        10,000   New Jersey State, GO, 5.50%,
                 05/01/07                                                                       10,870
         4,570   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems,
                 Ser. A, Rev., 5.75%, 06/15/15                                                   5,324
         4,370   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems,
                 Ser. B, Rev., MBIA, 5.50%, 06/15/09                                             4,583
                 -------------------------------------------------------------------------------------
                                                                                                65,643
                 -------------------------------------------------------------------------------------

                 NEW MEXICO -- 0.8%
         5,500   New Mexico Mortgage Finance
                 Authority, Single Family Mortgage,
                 Ser. A-2, Rev., 5.25%, 03/01/34                                                 5,994
         3,000   New Mexico Mortgage Finance
                 Authority, Single Family Mortgage,
                 Ser. D, Rev., Adj., 6.13%, 09/01/33                                             3,292
         3,125   New Mexico Mortgage Finance
                 Authority, Single Family Mortgage,
                 Ser. PG, Class C-2, Rev.,
                 4.70%, 09/01/33                                                                 3,272
                 -------------------------------------------------------------------------------------
                                                                                                12,558
                 -------------------------------------------------------------------------------------

                 NEW YORK -- 12.6%
        12,405   Battery Park City Authority, Ser. A,
                 Rev., 5.25%, 11/01/14 +                                                        14,026
         1,500   Long Island Power Authority, Electric
                 Systems, Ser. A, Rev., (p), FSA, 5.50%,
                 12/01/13                                                                        1,751

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$       22,630   Metropolitan Transportation Authority,
                 Service Contract, Ser. A, Rev., 5.50%,
                 07/01/17                                                        $              25,930
        24,000   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., Adj., 5.50%, 11/01/26                                                    27,129
         6,055   New York City, New York, Ser. B,
                 GO, (p), 5.50%, 12/01/11                                                        6,987
        11,500   New York City, New York, Ser. G, GO,
                 5.50%, 08/01/09                                                                12,778
         6,300   New York Convention Center Operating
                 Corp., Yale Building Acquisition Project,
                 COP, 5.25%, 06/01/08                                                            6,559
         5,035   New York State Dormitory Authority,
                 City University Systems,
                 4th Generation, Ser. A, Rev., FGIC,
                 5.25%, 07/01/13                                                                 5,721
         4,025   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. A, Rev., FGIC, 5.50%, 05/15/13                                             4,642
         1,500   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. A, Rev., FSA, 5.50%, 05/15/13                                              1,730
         6,231   New York State Dormitory Authority,
                 State University of New York,
                 Stoney Brook University, Rev.,
                 3.92%, 03/27/07 (i)                                                             6,295
         8,055   New York State Environmental
                 Facilities Corp., New York City
                 Municipal Project, Clean Water &
                 Drinking, State Revolving Funds,
                 Sub Ser. E, Rev., 5.38%, 07/15/19                                               8,824
         3,345   New York State Environmental
                 Facilities Corp., New York City
                 Municipal Water Project, Clean
                 Water & Drinking, State Revolving
                 Funds, Ser. D, Rev., 5.38%, 06/15/13                                            3,772
         5,040   New York State Environmental
                 Facilities Corp., New York City
                 Municipal Water Project, Clean
                 Water & Drinking, State Revolving
                 Funds, Ser. D, Rev., 5.38%, 06/15/16                                            5,640
$        6,600   New York State Environmental
                 Facilities Corp., New York City
                 Municipal Water Project, Clean
                 Water & Drinking, State Revolving
                 Funds, Ser. D, Rev., 5.38%, 06/15/16                            $               7,310
         7,745   New York State Environmental
                 Facilities Corp., New York City
                 Municipal Water Project, Clean
                 Water & Drinking, State Revolving
                 Funds, Ser. D, Rev., 5.38%, 06/15/17                                            8,622
         8,325   New York State Environmental
                 Facilities Corp., New York City
                 Municipal Water Project, Clean
                 Water & Drinking, State Revolving
                 Funds, Ser. D, Rev., 5.38%, 06/15/18                                            9,202
         2,125   New York State Environmental
                 Facilities Corp., Solid Waste Disposal,
                 Waste Management, Inc. Project,
                 Ser. A, Rev., 4.45%, 07/01/17                                                   2,165
         4,115   New York State Housing Finance
                 Agency, Housing Project Mortgage,
                 Ser. A, Rev., FSA, 5.40%, 11/01/05                                              4,271
         3,950   New York State Thruway Authority,
                 Highway & Bridge Trust Fund, Ser. A,
                 Rev., FGIC, 5.25%, 04/01/10                                                     4,416
         5,000   New York State Thruway Authority,
                 Local Highway & Bridge, Service
                 Contract, Rev., 5.10%, 04/01/08                                                 5,415
        10,000   New York State Thruway Authority,
                 Local Highway & Bridge, Service
                 Contract, Rev., 5.20%, 04/01/09                                                10,836
         5,000   New York State, Ser. B, GO, 5.70%,
                 08/15/10                                                                        5,238
                 -------------------------------------------------------------------------------------
                                                                                               189,259
                 -------------------------------------------------------------------------------------

                 NORTH CAROLINA -- 2.0%
         2,000   Cabarrus County, Installment
                 Financing Contract, COP, 5.75%,
                 04/01/11                                                                        2,297
         2,000   Cabarrus County, Installment
                 Financing Contract, COP, 5.75%,
                 04/01/12                                                                        2,326

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NORTH CAROLINA -- CONTINUED
$        9,155   North Carolina Municipal Power
                 Agency No. 1, Catawba Electric, Rev.,
                 AMBAC, 6.00%, 01/01/08                                          $              10,206
         8,900   North Carolina Municipal Power
                 Agency No. 1, Catawba Electric, Ser. B,
                 Rev., 6.13%, 01/01/06                                                           9,338
         6,275   North Carolina Municipal Power
                 Agency No. 1, Catawba Electric, Ser. B,
                 Rev., 6.25%, 01/01/07                                                           6,786
                 -------------------------------------------------------------------------------------
                                                                                                30,953
                 -------------------------------------------------------------------------------------

                 NORTH DAKOTA -- 0.5%
         7,055   North Dakota State Housing Finance
                 Agency, Housing Finance Program,
                 Ser. C, Rev., 5.55%, 01/01/31                                                   7,289

                 OHIO -- 2.7%
        10,000   Butler County Transportation
                 Improvement District, Ser. A, Rev.,
                 FSA, 5.13%, 04/01/17                                                           10,683
         6,000   Columbus, Ohio, Ser. 1, GO, 5.50%,
                 11/15/06                                                                        6,468
         4,000   Montgomery County, Solid Waste,
                 Rev., MBIA, 5.50%, 11/01/10                                                     4,244
        10,000   Ohio Housing Finance Agency,
                 Residential Mortgage Backed
                 Securities, Ser. A, Rev., 5.00%,
                 09/01/31                                                                       10,777
         6,000   Ohio State Turnpike Commission,
                 Ser. A, Rev., (p), MBIA, 5.40%,
                 02/15/06                                                                        6,444
         1,855   Ohio State Water Development
                 Authority, Rev., (p), 9.38%, 12/01/10                                           2,192
                 -------------------------------------------------------------------------------------
                                                                                                40,808
                 -------------------------------------------------------------------------------------

                 OKLAHOMA -- 0.5%
         6,990   Oklahoma Housing Finance Agency,
                 Single Family Mortgage, Ser. B-1, Rev.,
                 Adj., 4.88%, 09/01/33                                                           7,351

                 OREGON -- 0.4%
$        3,000   Oregon State Department of
                 Transportation, Highway User Tax,
                 Ser. A, Rev., 5.50%, 11/15/19                                   $               3,468
         3,000   Washington County, Union High
                 School District No. 3, Hillsboro,
                 GO, (p), MBIA, 6.00%, 11/01/05                                                  3,153
                 -------------------------------------------------------------------------------------
                                                                                                 6,621
                 -------------------------------------------------------------------------------------

                 PENNSYLVANIA -- 1.7%
        16,206   Pennsylvania Higher Education,
                 4.64%, 04/30/09 (i)                                                            16,784
         2,800   Pennsylvania State Higher Educational
                 Facilities Authority, University of
                 Pennsylvania, Health Services,
                 Ser. A, Rev., 6.00%, 01/01/06                                                   2,941
         2,000   Pennsylvania State Higher Educational
                 Facilities Authority, University of
                 Pennsylvania, Health Services,
                 Ser. A, Rev., 6.00%, 01/01/07                                                   2,119
         3,500   Philadelphia Authority, IDR, Rev.,
                 2.15%, 01/01/18 (i)                                                             3,471
                 -------------------------------------------------------------------------------------
                                                                                                25,315
                 -------------------------------------------------------------------------------------

                 PUERTO RICO -- 0.4%
         5,500   Puerto Rico Commonwealth, GO,
                 MBIA-IBC, 5.50%, 07/01/09                                                       6,210

                 SOUTH CAROLINA -- 4.1%
         4,105   Charleston Educational Excellence
                 Finance Corp., Charleston County
                 School District Project, Rev., 5.00%,
                 12/01/14                                                                        4,489
         5,500   Charleston Educational Excellence
                 Finance Corp., Charleston County
                 School District Project, Rev., 5.00%,
                 12/01/16                                                                        5,913
         4,500   Charleston Educational Excellence
                 Finance Corp., Charleston County
                 School District Project, Rev., 5.00%,
                 12/01/17                                                                        4,803

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 SOUTH CAROLINA -- CONTINUED
$        2,500   Charleston Educational Excellence
                 Finance Corp., Charleston County
                 School District Project, Rev., 5.00%,
                 12/01/18                                                        $               2,649
         1,000   Piedmont Municipal Power Agency,
                 Electric, Rev., (p), MBIA, 6.20%,
                 01/01/08                                                                        1,126
        15,000   Piedmont Municipal Power Agency,
                 Electric, Rev., FGIC, 6.75%, 01/01/20 @                                        19,409
         5,500   South Carolina Jobs & Economic
                 Development Authority, Hospital
                 Facilities Improvement, Palmetto
                 Health Alliance, Ser. A, Rev., (p),
                 7.00%, 12/15/10                                                                 6,556
         3,000   South Carolina Jobs & Economic
                 Development Authority, Hospital
                 Facilities Improvement, Palmetto
                 Health Alliance, Ser. A, Rev., (p),
                 7.13%, 12/15/15                                                                 3,689
         2,960   South Carolina State Housing
                 Finance & Development Authority,
                 Ser. A, Rev., AMBAC, 3.60%, 07/01/33                                            2,963
        10,310   South Carolina State, State School
                 Facilities, Ser. A, GO, 4.25%, 01/01/15                                        10,673
                 -------------------------------------------------------------------------------------
                                                                                                62,270
                 -------------------------------------------------------------------------------------

                 SOUTH DAKOTA -- 1.0%
         7,300   South Dakota Housing Development
                 Authority, Home Ownership Mortgage,
                 Ser. B, Rev., 5.00%, 11/01/27                                                   7,696
         6,465   South Dakota Housing Development
                 Authority, Ser. E, Rev., 5.00%,
                 05/01/28                                                                        6,829
                 -------------------------------------------------------------------------------------
                                                                                                14,525
                 -------------------------------------------------------------------------------------

                 TENNESSEE -- 0.9%
         3,320   Knox County, Public Improvement,
                 GO, (p), 6.00%, 05/01/08                                                        3,787
         3,500   Knox County, Public Improvement,
                 GO, (p), 6.00%, 05/01/08                                                        3,992
         5,335   Tennergy Corp., Gas, Rev., MBIA,
                 5.00%, 06/01/09                                                                 5,856
                 -------------------------------------------------------------------------------------
                                                                                                13,635
                 -------------------------------------------------------------------------------------

                 TEXAS -- 11.4%
$        3,205   Alvin Independent School District,
                 3.58%, 02/15/22 (i) +                                           $               3,212
         3,375   Alvin Independent School District,
                 3.58%, 02/15/23 (i) +                                                           3,383
         3,550   Alvin Independent School District,
                 4.00%, 02/15/24 (i) +                                                           3,618
         3,735   Alvin Independent School District,
                 4.00%, 02/15/25 (i) +                                                           3,807
         2,945   Arlington Independent School District,
                 GO, 4.75%, 02/15/21 +                                                           2,986
         2,000   Austin Independent School District,
                 Public Property Finance Contractual
                 Obligation, GO, MBIA, 5.25%,
                 02/01/08 +                                                                      2,185
         5,255   Austin, Texas, Utility Systems, Rev.,
                 MBIA-IBC, 5.80%, 11/15/06 +                                                     5,683
        18,495   Beaumont Water & Sewer, Rev.,
                 3.50%, 09/01/23 (i) +                                                          18,860
         1,305   Dallas County Flood Control District,
                 GO, (p), 9.25%, 04/01/08                                                        1,613
         6,200   Dallas, Texas, Civic Center,
                 Improvement, Rev., MBIA, 5.25%,
                 08/15/07                                                                        6,737
         8,675   Houston, Texas, Ser. A, GO, 5.50%,
                 03/01/08                                                                        9,547
        15,000   Houston, Texas, Utility System,
                 First Lien, Ser. A, Rev., FSA, 5.25%,
                 05/15/22                                                                       16,138
         5,000   Humble Independent School District,
                 Ser. C, GO, 0.00%, 02/15/16                                                     3,015
         5,880   Humble Independent School District,
                 Ser. C, GO, 0.00%, 02/15/17                                                     3,355
         1,520   Katy Independent School District,
                 Ser. A, GO, 5.00%, 02/15/11                                                     1,679
         5,875   Lubbock Health Facilities Development
                 Corp., St. Joseph Health Systems,
                 Rev., 5.25%, 07/01/11                                                           6,235
         7,500   Pearland Independent School District,
                 4.27%, 02/15/25 (i)                                                             7,583
         7,500   Pearland Independent School District,
                 Unlimited Tax, 4.27%, 02/15/24 (i)                                              7,432

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 TEXAS -- CONTINUED
$        2,505   Richardson Independent School
                 District, GO, 5.00%, 02/15/22                                   $               2,597
         2,640   San Antonio, Texas, General
                 Improvement, GO, FSA, 4.75%,
                 02/01/23                                                                        2,677
         5,835   Texas Department of Housing &
                 Community Affairs, Single Family
                 Housing, Ser. B, Rev., MBIA, 5.35%,
                 03/01/33                                                                        6,127
        10,000   Texas Department of Housing &
                 Community Affairs, Single Family
                 Mortgage, Ser. A, Rev., FSA, 5.00%,
                 03/01/35                                                                       10,627
        10,360   Texas State Department of Housing &
                 Community Affairs, Residential
                 Mortgage, Ser. A, Rev., 4.75%,
                 01/01/25                                                                       10,988
         7,500   Texas State, Ser. A, GO, 6.00%,
                 10/01/09                                                                        8,615
         4,700   Texas Water Development Board,
                 State Revolving Fund, Senior Lien,
                 Ser. A, Rev., 5.00%, 07/15/07                                                   5,070
         3,000   Texas Water Development Board,
                 State Revolving Fund, Senior Lien,
                 Ser. A, Rev., 5.25%, 07/15/09                                                   3,278
         1,000   Texas Water Development Board,
                 State Revolving Fund, Senior Lien,
                 Ser. A, Rev., 5.63%, 07/15/11                                                   1,122
         3,175   Texas Water Development Board,
                 State Revolving Fund, Senior Lien,
                 Ser. B, Rev., 5.25%, 07/15/08                                                   3,452
         7,385   Tomball Independent School District,
                 Ser. B, 3.45%, 02/15/26 (i)                                                     7,385
         3,270   Tomball Independent School District,
                 U.T. Schoolhouse, 2.68%, 02/15/23 (i)                                           3,293
                 -------------------------------------------------------------------------------------
                                                                                               172,299
                 -------------------------------------------------------------------------------------

                 UTAH -- 0.5%
         3,800   Intermountain Power Agency, Utah
                 Power Supply, Ser. B, Rev., MBIA,
                 6.50%, 07/01/10                                                                 4,488
$           10   Salt Lake City, Utah, GO, 5.50%,
                 06/15/11                                                        $                  11
         2,840   Salt Lake City, Utah, GO, (p), 5.50%,
                 06/15/11                                                                        3,239
                 -------------------------------------------------------------------------------------
                                                                                                 7,738
                 -------------------------------------------------------------------------------------

                 VERMONT -- 0.6%
         4,100   Burlington, Vermont, Electric, Ser. A,
                 Rev., MBIA, 6.38%, 07/01/09 +                                                   4,760
         3,510   Vermont State, Ser. A, GO, (p), 6.50%,
                 01/15/09                                                                        3,648
                 -------------------------------------------------------------------------------------
                                                                                                 8,408
                 -------------------------------------------------------------------------------------

                 VIRGIN ISLANDS -- 0.7%
         2,500   Virgin Islands Public Finance Authority,
                 Gross Receipts, Tax Lien Notes, Ser. A,
                 Rev., 5.63%, 10/01/10                                                           2,699
         5,000   Virgin Islands Public Finance Authority,
                 Senior Lien, Fund Lien Notes, Ser. C,
                 Rev., 5.50%, 10/01/06                                                           5,279
         3,070   Virgin Islands Water & Power
                 Authority, Electric Systems, Rev.,
                 5.25%, 07/01/07                                                                 3,259
                 -------------------------------------------------------------------------------------
                                                                                                11,237
                 -------------------------------------------------------------------------------------

                 VIRGINIA -- 1.5%
        20,355   Virginia Commonwealth
                 Transportation Board, Federal
                 Highway Reimbursement Anticipation
                 Note, Rev., 5.50%, 10/01/08                                                    22,799

                 WASHINGTON -- 4.0%
        34,000   Energy Northwest, Washington Electric,
                 Columbia Generating Station, Ser. B,
                 Rev., MBIA, 5.50%, 07/01/18                                                    38,138
        13,995   Grant County Public Utility District
                 No. 2, Electric, Ser. H, Rev., FSA,
                 5.38%, 01/01/15                                                                15,564
           115   Washington Public Power Supply
                 System, Nuclear Project No. 2, Ser. A,
                 Rev., 7.25%, 07/01/06                                                             126

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 WASHINGTON -- CONTINUED
$        1,885   Washington Public Power Supply
                 System, Nuclear Project No. 2, Ser. A,
                 Rev., (p), 7.25%, 07/01/06                                      $               2,073
         4,500   Washington State, Ser. B & AT-7,
                 GO, 6.40%, 06/01/17                                                             5,479
                 -------------------------------------------------------------------------------------
                                                                                                61,380
                 -------------------------------------------------------------------------------------

                 WISCONSIN -- 2.1%
         2,350   Milwaukee County, Corporate Purpose,
                 Ser. A, GO, 5.63%, 09/01/10                                                     2,625
         6,250   Wisconsin Health & Educational
                 Facilities Authority, Ser. 1999-C, Rev.,
                 5.70%, 05/01/14 (i)                                                             6,893
         6,250   Wisconsin Health & Educational
                 Facilities Authority, Ser. 1999-D, Rev.,
                 5.95%, 05/01/19 (i)                                                             6,729
         1,000   Wisconsin State, GO, 6.25%, 05/01/12                                            1,190
         2,775   Wisconsin State, Ser. 1, GO, 5.00%,
                 11/01/07                                                                        3,007
         6,275   Wisconsin State, Ser. 1, GO, 5.50%,
                 11/01/11                                                                        7,150
         4,450   Wisconsin State, Ser. 3, GO, 5.20%,
                 11/01/09                                                                        4,943
                 -------------------------------------------------------------------------------------
                                                                                                32,537
                 -------------------------------------------------------------------------------------
                 Total State and Municipal Obligations                                       1,423,656
                 (Cost $1,332,051)
                 -------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS -- 6.1%

                 MUNICIPAL SECURITIES-- 0.9%
                 CALIFORNIA-- 0.0% ^
           200   Irvine Ranch Water District, Capital
                 Improvement Project, COP, FRDO,
                 1.32%, 09/01/04                                                                   200
           100   Irvine Ranch Water District,
                 Improvement District No. 182, Ser. A,
                 GO, FRDO, 1.32%, 09/01/04                                                         100
                 -------------------------------------------------------------------------------------
                                                                                                   300
                 -------------------------------------------------------------------------------------

                 MISSISSIPPI -- 0.1%
         2,505   Mississippi Higher Education
                 Assistance Corp., Ser. B, Rev., 5.60%,
                 09/01/04                                                                        2,505

                 MULTIPLE STATES -- 0.4%
$        3,798   Puttable Floating Option Tax-Exempt
                 Receipts, FLOATS, Ser. PPT-34, FRDO,
                 1.56%, 09/01/04                                                 $               3,798

                 NEW YORK-- 0.0% ^
           100   Port Authority of New York &
                 New Jersey, Special Obligation,
                 Versatile Structure Obligation, Ser. 6,
                 Rev., FRDO, 1.36%, 09/01/04                                                       100

                 OREGON -- 0.2%
         2,820   Oregon State Housing & Community
                 Services Department, Mortgage,
                 Ser. RR-II-R-288, Rev., FRDO, #,
                 18.78%, 01/01/05                                                                3,633

                 PENNSYLVANIA -- 0.2%
         3,000   Pennsylvania Housing Finance Agency,
                 Ser. RR-II-R-266, Rev., FRDO, #,
                 16.40%, 09/02/04                                                                3,653
                 -------------------------------------------------------------------------------------
                 Total Municipal Securities                                                     13,989
                 (Cost $14,025)
                 -------------------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 5.2%
        78,335   JPMorgan Tax Free Money Market
                 Fund (a)                                                                       78,335
                 (Cost $78,335)
                 -------------------------------------------------------------------------------------
                 Total Short-Term Investments                                                   92,324
                 (Cost $92,360)
                 -------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                     $           1,515,980
                 (COST $1,424,411)
                 -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                                       NOTIONAL               UNREALIZED
NUMBER OF                                                                              VALUE AT            APPRECIATION/
CONTRACTS        DESCRIPTION                                   EXPIRATION DATE    8/31/04 (USD)     (DEPRECIATION) (USD)
------------------------------------------------------------------------------------------------------------------------
                 SHORT FUTURES OUTSTANDING
(387)            10 Year Treasury Notes                      December, 2004      $      (43,465)    $               (292)
------------------------------------------------------------------------------------------------------------------------

SWAP CONTRACTS

                                                                                     UNDERLYING               UNREALIZED
                                                                                       NOTIONAL             APPRECIATION
DESCRIPTIONS                                                   EXPIRATION DATE            VALUE           (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital Services,
semi-annual payment of 3.057% and semi-annual receipt of
weekly average BMA index                                              07/01/11   $       17,250     $                 20
------------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN NEW JERSEY TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 93.9%

                 STATE AND MUNICIPAL OBLIGATIONS -- 93.9%

                 ARIZONA -- 0.2%
$          100   Phoenix Civic Improvement Corp.,
                 Water Systems, Junior Lien, Rev., (p),
                 5.50%, 07/01/06                                                 $                 107

                 CONNECTICUT -- 2.6%
         1,225   Connecticut State, Residual Certificates,
                 Ser. 529-Y, GO, Inverse Floater,
                 9.20%, 12/15/09                                                                 1,577
           180   East Hartford, Connecticut, GO, FGIC,
                 5.25%, 05/01/15                                                                   206
                 -------------------------------------------------------------------------------------
                                                                                                 1,783
                 -------------------------------------------------------------------------------------

                 KANSAS -- 0.5%
           275   Kansas Development Finance Authority,
                 Department of Corrections, El Dorado
                 Unit Project, Ser. H, Rev., MBIA,
                 5.20%, 08/01/11                                                                   309

                 MICHIGAN -- 1.7%
           985   Anchor Bay School District, GO,
                 5.25%, 05/01/15 +                                                               1,128

                 NEW JERSEY -- 68.0%
           140   Atlantic City, New Jersey, Ser. B, GO, MBIA,
                 4.00%, 08/01/10 +                                                                 148
           450   Atlantic County, Public Facilities Lease
                 Agreement, COP, FGIC, 6.00%, 03/01/13 +                                           531
           180   Audubon School District, GO, MBIA,
                 4.00%, 10/01/07 +                                                                 190
           205   Audubon School District, GO, MBIA,
                 4.00%, 10/01/08 +                                                                 217
           410   Bayonne, New Jersey, Ser. B, GO, FSA,
                 5.00%, 01/15/16 +                                                                 457
           400   Bayonne, New Jersey, Ser. B, GO, FSA,
                 5.25%, 01/15/18 +                                                                 455
           480   Bayonne, New Jersey, Ser. B, GO, FSA,
                 5.25%, 01/15/19                                                                   547
           505   Bayonne, New Jersey, Ser. B, GO, FSA,
                 5.50%, 01/15/20                                                                   587
           530   Bayonne, New Jersey, Ser. B, GO, FSA,
                 5.50%, 01/15/21                                                                   614
$          485   Bayonne, New Jersey, Ser. B, GO, FSA,
                 5.50%, 01/15/22                                                 $                 560
           100   Cape May County Municipal Utilities
                 Authority, Sewer, Ser. A, Rev., FSA,
                 6.00%, 01/01/09                                                                   114
           200   Delaware River Port Authority,
                 Pennsylvania & New Jersey, Port District
                 Project, Ser. A, Rev., FSA, 5.25%, 01/01/12                                       227
         1,700   Delaware River Port Authority,
                 Pennsylvania & New Jersey, Port District
                 Project, Ser. B, Rev., FSA, 5.70%, 01/01/21                                     1,896
         1,385   Ewing Township School District, School
                 Bond Resource Fund, GO, (p), FGIC,
                 5.30%, 08/01/08                                                                 1,539
         1,010   Freehold Regional High School District,
                 GO, FGIC, 5.00%, 03/01/16                                                       1,127
           130   Freehold Township Board of Education,
                 GO, MBIA, 5.00%, 02/15/11                                                         145
         1,000   Garden State Preservation Trust, Open
                 Space & Farmland, Ser. A, Rev., FSA,
                 5.80%, 11/01/21                                                                 1,101
           100   Gloucester County Improvement Authority,
                 County Guaranteed, Ser. A, Rev., MBIA,
                 5.35%, 08/01/09                                                                   112
           175   Gloucester County Improvement Authority,
                 County Guaranteed, Ser. A, Rev., MBIA,
                 5.70%, 08/01/15                                                                   202
           320   Gloucester County Improvement Authority,
                 Ser. B, Rev., (p), FSA, 5.80%, 12/01/09                                           368
           180   Gloucester County Improvement Authority,
                 Ser. C, Rev., (p), FSA, 5.80%, 12/01/09                                           207
           500   Gloucester Township Board of Education,
                 GO, MBIA, 4.50%, 08/01/10                                                         542
           160   Gloucester Township Board of Education,
                 GO, MBIA, 5.00%, 08/01/12                                                         178
         1,220   Hillsborough Township School District,
                 GO, FSA, 5.38%, 10/01/14                                                        1,406
           110   Howell Township, GO, MBIA,
                 5.00%, 01/01/09                                                                   121
         1,425   Hudson County, COP, MBIA,
                 7.00%, 12/01/12                                                                 1,767

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW JERSEY -- CONTINUED
$        1,500   Hudson County, COP, MBIA, 6.25%,
                 12/01/14                                                        $               1,809
           175   Irvington Township, Ser. B, GO, FSA,
                 5.00%, 08/01/08                                                                   192
           200   Jersey City Municipal Utilities Authority,
                 Rev., FSA, 5.25%, 12/01/12                                                        226
           210   Jersey City, New Jersey, School
                 Improvement, School Board Fund, Ser. A,
                 GO, 6.25%, 10/01/09                                                               244
           475   Jersey City, New Jersey, School
                 Improvement, School Board Fund, Ser. B,
                 GO, AMBAC, 5.25%, 03/01/14                                                        539
           170   Long Hill Township, GO, 5.15%, 08/15/07                                           184
           380   Lopatcong Township Board of Education,
                 GO, (p), FSA, 5.63%, 07/15/10                                                     437
           400   Lopatcong Township Board of Education,
                 GO, (p), FSA, 5.70%, 07/15/10                                                     461
           450   Lopatcong Township Board of Education,
                 GO, (p), FSA, 5.70%, 07/15/10                                                     519
            55   Lower Township, General Improvement,
                 GO, FSA, 4.25%, 07/15/11                                                           59
           100   Mainland Regional High School District,
                 School Board Resource Fund, GO,
                 5.20%, 11/15/06                                                                   107
           105   Mainland Regional High School District,
                 School Board Resource Fund, GO,
                 5.20%, 11/15/07                                                                   115
            60   Mainland Regional High School District,
                 School Board Resource Fund, GO,
                 5.25%, 11/15/08                                                                    67
           110   Mainland Regional High School District,
                 School Board Resource Fund, GO,
                 5.25%, 11/15/09                                                                   123
            75   Merchantville Board of Education, GO,
                 FSA, 5.00%, 01/15/08                                                               81
           225   Merchantville Board of Education, GO,
                 FSA, 5.00%, 01/15/09                                                              247
           160   Middletown Township Board of Education,
                 GO, (p), MBIA, 5.80%, 08/01/07                                                    177
         2,500   Middletown Township Board of Education,
                 GO, (p), MBIA, 5.85%, 08/01/07 @                                                2,765
$          220   Midland Park Board of Education, GO,
                 FSA, 4.13%, 08/15/06                                            $                 230
           100   Monroe Township Board of Education
                 Middlesex County, GO, FGIC,
                 5.00%, 09/15/10                                                                   111
           100   Morris County, GO, 5.13%, 05/13/10                                                112
           375   Mount Olive Township Board of Education,
                 GO, MBIA, 4.00%, 07/15/08                                                         398
           185   Mount Olive Township Board of Education,
                 GO, MBIA, 4.00%, 07/15/09                                                         196
           745   Mount Olive Township Board of Education,
                 GO, MBIA, 4.00%, 07/15/10                                                         789
         1,800   New Jersey Economic Development
                 Authority, Capital Appreciation, Motor
                 Vehicles, Ser. R, Rev., MBIA,
                 0.00%, 07/01/18                                                                   963
         1,060   New Jersey Economic Development
                 Authority, New Jersey Performing Arts
                 Center Project, Ser. A, Rev., AMBAC,
                 6.00%, 06/15/08                                                                 1,198
           100   New Jersey Economic Development
                 Authority, Rev., FSA, 5.50%, 11/15/09                                             113
           220   New Jersey Economic Development
                 Authority, Transportation Project,
                 Sublease, Ser. B, Rev., FSA,
                 5.75%, 05/01/09                                                                   249
           720   New Jersey State Educational Facilities
                 Authority, Capital Improvement Fund,
                 Ser. A, Rev., 5.00%, 09/01/08                                                     789
           600   New Jersey State Educational Facilities
                 Authority, Drew University, Ser. C, Rev.,
                 FGIC, 5.25%, 07/01/18                                                             683
         1,545   New Jersey State Educational Facilities
                 Authority, Drew University, Ser. C, Rev.,
                 MBIA, 5.25%, 07/01/13                                                           1,692
           500   New Jersey State Educational Facilities
                 Authority, Fairleigh Dickinson University,
                 Ser. G, Rev., 5.70%, 07/01/28                                                     508
         1,050   New Jersey State Educational Facilities
                 Authority, Higher Education Equipment
                 Leasing Fund, Ser. A, Rev.,
                 5.00%, 09/01/08                                                                 1,148

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW JERSEY -- CONTINUED
$        1,000   New Jersey State Educational Facilities
                 Authority, Princeton University, Ser. E,
                 Rev., (p), 5.25%, 07/01/10                                      $               1,128
           135   New Jersey State Educational Facilities
                 Authority, Rowan College, Ser. E, Rev., (p),
                 AMBAC, 5.75%, 07/01/06                                                            146
           175   New Jersey State Transit Corp., COP, FSA,
                 5.00%, 10/01/09                                                                   193
           220   New Jersey State Transit Corp., Federal
                 Transporation Administration Grants, COP,
                 Ser. A, AMBAC, 5.63%, 09/15/09                                                    249
         1,000   New Jersey State Transit Corp., Federal
                 Transportation Administration Grants,
                 COP, Ser. A, (p), AMBAC, 6.13%, 09/15/09                                        1,160
           200   New Jersey State Turnpike Authority,
                 Rev., (p), 6.75%, 01/01/09                                                        215
           250   New Jersey State Turnpike Authority,
                 Rev., (p) MBIA, 6.75%, 01/01/09                                                   268
           275   New Jersey State Turnpike Authority,
                 Ser. A, Rev., MBIA, 6.00%, 01/01/11                                               321
            50   New Jersey State Turnpike Authority,
                 Ser. C, Rev., 6.50%, 01/01/16                                                      60
           260   New Jersey State Turnpike Authority,
                 Ser. C, Rev. (p), 6.50%, 01/01/16                                                 319
           335   New Jersey State Turnpike Authority, Ser. C,
                 Rev., (p), MBIA-IBC, 6.50%, 01/01/16                                              411
           105   New Jersey State Turnpike Authority, Ser. C,
                 Rev., MBIA-IBC, 6.50%, 01/01/16                                                   129
           160   New Jersey State, GO, (p),
                 5.50%, 05/01/10                                                                   183
           100   New Jersey State, Ser. D, GO,
                 6.00%, 02/15/11                                                                   116
           100   New Jersey Transportation Trust Fund
                 Authority, Ser. C, Rev., 5.00%, 12/15/06                                          107
         1,320   New Jersey Transportation Trust Fund
                 Authority, Ser. A, Rev. (p), 5.00%, 06/15/09                                    1,458
           400   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems, Ser. A,
                 Rev., 5.63%, 06/15/14                                                             461
         1,000   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems, Ser. A,
                 Rev., 5.75%, 06/15/16                                                           1,173
$          100   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems,
                 Ser. A, Rev. (p), 6.00%, 06/15/10                               $                 116
           270   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems, Ser. A,
                 Rev., (p), 6.00%, 06/15/16                                                        315
           270   New Jersey Wastewater Treatment Trust,
                 Ser. C, Rev., 6.88%, 06/15/07                                                     305
         1,000   New Jersey Wastewater Treatment Trust,
                 Ser. D, Rev., MBIA, 7.00%, 07/01/10                                             1,217
           500   Ocean County Utilities Authority,
                 New Jersey Wastewater, GO,
                 6.00%, 01/01/07                                                                   545
           275   Passaic County, GO, FSA, 5.00%, 05/01/12                                          307
           100   Somerset County, GO, 5.10%, 09/15/07                                              109
           100   South Brunswick Township Board of
                 Education, GO, (p), FGIC, 5.63%, 12/01/09                                         114
           215   Stony Brook Regional Sewage Authority,
                 Rev., 5.00%, 12/01/14                                                             241
            35   Summit, New Jersey, School Board
                 Resource Fund, GO, (p), 5.70%, 06/01/09                                            40
         1,005   Summit, New Jersey, School Board
                 Resource Fund, GO, (p), 5.70%, 06/01/09                                         1,143
           275   Winslow Township Board of Education,
                 Winslow School District, GO, FGIC,
                 5.00%, 08/01/10                                                                   305
           250   Winslow Township Board of Education,
                 Winslow School District, GO, FGIC,
                 5.00%, 08/01/12                                                                   279
                 -------------------------------------------------------------------------------------
                                                                                                46,022
                 -------------------------------------------------------------------------------------

                 NEW MEXICO -- 0.3%
           185   New Mexico State Highway Commission,
                 Senior Sub Lien, Ser. D, Rev.,
                 5.00%, 06/15/12                                                                   208

                 NEW YORK -- 3.5%
           530   New York State Dormitory Authority,
                 New York University, Ser. A, Rev., MBIA,
                 5.75%, 07/01/16                                                                   628
         1,500   Port Authority of New York & New Jersey,
                 CONS, 93rd Ser., Rev., 6.13%, 06/01/94                                          1,725
                 -------------------------------------------------------------------------------------
                                                                                                 2,353
                 -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PUERTO RICO -- 17.1%
$        1,600   Puerto Rico Commonwealth, GO,
                 5.75%, 07/01/17                                                 $               1,778
           250   Puerto Rico Commonwealth, GO, (p),
                 5.40%, 07/01/06                                                                   271
           225   Puerto Rico Commonwealth, GO,
                 MBIA-IBC, 7.00%, 07/01/10                                                         275
           110   Puerto Rico Commonwealth, Public
                 Improvement, GO, 5.00%, 07/01/06                                                  116
           250   Puerto Rico Commonwealth, Public
                 Improvement, GO, FSA, 5.50%, 07/01/14                                             292
           205   Puerto Rico Commonwealth, Public
                 Improvement, Ser. A, GO, FGIC,
                 5.25%, 07/01/12                                                                   234
           235   Puerto Rico Commonwealth, Public
                 Improvement, Ser. A, GO, MBIA,
                 5.50%, 07/01/16                                                                   275
           140   Puerto Rico Electric Power Authority, Rev.,
                 MBIA, 5.00%, 07/01/19                                                             157
           200   Puerto Rico Electric Power Authority,
                 Ser. NN, Rev., MBIA, 5.25%, 07/01/21                                              228
           230   Puerto Rico Highway & Transportation
                 Authority, Ser. E, Rev., FSA,
                 5.50%, 07/01/15                                                                   269
           210   Puerto Rico Highway & Transportation
                 Authority, Ser. E, Rev., FSA,
                 5.50%, 07/01/16                                                                   246
         3,000   Puerto Rico Highway & Transportation
                 Authority, Ser. F, Rev., 5.00%, 07/01/07                                        3,220
           380   Puerto Rico Highway & Transportation
                 Authority, Ser. W, Rev., MBIA-IBC,
                 5.50%, 07/01/13                                                                   441
$        1,200   Puerto Rico Highway & Transportation
                 Authority, Ser. W, Rev., MBIA-IBC,
                 5.50%, 07/01/15                                                 $               1,401
           250   Puerto Rico Highway & Transportation
                 Authority, Ser. X, Rev., 5.50%, 07/01/13                                          285
           150   Puerto Rico Highway & Transportation
                 Authority, Ser. X, Rev., FSA,
                 5.50%, 07/01/15                                                                   175
           430   Puerto Rico Highway & Transportation
                 Authority, Ser. Z, Rev., MBIA,
                 6.25%, 07/01/14                                                                   528
         1,000   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. K, Rev.,
                 FRDO, 4.50%, 07/01/22                                                           1,055
            85   Puerto Rico Public Finance Corp.,
                 Commonwealth Appropriations, Ser. A,
                 AMBAC, 5.38%, 06/01/17                                                             98
           170   University of Puerto Rico, Ser. O, Rev.,
                 MBIA, 5.75%, 06/01/17                                                             194
                 -------------------------------------------------------------------------------------
                                                                                                11,538
                 -------------------------------------------------------------------------------------
                 Total State and Municipal Obligations                                          63,448
                 (Cost $60,429)
                 -------------------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENT -- 6.1%

                 MONEY MARKET FUND -- 6.1%
         4,131   JPMorgan Tax Free Money Market Fund (a)                                         4,131
                 (Cost $4,131)
                 -------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                     $              67,579
                 (COST $64,560)
                 -------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                         NOTIONAL              UNREALIZED
NUMBER OF                                                                VALUE AT           APPRECIATION/
CONTRACTS        DESCRIPTION                      EXPIRATION DATE   8/31/04 (USD)    (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------
                 SHORT FUTURES OUTSTANDING

(15)             10 Year Treasury Notes           December, 2004    $      (1,685)   $                 (8)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 96.2%

                 STATE AND MUNICIPAL OBLIGATIONS -- 96.2%

                 ARIZONA -- 0.6%
$        3,670   Arizona Health Facilities Authority,
                 Catholic Healthcare West, Ser. A, Rev.,
                 6.13%, 07/01/09 +                                               $               3,950

                 CALIFORNIA -- 0.2%
           630   Lancaster Financing Authority, Tax
                 Allocation, Redevelopment Projects,
                 Project No. 5 & 6, MBIA,
                 5.00%, 02/01/13                                                                   697
           490   Lancaster Financing Authority, Tax
                 Allocation, Redevelopment Projects,
                 Project No. 5 & 6, MBIA,
                 5.00%, 02/01/14                                                                   542
                 -------------------------------------------------------------------------------------
                                                                                                 1,239
                 -------------------------------------------------------------------------------------

                 CONNECTICUT -- 2.0%
        10,605   Connecticut State, Residual Certificates,
                 Ser. 529-Y, GO, Inverse Floater,
                 9.20%, 12/15/09                                                                13,649

                 DELAWARE -- 1.7%
         3,185   New Castle County, GO,
                 4.00%, 10/01/07                                                                 3,367
         7,485   New Castle County, GO,
                 5.00%, 10/01/10                                                                 8,363
                 -------------------------------------------------------------------------------------
                                                                                                11,730
                 -------------------------------------------------------------------------------------

                 FLORIDA -- 0.2%
         1,000   Sunrise Excise Tax & Special
                 Assessment, Utilities Systems, Ser. A,
                 Rev., AMBAC, 5.50%, 10/01/15                                                    1,150

                 ILLINOIS -- 0.4%
         2,819   Illinois Development Finance Authority,
                 Riverside Health & Fitness Center
                 Project, Ser. 1998-C, Rev.,
                 5.20%, 08/01/28 (i)                                                             3,017

                 KENTUCKY -- 0.1%
           500   Kentucky State Turnpike Authority,
                 Revitalization Projects, Rev., AMBAC,
                 6.50%, 07/01/07                                                                   559

                 MARYLAND -- 0.5%
$        3,265   Howard County, Consolidated Public
                 Improvement Project, Ser. A, GO,
                 5.00%, 08/15/08                                                 $               3,593

                 MASSACHUSETTS -- 0.2%
         1,000   Massachusetts State, Ser. A, GO,
                 6.00%, 11/01/11                                                                 1,171

                 MICHIGAN -- 0.3%
         1,700   Michigan State Hospital Finance
                 Authority, Ascension Health Credit,
                 Ser. B, Rev., Adj., 5.30%, 11/15/33                                             1,818

                 MISSOURI -- 1.3%
         5,955   Kansas City School District Building
                 Corp., Elementary Schools Project,
                 Ser. B, Rev., FGIC, 5.00%, 02/01/13                                             6,625
         1,925   St. Louis Municipal Finance Corp.,
                 Convention Center Project, Rev.,
                 AMBAC, 5.25%, 07/15/13                                                          2,195
                 -------------------------------------------------------------------------------------
                                                                                                 8,820
                 -------------------------------------------------------------------------------------

                 NEBRASKA -- 0.5%
         1,365   Lincoln, Nebraska, Highway Allocation
                 Fund, GO, 5.00%, 11/15/10                                                       1,524
         1,810   Lincoln, Nebraska, Highway Allocation
                 Fund, GO, 5.00%, 11/15/11                                                       2,018
                 -------------------------------------------------------------------------------------
                                                                                                 3,542
                 -------------------------------------------------------------------------------------

                 NEW JERSEY -- 3.4%
           540   Camden County Improvement Authority,
                 County Guaranteed Lease, Ser. A, Rev.,
                 FGIC, 5.25%, 09/01/13                                                             611
           750   Gloucester Township Board of
                 Education, GO, MBIA, 5.00%, 08/01/11                                              835
           500   Gloucester Township Board of
                 Education, GO, MBIA, 5.00%, 08/01/13                                              559
         1,985   Mercer County Improvement Authority,
                 Regional Sludge Project, Rev., FGIC,
                 5.00%, 12/15/08                                                                 2,185
         3,500   New Jersey Economic Development
                 Authority, Motor Vehicles, Ser. A, Rev.,
                 MBIA, 5.25%, 07/01/15                                                           3,924

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW JERSEY -- CONTINUED
$       11,000   New Jersey Economic Development
                 Authority, Motor Vehicles, Ser. A, Rev.,
                 MBIA, 5.25%, 07/01/17                                           $              12,149
         1,025   New Jersey State Educational Facilities
                 Authority, Higher Education, Capital
                 Improvement, Ser. B, Rev.,
                 5.75%, 09/01/10                                                                 1,179
         1,005   New Jersey State Educational Facilities
                 Authority, Montclair State University,
                 Ser. L, Rev., MBIA, 5.00%, 07/01/10                                             1,116
           560   South Orange & Maplewood School
                 District, GO, FSA, 5.00%, 09/01/15                                                627
                 -------------------------------------------------------------------------------------
                                                                                                23,185
                 -------------------------------------------------------------------------------------

                 NEW YORK -- 74.9%
         1,120   Allegany County IDA, Alfred University,
                 Civic Facilities, Rev., MBIA,
                 5.25%, 08/01/11 +                                                               1,242
         1,175   Amherst IDA, Civic Facilities, Faculty-
                 Student Housing Corp., Ser. A, Rev.,
                 AMBAC, 5.50%, 08/01/15 +                                                        1,331
         1,000   Amherst IDA, Civic Facilities, Faculty-
                 Student Housing Corp., Ser. B, Rev.,
                 AMBAC, 5.50%, 08/01/15 +                                                        1,133
         1,290   Amherst IDA, Civic Facilities, Faculty-
                 Student Housing Corp., Ser. B, Rev.,
                 AMBAC, 5.75%, 08/01/15 +                                                        1,482
           150   Arkport Central School District, GO,
                 FSA, 5.20%, 06/15/09 +                                                            168
           500   Attica Central School District, GO,
                 FSA, 5.00%, 06/15/15 +                                                            558
         6,695   Babylon IDA, Civic Facilities, Winthrop
                 S. Nassau University East, Inc. Project,
                 Ser. A, Rev., AMBAC,
                 6.63%, 08/01/19 @ +                                                             7,919
           100   Battery Park City Authority, New York,
                 Ser. A, Rev., (p), AMBAC,
                 5.50%, 11/01/06 +                                                                 110
         1,040   Beacon City School District, GO, MBIA,
                 5.50%, 07/15/11 +                                                               1,189
         1,025   Beacon City School District, GO, MBIA,
                 5.50%, 07/15/14 +                                                               1,172
$          650   Brentwood Union Free School District,
                 GO, FSA, 5.63%, 06/15/13 +                                      $                 732
           150   Bridgewater Leonardsville West
                 Winfield Central School District, GO,
                 FGIC, 5.00%, 06/15/06 +                                                           159
         1,660   Brockport Central School District, GO,
                 FGIC, 5.50%, 06/15/13 +                                                         1,914
         1,100   Brockport Central School District, GO,
                 FGIC, 5.50%, 06/15/14 +                                                         1,276
         1,660   Brockport Central School District, GO,
                 FGIC, 5.50%, 06/15/15 +                                                         1,938
           685   Brockport Central School District, GO,
                 FGIC, 5.75%, 06/15/17 +                                                           819
           450   Bronxville Union Free School District,
                 GO, 5.25%, 10/15/10                                                               505
           145   Brookhaven, New York, GO, MBIA,
                 5.00%, 08/15/14                                                                   162
         1,790   Brookhaven, New York, GO, MBIA,
                 5.00%, 08/15/15                                                                 1,996
           835   Brookhaven, New York, GO, MBIA,
                 5.00%, 08/15/16                                                                   929
         1,000   Brookhaven, New York, Public
                 Improvement, GO, AMBAC,
                 5.30%, 11/15/11                                                                 1,125
         1,000   Buffalo, New York, Fiscal Stability
                 Authority Sales Tax & State Aid, Ser. A,
                 Rev., 5.00%, 08/15/06                                                           1,063
           345   Buffalo, New York, School, Ser. B, GO,
                 MBIA, 5.38%, 11/15/14                                                             389
           590   Burnt Hills-Ballston Lake Central School
                 District, GO, FGIC, 5.40%, 07/15/16                                               659
           305   Burnt Hills-Ballston Lake Central School
                 District, GO, FGIC, 5.50%, 07/15/17                                               342
           375   Burnt Hills-Ballston Lake Central School
                 District, GO, FGIC, 5.50%, 07/15/18                                               420
           250   Byram Hills Central School District, GO,
                 4.00%, 11/15/06                                                                   262
           205   Byram Hills Central School District, GO,
                 4.00%, 11/15/07                                                                   216
           100   Byram Hills Central School District, GO,
                 4.00%, 11/15/08                                                                   106

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$        1,000   Canandaigua City School District,
                 Ser. A, GO, FSA, 5.38%, 04/01/15                                $               1,130
           100   Carthage Central School District,
                 Ser. A, GO, FGIC, 4.40%, 06/15/15                                                 109
           250   Chenango Forks Central School District,
                 GO, FGIC, 5.63%, 06/15/11                                                         287
           850   Chenango Forks Central School District,
                 GO, FGIC, 5.70%, 06/15/12                                                         977
           290   Clarkstown Central School District, GO,
                 FSA, 4.00%, 04/15/07                                                              304
           255   Clarkstown Central School District, GO,
                 FSA, 4.00%, 04/15/08                                                              269
           545   Clarkstown Central School District, GO,
                 FSA, 4.50%, 04/15/10                                                              590
           415   Clarkstown Central School District, GO,
                 FSA, 4.75%, 04/15/11                                                              455
           585   Clarkstown Central School District, GO,
                 FSA, 5.00%, 04/15/12                                                              652
           605   Clarkstown Central School District, GO,
                 FSA, 5.00%, 04/15/13                                                              674
           630   Clarkstown Central School District, GO,
                 FSA, 5.00%, 04/15/14                                                              704
           255   Clarkstown Central School District, GO,
                 FSA, 5.25%, 04/15/15                                                              288
         1,500   Cleveland Hill Union Free School
                 District, Cheektowaga, GO, FGIC,
                 5.50%, 10/15/13                                                                 1,687
         1,655   Cleveland Hill Union Free School
                 District, Cheektowaga, GO, FGIC,
                 5.50%, 10/15/14                                                                 1,857
           120   East Rochester Union Free School
                 District, GO, FSA, 5.70%, 06/15/14                                                138
         2,250   Eastport-South Manor Central School
                 District, GO, FGIC, 4.50%, 06/15/07                                             2,408
         2,300   Eastport-South Manor Central School
                 District, GO, FGIC, 4.50%, 06/15/08                                             2,492
         2,200   Eastport-South Manor Central School
                 District, GO, FGIC, 4.63%, 06/15/09                                             2,404
           100   Eastport-South Manor Central School
                 District, GO, FGIC, 4.63%, 06/15/11                                               111
         1,130   Erie County Water Authority,
                 Improvement & Extension, Rev.,
                 5.75%, 12/01/08                                                                 1,214
$          285   Fayetteville-Manlius Central School
                 District, GO, FGIC, 5.00%, 06/15/12                             $                 318
           300   Gananda Central School District, GO,
                 FSA, 4.70%, 06/15/11                                                              330
         1,050   Goshen Central School District, GO,
                 FGIC, 5.00%, 06/15/16                                                           1,178
         1,050   Goshen Central School District, GO,
                 FGIC, 5.00%, 06/15/17                                                           1,176
         1,000   Goshen Central School District, GO,
                 FGIC, 5.00%, 06/15/19                                                           1,113
           690   Harborfields Central School District,
                 Greenlawn, GO, FSA, 5.00%, 06/01/08                                               754
         1,480   Harborfields Central School District,
                 Greenlawn, GO, FSA, 5.00%, 06/01/09                                             1,633
         1,545   Harborfields Central School District,
                 Greenlawn, GO, FSA, 5.00%, 06/01/10                                             1,716
         1,000   Ilion Central School District, Ser. B, GO,
                 FGIC, 5.00%, 06/15/14                                                           1,108
            70   Irvington Union Free School District,
                 GO, FSA, 5.00%, 04/01/12                                                           77
         1,070   Lindenhurst Union Free School District,
                 GO, (p), FGIC, 5.25%, 07/15/12                                                  1,186
         1,460   Lindenhurst Union Free School District,
                 GO, (p), FGIC, 5.25%, 07/15/17                                                  1,587
         1,295   Lindenhurst Union Free School District,
                 GO, FGIC, 5.25%, 07/15/16                                                       1,417
           300   Long Island Power Authority, Electric
                 Systems, Rev., MBIA, 5.00%, 04/01/07                                              322
         5,250   Long Island Power Authority, Electric
                 Systems, Ser. A, Rev., (p), FSA,
                 5.50%, 12/01/12                                                                 6,094
         1,875   Long Island Power Authority, Electric
                 Systems, Ser. A, Rev., (p), FSA,
                 5.50%, 12/01/13                                                                 2,188
         2,800   Long Island Power Authority, Electric
                 Systems, Ser. A, Rev., AMBAC,
                 5.50%, 12/01/08                                                                 3,124
           110   Longwood Central School District at
                 Middle Island, GO, FSA,
                 4.80%, 06/15/13                                                                   122
           525   Mahopac Central School District, Ser. B,
                 GO, MBIA, 5.60%, 06/15/14                                                         591

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$          280   Mahopac Central School District,
                 Ser. B, GO, MBIA, 5.60%, 06/15/15                               $                 315
         1,090   Massapequa Union Free School District,
                 Ser. A, GO, FSA, 5.38%, 06/15/09                                                1,228
         2,180   Massapequa Union Free School District,
                 Ser. A, GO, FSA, 5.38%, 06/15/12                                                2,496
         2,485   Massapequa Union Free School District,
                 Ser. A, GO, FSA, 5.40%, 06/15/13                                                2,849
         3,135   Massapequa Union Free School District,
                 Ser. A, GO, FSA, 5.70%, 06/15/16                                                3,644
            60   Metropolitan Transportation Authority,
                 Commuter Facilites, Ser. E, Rev., (p),
                 AMBAC, 5.00%, 07/01/13                                                             68
           340   Metropolitan Transportation Authority,
                 Commuter Facilities, Ser. A, Rev., (p),
                 FGIC, 6.10%, 07/01/06                                                             374
           100   Metropolitan Transportation Authority,
                 Commuter Facilities, Ser. A, Rev., (p),
                 FSA, 5.00%, 07/01/11                                                              112
           100   Metropolitan Transportation Authority,
                 Commuter Facilities, Service Contract,
                 Ser. Q, Rev., (p), AMBAC,
                 5.13%, 07/01/13                                                                   114
           250   Metropolitan Transportation Authority,
                 Dedicated Tax Fund, Ser. A, Rev., (p),
                 FGIC, 6.00%, 04/01/10                                                             292
         5,400   Metropolitan Transportation Authority,
                 Dedicated Tax Fund, Ser. A, Rev., (p),
                 MBIA, 6.25%, 04/01/11                                                           6,448
        11,920   Metropolitan Transportation Authority,
                 Service Contract, Ser. A, Rev.,
                 5.75%, 07/01/16                                                                13,940
         2,330   Metropolitan Transportation Authority,
                 Service Contract, Ser. A, Rev.,
                 5.75%, 07/01/18                                                                 2,727
         4,750   Metropolitan Transportation Authority,
                 Service Contract, Ser. A, Rev., FSA,
                 5.75%, 01/01/18                                                                 5,634
           100   Metropolitan Transportation Authority,
                 Transportation Facilities, Ser. A,
                 Rev., (p), 6.00%, 07/01/09                                                        116
$          100   Metropolitan Transportation Authority,
                 Transportation Facilities, Ser. A,
                 Rev., (p), 6.13%, 07/01/09                                      $                 116
           100   Metropolitan Transportation Authority,
                 Transportation Facilities, Ser. B-1,
                 Rev., (p), AMBAC, 5.00%, 01/01/12                                                 112
           100   Metropolitan Transportation Authority,
                 Transportation Facilities, Ser. B-1,
                 Rev., (p), AMBAC, 5.00%, 01/01/12                                                 112
           510   Metropolitan Transportation Authority,
                 Transportation Facilities, Ser. C,
                 Rev., (p), FSA, 5.25%, 07/01/10                                                   568
           300   Metropolitan Transportation Authority,
                 Transportation Facilities, Ser. M,
                 Rev., (p), FGIC, 5.40%, 07/01/07                                                  328
           100   Mexico Central School District, GO,
                 MBIA, 4.20%, 06/15/07                                                             106
           170   Millbrook Central School District, GO,
                 FSA, 4.00%, 11/15/06                                                              178
           205   Millbrook Central School District, GO,
                 FSA, 4.00%, 11/15/07                                                              217
            65   Monroe County, Public Improvement,
                 GO, AMBAC, 5.88%, 06/01/08                                                         73
         1,030   Monroe County, Public Improvement,
                 GO, FGIC, 5.00%, 03/01/15                                                       1,119
           100   Monroe County, Public Improvement,
                 GO, FGIC, 5.00%, 03/01/16                                                         108
           335   Monroe County, Public Improvement,
                 GO, MBIA-IBC, 6.00%, 03/01/15                                                     401
         1,000   Monroe County, Public Improvement,
                 GO, MBIA-IBC, 6.00%, 03/01/18                                                   1,214
         1,000   Monroe County, Public Improvement,
                 GO, MBIA-IBC, 6.00%, 03/01/19                                                   1,209
         1,065   Monroe County, Public Improvement,
                 Ser. P, GO, (p), AMBAC, 5.88%, 06/01/08                                         1,205
           645   Monroe Woodbury Central School
                 District, GO, FSA, 5.00%, 04/15/13                                                721
           280   Monroe Woodbury Central School
                 District, GO, FSA, 5.00%, 04/15/14                                                313
           735   Monroe Woodbury Central School
                 District, Ser. A, GO, FGIC,
                 4.50%, 05/15/10                                                                   797

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$        1,615   Monroe Woodbury Central School
                 District, Ser. A, GO, FGIC,
                 5.00%, 05/15/13                                                 $               1,806
         1,005   Monroe Woodbury Central School
                 District, Ser. A, GO, FGIC,
                 5.00%, 05/15/14                                                                 1,123
           365   Municipal Assistance Corporation for
                 the City of New York, Ser. G, Rev.,
                 6.00%, 07/01/07                                                                   404
         6,500   Municipal Assistance Corporation for
                 the City of New York, Ser. G, Rev.,
                 6.00%, 07/01/08                                                                 7,265
           160   Municipal Assistance Corporation for
                 the City of New York, Ser. I, Rev.,
                 6.25%, 07/01/07                                                                   178
           140   Municipal Assistance Corporation for
                 the City of New York, Ser. M, Rev.,
                 5.25%, 07/01/06                                                                   149
         1,900   Municipal Assistance Corporation for
                 the City of New York, Ser. O, Rev.,
                 5.25%, 07/01/08                                                                 2,096
           215   Nassau County IDA, Civic Facilities,
                 Hofstra University Project, Rev., MBIA,
                 5.25%, 07/01/14                                                                   245
           450   New Rochelle City School District,
                 Ser. A, GO, FSA, 5.00%, 12/15/10                                                  501
         3,605   New York City IDA, Civic Facilities,
                 Nightingale-Bamford School, Rev.,
                 AMBAC, 5.00%, 01/15/10                                                          3,980
         3,000   New York City Municipal Water Finance
                 Authority, Water & Sewer System,
                 Ser. A, Rev., FGIC, 5.75%, 06/15/31                                             3,260
         5,500   New York City Municipal Water Finance
                 Authority, Water & Sewer System,
                 Ser. B, Rev., MBIA, 5.80%, 06/15/29                                             6,080
         1,000   New York City Transit Authority,
                 Metropolitan Transportation Authority,
                 Triborough, COP, Ser. A, AMBAC,
                 5.63%, 01/01/12                                                                 1,126
         2,130   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., 5.00%, 05/01/07                                                           2,301
$        1,405   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., 5.00%, 08/01/08                                           $               1,537
        10,000   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., 5.00%, 08/15/14                                                          10,946
           105   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., (p), 5.00%, 08/15/07                                                        115
           140   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., (p), 5.13%, 08/15/07                                                        154
         1,000   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., (p), 5.75%, 08/15/09                                                      1,157
         2,100   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., (p), 6.00%, 08/15/09                                                      2,453
         1,635   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., (p), FGIC, 6.00%, 08/15/09                                                1,910
           475   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. B,
                 Rev., 5.50%, 02/01/13                                                             538
           695   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. B,
                 Rev., 6.13%, 11/15/14                                                             811
         3,380   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. B,
                 Rev., (p), 5.50%, 02/01/11                                                      3,902
           500   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. B,
                 Rev., (p), 6.00%, 05/15/10                                                        590
         3,305   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. B,
                 Rev., (p), 6.13%, 05/15/10                                                      3,922
         3,500   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. B,
                 Rev., Adj., 5.25%, 02/01/29                                                     3,868
         2,500   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. B,
                 Rev., FSA, 6.00%, 11/15/10                                                      2,920

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$          100   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. C,
                 Rev., (p), 4.75%, 05/01/08                                      $                 110
         1,215   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. C,
                 Rev., TRAN, 5.50%, 02/01/11                                                     1,379
           170   New York City Transitional Finance
                 Authority, Ser. A, Rev., (p), FGIC,
                 5.00%, 08/15/07                                                                   186
         2,000   New York City Trust for Cultural
                 Resources, Educational Broadcasting
                 Corp., Ser. 1999, Rev.,
                 2.68%, 01/01/08 (i)                                                             1,990
         1,000   New York City, New York, Ser. E, GO,
                 MBIA-IBC, 5.75%, 08/01/11                                                       1,153
           670   New York City, New York, Capital
                 Appreciation, Ser. E, GO, (p),
                 6.35%, 05/15/08                                                                   773
           290   New York City, New York, Ser. A, GO, (p),
                 6.00%, 05/15/10                                                                   342
           295   New York City, New York, Ser. A, GO, (p),
                 MBIA, 6.00%, 05/15/10                                                             348
         4,000   New York City, New York, Ser. B, GO,
                 FGIC, 5.75%, 08/01/13                                                           4,681
           470   New York City, New York, Ser. C, GO, (p),
                 5.25%, 03/15/12                                                                   534
           160   New York City, New York, Ser. D, GO,
                 FGIC, 5.75%, 08/01/09                                                             181
           100   New York City, New York, Ser. D, GO,
                 MBIA, 6.20%, 02/01/07                                                             109
           325   New York City, New York, Ser. F, GO, (p),
                 5.75%, 02/01/06                                                                   349
           160   New York City, New York, Ser. F, GO, (p),
                 5.75%, 02/01/06                                                                   172
           205   New York City, New York, Ser. I, GO,
                 5.00%, 08/01/10                                                                   224
         3,000   New York Convention Center Operating
                 Corp., Yale Building Acquisition Project,
                 COP, 5.25%, 06/01/08                                                            3,123
         1,475   New York Local Government Assistance
                 Corp., Senior Lien, Ser. AA, Rev.,
                 5.00%, 04/01/12                                                                 1,634
$        2,000   New York Local Government Assistance
                 Corp., Ser. E, Rev., FSA,
                 6.00%, 04/01/14                                                 $               2,367
         1,680   New York Mortgage Agency, Home
                 Owner Mortgage, Ser. 94, Rev.,
                 5.35%, 04/01/23                                                                 1,778
           440   New York Municipal Bond Bank Agency,
                 Special Program, Ser. A, Rev.,
                 6.88%, 03/15/06                                                                   441
           190   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. B, GO, (p), FSA, 5.50%, 05/15/08                                             214
           370   New York State Dormitory Authority,
                 Barnard College, Rev., AMBAC,
                 4.00%, 07/01/08                                                                   392
           205   New York State Dormitory Authority,
                 Barnard College, Rev., AMBAC,
                 4.00%, 07/01/09                                                                   218
           440   New York State Dormitory Authority,
                 Barnard College, Rev., AMBAC,
                 4.50%, 07/01/10                                                                   478
           515   New York State Dormitory Authority,
                 Canisius College, Rev., 4.00%, 07/01/08                                           540
           570   New York State Dormitory Authority,
                 Canisius College, Rev., 4.50%, 07/01/10                                           609
           645   New York State Dormitory Authority,
                 Canisius College, Rev., 5.00%, 07/01/11                                           708
           115   New York State Dormitory Authority,
                 Canisius College, Rev., MBIA,
                 4.95%, 07/01/14                                                                   126
         1,520   New York State Dormitory Authority,
                 Child Care Facilities, Service Contract,
                 Ser. A, Rev., 5.38%, 04/01/13                                                   1,695
           100   New York State Dormitory Authority,
                 City University System, CONS, Ser. 1,
                 Rev., (p), FSA, 5.63%, 01/01/08                                                   113
           140   New York State Dormitory Authority,
                 City University System, CONS, Ser. 1,
                 Rev., MBIA, (p), 5.13%, 01/01/08                                                  156
         3,565   New York State Dormitory Authority,
                 City University System, CONS, Ser. A,
                 Rev., FSA, 5.75%, 07/01/13                                                      4,186

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$        3,415   New York State Dormitory Authority,
                 City University System, CONS, Ser. B,
                 Rev., 6.00%, 07/01/14                                           $               3,955
           445   New York State Dormitory Authority,
                 City University, 3rd Ser., Rev., (p),
                 6.00%, 07/01/06                                                                   481
         2,000   New York State Dormitory Authority,
                 Columbia University, Ser. A, Rev.,
                 5.25%, 07/01/12                                                                 2,262
         1,545   New York State Dormitory Authority,
                 Columbia University, Ser. A, Rev.,
                 5.25%, 07/01/13                                                                 1,736
         2,880   New York State Dormitory Authority,
                 Columbia University, Ser. A, Rev.,
                 5.25%, 07/01/14                                                                 3,214
           345   New York State Dormitory Authority,
                 Columbia University, Ser. A, Rev.,
                 5.25%, 07/01/16                                                                   381
         3,370   New York State Dormitory Authority,
                 Concord Nursing Home, Inc., Rev.,
                 6.25%, 07/01/16                                                                 3,709
           110   New York State Dormitory Authority,
                 Department of Health, Rev., (p),
                 5.75%, 07/01/06                                                                   120
           470   New York State Dormitory Authority,
                 FHA Insured Nursing Home, Ser. A,
                 Rev., MBIA, 5.50%, 08/01/20                                                       515
           100   New York State Dormitory Authority,
                 Good Samaritan Hospital, Rev., (p),
                 5.50%, 07/01/11                                                                   115
           100   New York State Dormitory Authority,
                 Long Island University, Rev.,
                 5.00%, 09/01/12                                                                   108
         1,895   New York State Dormitory Authority,
                 Manhattan College, Rev.,
                 5.50%, 07/01/09                                                                 2,112
         1,770   New York State Dormitory Authority,
                 Manhattan College, Rev.,
                 5.50%, 07/01/10                                                                 1,986
         1,295   New York State Dormitory Authority,
                 Master Boces Program, Ser. A, Rev.,
                 FSA, 5.00%, 08/15/11                                                            1,445
$        1,000   New York State Dormitory Authority,
                 Memorial Sloan Kettering Cancer
                 Center, Rev., MBIA, 5.50%, 07/01/09                             $               1,127
         1,000   New York State Dormitory Authority,
                 Memorial Sloan Kettering Cancer
                 Center, Rev., MBIA, 5.50%, 07/01/23                                             1,147
           370   New York State Dormitory Authority,
                 Memorial Sloan Kettering Cancer
                 Center, Rev., MBIA, 5.75%, 07/01/19                                               441
         2,340   New York State Dormitory Authority,
                 Mental Health Services Facilities
                 Improvement, Ser. B, Rev.,
                 6.00%, 08/15/16                                                                 2,783
           250   New York State Dormitory Authority,
                 Mental Health Services Facilities
                 Improvement, Ser. B, Rev., MBIA,
                 5.60%, 08/15/13                                                                   277
           250   New York State Dormitory Authority,
                 Mental Health, Ser. A, Rev., (p), MBIA,
                 5.75%, 02/15/10                                                                   288
           500   New York State Dormitory Authority,
                 New York University, Ser. 1, Rev.,
                 AMBAC, 5.50%, 07/01/14                                                            580
         1,455   New York State Dormitory Authority,
                 New York University, Ser. 1, Rev.,
                 AMBAC, 5.50%, 07/01/18                                                          1,695
         2,900   New York State Dormitory Authority,
                 New York University, Ser. 1, Rev.,
                 AMBAC, 5.50%, 07/01/23                                                          3,326
         1,570   New York State Dormitory Authority,
                 New York University, Ser. 1, Rev.,
                 AMBAC, 5.50%, 07/01/24                                                          1,795
         2,280   New York State Dormitory Authority,
                 New York University, Ser. 1, Rev.,
                 AMBAC, 5.50%, 07/01/25                                                          2,590
         8,360   New York State Dormitory Authority,
                 New York University, Ser. A, Rev.,
                 AMBAC, 5.75%, 07/01/13                                                          9,816
         1,750   New York State Dormitory Authority,
                 New York University, Ser. A, Rev., MBIA,
                 5.75%, 07/01/09                                                                 1,997

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$        1,000   New York State Dormitory Authority,
                 New York University, Ser. A, Rev., MBIA,
                 5.75%, 07/01/15                                                 $               1,181
         3,500   New York State Dormitory Authority,
                 New York University, Ser. A, Rev., MBIA,
                 5.75%, 07/01/16                                                                 4,144
         2,530   New York State Dormitory Authority,
                 North Shore University Hospital, Rev.,
                 MBIA, 5.50%, 11/01/10                                                           2,885
         3,450   New York State Dormitory Authority,
                 Pratt Institute, Rev., 6.25%, 07/01/14                                          3,972
           750   New York State Dormitory Authority,
                 School Districts Financing Program,
                 Ser. A, Rev., MBIA, 5.25%, 10/01/09                                               839
         3,855   New York State Dormitory Authority,
                 School Districts Financing Program,
                 Ser. A, Rev., MBIA, 5.25%, 10/01/10                                             4,336
         1,960   New York State Dormitory Authority,
                 School Districts Financing Program,
                 Ser. C, Rev., MBIA, 5.50%, 10/01/12                                             2,257
           775   New York State Dormitory Authority,
                 School Districts Financing Program,
                 Ser. E, Rev., MBIA, 5.00%, 10/01/12                                               865
         1,270   New York State Dormitory Authority,
                 School Districts Financing Program,
                 Ser. F, Rev., MBIA, 6.50%, 10/01/20                                             1,623
         1,550   New York State Dormitory Authority,
                 Ser. C, Rev., 7.38%, 05/15/10                                                   1,799
           225   New York State Dormitory Authority,
                 Ser. C, Rev., (p), 7.38%, 05/15/09                                                272
         1,345   New York State Dormitory Authority,
                 Service Contract, Child Care Facility,
                 Rev., 5.13%, 04/01/12                                                           1,492
           605   New York State Dormitory Authority,
                 Special Act School Districts Program,
                 Rev., MBIA, 5.30%, 07/01/11                                                       675
           340   New York State Dormitory Authority,
                 State Service Contract, Albany County,
                 Rev., 5.50%, 04/01/08                                                             374
           205   New York State Dormitory Authority,
                 State University Dormitory Facilities,
                 Rev., (p), 5.00%, 07/01/12                                                        231
$          415   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. A, Rev., 6.50%, 05/15/06                                   $                 447
         6,725   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. A, Rev., FGIC, 5.50%, 05/15/13                                             7,756
         1,050   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. A, Rev., MBIA-IBC, 5.25%, 05/15/21                                         1,181
           800   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. A, Rev., MBIA-IBC, 5.50%, 05/15/10                                           907
           415   New York State Dormitory Authority,
                 State University Educational Facilities,
                 Ser. I, Rev., (p), 5.13%, 05/15/08                                                462
        21,847   New York State Dormitory Authority,
                 State University of New York, Stoney
                 Brook University, Rev.,
                 3.92%, 03/27/07 (i)                                                            22,069
         3,463   New York State Dormitory Authority,
                 State University of New York, University
                 at Buffalo, 2.60%, 01/01/07 (i)                                                 3,477
        10,000   New York State Dormitory Authority,
                 The City University of New York, CONS,
                 Rev., AMBAC, 5.75%, 07/01/13                                                   11,740
         1,025   New York State Dormitory Authority,
                 The City University of New York,
                 Special Obligation, Ser. D, MBIA-IBC,
                 5.75%, 07/01/06                                                                 1,100
         5,000   New York State Energy Research &
                 Development Authority, PCR,
                 New York State Electric & Gas Corp.,
                 Ser. E, Rev., MBIA, 5.90%, 12/01/06                                             5,438
           470   New York State Environmental Facilities
                 Corp., Clean Water & Drinking, New York
                 City Municipal Water Project, Revolving
                 Funds, Ser. K, Rev., 5.50%, 06/15/15                                              547
         2,000   New York State Environmental Facilities
                 Corp., Clean Water & Drinking, Revolving
                 Funds, New York City Municipal Project,
                 Rev., 5.38%, 06/15/15                                                           2,229

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$        2,205   New York State Environmental Facilities
                 Corp., Clean Water & Drinking, Revolving
                 Funds, Second Resolution, Rev.,
                 5.00%, 06/15/13                                                 $               2,472
         3,125   New York State Environmental Facilities
                 Corp., Clean Water & Drinking, Revolving
                 Funds, Second Resolution, Rev.,
                 5.00%, 06/15/14                                                                 3,473
           460   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Rev., 5.75%, 06/15/11                                                             535
           700   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Rev., 5.75%, 06/15/12                                                             820
         1,590   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Rev., (p), 5.75%, 06/15/11                                                      1,859
         2,950   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Rev., (p), 5.75%, 06/15/11                                                      3,448
         1,000   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Rev., (p), 5.75%, 06/15/12                                                      1,177
         4,100   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Rev., (p), 5.75%, 06/15/12                                                      4,827
           425   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Ser. B, Rev., 5.20%, 05/15/14                                                     483
           100   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Ser. B, Rev., (p), 4.95%, 05/15/07                                                108
           300   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Ser. E, Rev., MBIA, 6.00%, 06/15/11                                               353
         5,315   New York State Environmental Facilities
                 Corp., PCR, State Water Revolving Fund,
                 Ser. E, Rev., MBIA, 6.00%, 06/15/12                                             6,314
         1,000   New York State Environmental Facilities
                 Corp., Solid Waste Disposal, Waste
                 Management Project, Ser. A, Rev.,
                 Adj., 2.90%, 05/01/12                                                           1,001
$        2,125   New York State Environmental Facilities
                 Corp., Solid Waste Disposal, Waste
                 Management, Inc. Project, Ser. A,
                 Rev., 4.45%, 07/01/17                                           $               2,165
         4,650   New York State Environmental Facilities
                 Corp., State Water Revolving Fund,
                 Ser. B, Rev., 5.70%, 07/15/14                                                   5,294
           460   New York State Environmental Facilities
                 Corp., State Water Revolving Fund,
                 Ser. B, Rev., (p), 5.70%, 07/15/09                                                530
         1,800   New York State Environmental Facilities
                 Corp., State Water Revolving Fund,
                 Ser. D, Rev., 5.50%, 06/15/13                                                   2,069
         3,220   New York State Environmental Facilities
                 Corp., State Water Revolving Fund,
                 Ser. L, Rev., 5.00%, 11/15/11                                                   3,606
           145   New York State Housing Finance Agency,
                 Multi-Family Mortgage Housing, Ser. A,
                 Rev., 6.95%, 08/15/12                                                             146
           440   New York State Medical Care Facilities
                 Finance Agency, Hospital and Nursing
                 Home, Insured Mortgage, Ser. C,
                 Rev., (p), 5.75%, 02/15/08                                                        492
           865   New York State Thruway Authority,
                 Highway & Bridge Trust Fund, Ser. B-1,
                 Rev., (p), FGIC, 5.60%, 04/01/10                                                1,000
         2,550   New York State Thruway Authority, Local
                 Highway & Bridge, Service Contract,
                 Rev., 6.00%, 04/01/11                                                           2,816
         3,765   New York State Thruway Authority, Local
                 Highway & Bridge, Service Contract,
                 Rev., (p), 6.00%, 04/01/07                                                      4,223
           170   New York State Thruway Authority, Local
                 Highway & Bridge, Service Contract,
                 Rev., (p), AMBAC, 5.75%, 04/01/10                                                 198
           585   New York State Thruway Authority, Local
                 Highway & Bridge, Service Contract,
                 Rev., MBIA, 5.50%, 04/01/10                                                       661
         1,450   New York State Urban Development
                 Corp., Correctional & Youth Facilities
                 Services, Ser. A, Rev., 5.50%, 01/01/17                                         1,618

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$          260   New York State Urban Development
                 Corp., Correctional & Youth Facilities,
                 Ser. A, Rev., 4.00%, 01/01/28                                   $                 270
           350   New York State Urban Development
                 Corp., Correctional Capital Facilities,
                 Ser. 7, Rev., (p), 5.70%, 01/01/07                                                387
         3,045   New York State Urban Development
                 Corp., Correctional Capital Facilities,
                 Ser. A, Rev., FSA, 5.25%, 01/01/14                                              3,449
           120   New York State Urban Development
                 Corp., Correctional Capital Facilities,
                 Ser. A, Rev., FSA, 5.50%, 01/01/08                                                132
           310   New York State Urban Development
                 Corp., Correctional Facilities Service
                 Contract, Ser. B, Rev., (p), AMBAC,
                 4.75%, 01/01/09                                                                   341
           170   New York State Urban Development
                 Corp., Correctional Facilities Service
                 Contract, Ser. B, Rev., (p), AMBAC,
                 5.25%, 01/01/09                                                                   190
           100   New York State Urban Development
                 Corp., Correctional Facilities Service
                 Contract, Ser. D, Rev., (p), FSA,
                 5.25%, 01/01/11                                                                   113
           145   New York State Urban Development
                 Corp., Correctional Facilities, Ser. A,
                 Rev., (p), 5.00%, 01/01/08                                                        161
           115   New York State Urban Development
                 Corp., Correctional Facilities, Ser. A,
                 Rev., (p), FSA, 5.00%, 01/01/08                                                   127
           270   New York State Urban Development
                 Corp., Correctional Facilities, Ser. B,
                 Rev., (p), 5.00%, 01/01/09                                                        300
           110   New York State Urban Development
                 Corp., Correctional Facilities, Ser. B,
                 Rev., (p), 5.00%, 01/01/09                                                        122
           145   New York State Urban Development
                 Corp., Correctional Facilitities Service
                 Contract, Ser. C, Rev., (p), AMBAC,
                 6.00%, 01/01/09                                                                   167
           375   New York State Urban Development
                 Corp., Facilities, Rev., 5.75%, 04/01/11                                          426
$          250   New York State Urban Development
                 Corp., Personal Income Tax, Ser. C-1,
                 Rev., 5.00%, 03/15/09                                           $                 274
         1,000   New York State Urban Development
                 Corp., State Facilities, Rev.,
                 5.60%, 04/01/15                                                                 1,147
            45   New York State Urban Development
                 Corp., Youth Facilities Services Contract,
                 Ser. B, Rev., 5.88%, 04/01/14                                                      52
           115   New York State Urban Development
                 Corp., Youth Facilities, Ser. A, Rev., (p),
                 5.00%, 04/01/08                                                                   127
         3,000   New York State, GO, 6.00%, 03/01/07                                             3,277
         1,940   Niagara Falls Bridge Commission, Tolls,
                 Ser. B, Rev., FGIC, 5.25%, 10/01/15                                             2,211
         1,010   Oneida County, GO, FGIC,
                 5.50%, 03/15/11                                                                 1,152
         1,000   Oneida-Herkimer Solid Waste
                 Management Authority, Solid Waste
                 Systems, Rev., FSA, 5.50%, 04/01/11                                             1,140
         1,230   Onondaga County, GO, 5.25%, 05/15/13                                            1,410
         1,280   Onondaga County, GO, 5.25%, 05/15/14                                            1,473
         1,335   Onondaga County, GO, 5.25%, 05/15/15                                            1,528
           785   Onondaga County, GO, 5.25%, 05/15/16                                              900
           700   Onondaga County, Ser. A, GO,
                 5.00%, 05/01/12                                                                   779
           445   Onondaga County, Ser. A, GO,
                 5.25%, 05/15/13                                                                   496
           445   Onondaga County, Ser. A, GO,
                 5.25%, 05/15/14                                                                   496
           515   Onondaga County, Ser. A, GO,
                 5.25%, 05/15/15                                                                   572
           160   Onondaga County, Ser. A, GO,
                 5.25%, 05/15/16                                                                   176
           100   Peru Central School District, GO, FGIC,
                 4.63%, 06/15/18                                                                   110
           550   Phelps-Clifton Springs Central School
                 District, Ser. B, GO, MBIA, 4.00%,
                 06/15/10                                                                          582
         4,395   Port Authority of New York & New Jersey,
                 120th Ser., Rev., MBIA, 5.75%, 10/15/07                                         4,829

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW YORK -- CONTINUED
$          775   Red Creek Central School District, GO,
                 FSA, 5.50%, 06/15/14                                            $                 888
           360   Rockland County, Various Purposes,
                 Ser. A, GO, 4.50%, 10/01/09                                                       388
           195   Rondout Valley Central School District,
                 GO, FSA, 5.13%, 03/01/17                                                          220
           865   Rondout Valley Central School District,
                 GO, FSA, 5.25%, 03/01/18                                                          983
           930   Rondout Valley Central School District,
                 GO, FSA, 5.25%, 03/01/19                                                        1,057
         1,050   Scotia Glenville Central School District,
                 GO, FGIC, 5.40%, 06/15/12                                                       1,193
         1,050   Scotia Glenville Central School District,
                 GO, FGIC, 5.50%, 06/15/13                                                       1,198
         1,025   Scotia Glenville Central School District,
                 GO, FGIC, 5.50%, 06/15/14                                                       1,169
           275   Shenendehowa Central School District,
                 Clifton Park, GO, FSA, 5.50%, 07/15/11                                            318
           500   Stillwater Central School District, GO,
                 MBIA, 5.20%, 06/15/11                                                             559
         1,250   Suffolk County Water Authority,
                 Waterworks, Sub Lien, Rev., MBIA,
                 6.00%, 06/01/09                                                                 1,433
         1,550   Suffolk County, Public Improvement,
                 Ser. C, GO, MBIA, 5.25%, 07/15/13                                               1,742
         1,215   Suffolk County, Public Improvement,
                 Ser. C, GO, MBIA, 5.25%, 07/15/14                                               1,355
         3,225   Suffolk County, Southwest Sewer
                 District, GO, MBIA, 6.00%, 02/01/08                                             3,602
           500   The New York Power Authority, General
                 Purpose, Rev., (p), 7.00%, 01/01/10                                               605
           100   Triborough Bridge & Tunnel Authority,
                 General Purpose, Ser. A, Rev., (p),
                 4.75%, 01/01/16                                                                   108
           100   Triborough Bridge & Tunnel Authority,
                 General Purpose, Ser. A, Rev., (p),
                 6.00%, 01/01/11                                                                   117
         1,000   Triborough Bridge & Tunnel Authority,
                 General Purpose, Ser. B, Rev., (p),
                 5.75%, 01/01/12                                                                 1,168
         7,770   Triborough Bridge & Tunnel Authority,
                 General Purpose, Ser. SR, Rev., (p),
                 5.50%, 01/01/12                                                                 8,644
$        9,125   Triborough Bridge & Tunnel Authority,
                 General Purpose, Ser. Y, Rev., (p),
                 6.00%, 01/01/12                                                 $              10,565
         1,480   Unadilla ETC Central School District,
                 GO, FGIC, 4.50%, 06/15/07                                                       1,576
         1,000   Unadilla ETC Central School District,
                 GO, FGIC, 4.50%, 06/15/08                                                       1,075
         1,980   Unadilla ETC Central School District,
                 GO, FGIC, 4.50%, 06/15/09                                                       2,142
           565   Warwick Valley Central School District,
                 GO, FSA, 5.50%, 01/15/14                                                          633
           600   Watertown City School District, GO,
                 FSA, 5.63%, 06/15/16                                                              688
         1,365   Watertown City School District, GO,
                 FSA, 5.63%, 06/15/17                                                            1,565
         1,245   Watertown City School District, GO,
                 FSA, 5.63%, 06/15/18                                                            1,427
         2,870   Westchester County Healthcare Corp.,
                 Sub Ser. B, Rev., 5.20%, 11/01/16                                               3,135
         8,115   Westchester County Healthcare Corp.,
                 Sub Ser. B, Rev., 5.25%, 11/01/12                                               9,023
         1,700   Westchester County IDA, Civic Facilities,
                 Children's Village Project, Ser. A, Rev.,
                 5.30%, 03/15/14                                                                 1,840
         1,150   Westchester County, GO, (p),
                 6.70%, 11/01/06                                                                 1,270
         1,705   William Floyd Union Free School District
                 of the Mastics-Moriches-Shirley, Ser. B,
                 GO, MBIA, 4.63%, 06/15/08                                                       1,841
         1,000   Windsor Central School District, GO,
                 FGIC, 5.50%, 06/15/13                                                           1,141
         1,170   Windsor Central School District, GO,
                 FGIC, 5.50%, 06/15/14                                                           1,335
           650   Windsor Central School District, GO,
                 FGIC, 5.50%, 06/15/15                                                             742
                 -------------------------------------------------------------------------------------
                                                                                               503,648
                 -------------------------------------------------------------------------------------

                 PENNSYLVANIA -- 0.1%
           850   Upper Merion Area School District,
                 Ser. 2004, GO, FSA, 5.35%, 09/01/13                                               974

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 PUERTO RICO -- 9.0%
$        2,460   Puerto Rico Commonwealth, GO, FSA,
                 6.00%, 07/01/13                                                 $               2,941
         1,120   Puerto Rico Commonwealth, Public
                 Improvement, GO, FSA, 5.50%, 07/01/12                                           1,296
           175   Puerto Rico Commonwealth, Public
                 Improvement, GO, MBIA,
                 5.75%, 07/01/07                                                                   193
         4,000   Puerto Rico Commonwealth, Public
                 Improvement, GO, MBIA,
                 5.75%, 07/01/20                                                                 4,595
           210   Puerto Rico Commonwealth, Public
                 Improvement, Ser. A, GO,
                 5.50%, 07/01/18                                                                   239
         1,000   Puerto Rico Commonwealth, Public
                 Improvement, Ser. A, GO, MBIA,
                 5.50%, 07/01/14                                                                 1,167
         2,695   Puerto Rico Electric Power Authority,
                 Rev., MBIA, 5.00%, 07/01/18                                                     3,021
           535   Puerto Rico Electric Power Authority,
                 Rev., MBIA, 5.00%, 07/01/20                                                       596
         1,270   Puerto Rico Electric Power Authority,
                 Ser. HH, Rev., FSA, 5.50%, 07/01/10                                             1,447
         1,495   Puerto Rico Electric Power Authority,
                 Ser. JJ, Rev., 5.38%, 07/01/16                                                  1,723
           210   Puerto Rico Electric Power Authority,
                 Ser. JJ, Rev., MBIA, 5.25%, 07/01/15                                              241
           475   Puerto Rico Electric Power Authority,
                 Ser. KK, Rev., FSA, 5.25%, 07/01/13                                               542
           625   Puerto Rico Highway & Transportation
                 Authority, Rev., 5.00%, 07/01/06                                                  658
         7,165   Puerto Rico Highway & Transportation
                 Authority, Rev., 5.00%, 07/01/07                                                7,693
           685   Puerto Rico Highway & Transportation
                 Authority, Ser. AA, Rev., 5.50%, 07/01/16                                         801
           600   Puerto Rico Highway & Transportation
                 Authority, Ser. E, Rev., FSA,
                 5.50%, 07/01/13                                                                   697
         8,430   Puerto Rico Highway & Transportation
                 Authority, Ser. F, Rev., 5.00%, 07/01/07                                        9,052
         1,500   Puerto Rico Highway & Transportation
                 Authority, Ser. W, Rev., MBIA-IBC,
                 5.50%, 07/01/15                                                                 1,752
$        1,000   Puerto Rico Highway & Transportation
                 Authority, Ser. X, Rev., MBIA-IBC,
                 5.50%, 07/01/13                                                 $               1,162
         1,050   Puerto Rico Highway & Transportation
                 Authority, Ser. X, Rev., MBIA-IBC,
                 5.50%, 07/01/15                                                                 1,226
         1,105   Puerto Rico Highway & Transportation
                 Authority, Ser. Z, Rev., 6.25%, 07/01/16                                        1,366
         1,400   Puerto Rico Municipal Finance Agency,
                 Ser. A, GO, FSA, 6.00%, 08/01/15                                                1,620
         4,725   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. C, Rev.,
                 5.00%, 07/01/07                                                                 5,074
         4,500   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. C, Rev.,
                 5.25%, 07/01/08                                                                 4,930
         1,470   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. C, Rev.,
                 5.50%, 07/01/12                                                                 1,671
         2,900   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. K, Rev.,
                 FRDO, 4.50%, 07/01/22                                                           3,059
         1,345   Puerto Rico Public Buildings Authority,
                 Rev., MBIA-IBC, 5.50%, 07/01/15                                                 1,571
                 -------------------------------------------------------------------------------------
                                                                                                60,333
                 -------------------------------------------------------------------------------------

                 VIRGIN ISLANDS -- 0.7%
         4,000   Virgin Islands Public Finance Authority,
                 Gross Receipts, Tax Loan Notes, Ser. A,
                 Rev., 6.38%, 10/01/19                                                           4,516

                 VIRGINIA -- 0.1%
           740   Virginia Resources Authority,
                 Infrastructure, Pooled Loan Bond Project,
                 Ser. B, Rev., 5.00%, 11/01/12                                                     830
                 -------------------------------------------------------------------------------------
                 Total State and Municipal Obligations                                         647,724
                 (Cost $611,269)
                 -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.8%

                 MUNICIPAL SECURITY -- 0.2%
                 NEW YORK -- 0.2%
$        1,050   New York State Dormitory Authority,
                 Lenox Hill Hospital Obligation Group,
                 Rev., 5.00%, 07/01/05                                           $               1,079
                 (Cost $1,057)

SHARES           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 3.6%
        24,163   JPMorgan Tax Free Money Market
                 Fund (a)                                                        $              24,163
                 (Cost $24,163)
                 Total Short-Term Investments                                                   25,242
                 (Cost $25,220)
                 -------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                     $             672,966
                 (COST $636,489)
                 -------------------------------------------------------------------------------------

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                         NOTIONAL              UNREALIZED
NUMBER OF                                                                VALUE AT           APPRECIATION/
CONTRACTS        DESCRIPTION                      EXPIRATION DATE   8/31/04 (USD)    (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------
                 SHORT FUTURES OUTSTANDING
(133)            5 Year Treasury Notes            December, 2004    $     (14,719)   $                (58)
(87)             10 Year Treasury Notes           December, 2004           (9,771)                    (66)

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN TAX FREE INCOME FUND

PORTFOLIO OF INVESTMENTS                                   AS OF AUGUST 31, 2004
(Amounts in thousands)

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- 90.3%

                 STATE AND MUNICIPAL OBLIGATIONS -- 90.3%

                 ARIZONA -- 3.5%
$        2,290   Arizona School Facilities Board,
                 State School Trust, Ser. A, Rev.,
                 AMBAC, 5.25%, 07/01/11 +                                        $               2,576
         4,280   Arizona School Facilities Board,
                 State School Trust, Ser. A, Rev.,
                 AMBAC, 5.25%, 07/01/12 +                                                        4,827
         4,360   Arizona School Facilities Board,
                 State School Trust, Ser. A, Rev.,
                 AMBAC, 5.75%, 07/01/17 +                                                        5,117
         2,375   Arizona School Facilities Board,
                 State School Trust, Ser. A, Rev.,
                 AMBAC, 5.75%, 07/01/18 +                                                        2,766
         2,450   Arizona State Transportation Board,
                 Highway, Sub Ser. A, Rev., 5.25%,
                 07/01/12 +                                                                      2,778
         5,000   Arizona State Transportation Board,
                 Ser. A, Rev., GAN, 5.00%, 07/01/13 +                                            5,563
                 -------------------------------------------------------------------------------------
                                                                                                23,627
                 -------------------------------------------------------------------------------------

                 CALIFORNIA -- 12.4%
         6,000   California Infrastructure & Economic
                 Development Bank, State Revolving
                 Fund, Clean Water, Rev., 5.00%,
                 10/01/15 +                                                                      6,577
         5,750   California State Department of Water
                 Resources, Power Supply, Ser. A, Rev.,
                 MBIA, 5.13%, 05/01/18                                                           6,232
         3,500   California State, Economic Recovery,
                 Ser. A, GO, FGIC, 5.25%, 07/01/14                                               3,973
        20,000   California State, Economic Recovery,
                 Ser. A, GO, MBIA, 5.00%, 07/01/15                                              22,084
           750   California State, GO, MBIA-IBC, 6.50%,
                 11/01/09                                                                          885
         5,605   California State, Various Purposes, GO,
                 5.13%, 11/01/11                                                                 6,234
           750   California State, Veterans Bonds,
                 Ser. AM, GO, 9.00%, 10/01/05 +                                                    807
           350   Chico Public Financing Authority,
                 Merged Redevelopment Project Area,
                 Tax Allocation, Rev., MBIA, 5.00%,
                 04/01/19                                                                          372
           430   Chino Valley Unified School District,
                 COP, Ser. A, GO, FSA, 5.38%, 08/01/18                                             479
$        1,000   Fullerton University Foundation,
                 Auxiliary Organization, Ser. A, Rev.,
                 MBIA, 5.75%, 07/01/30                                           $               1,087
           250   Los Angeles Department of Water &
                 Power, Waterworks, Ser. C, Rev., MBIA,
                 5.25%, 07/01/17                                                                   279
         3,970   Los Angeles Harbor Department,
                 Rev., (p), 7.60%, 10/01/08                                                      5,059
         1,465   Orange County Development Agency,
                 Tax Allocation, Santa Ana Heights
                 Project Area, AMBAC, 5.25%, 09/01/15                                            1,628
         1,965   Orange County Development Agency,
                 Tax Allocation, Santa Ana Heights
                 Project Area, AMBAC, 5.25%, 09/01/16                                            2,184
         2,120   Orange County Development Agency,
                 Tax Allocation, Santa Ana Heights
                 Project Area, AMBAC, 5.25%, 09/01/17                                            2,341
         2,510   Riverside, California, Electric, Rev.,
                 FSA, 5.25%, 10/01/15                                                            2,781
         4,135   Rocklin Unified School District, GO,
                 FGIC, 0.00%, 08/01/19                                                           2,054
         2,985   Rocklin Unified School District, GO,
                 FGIC, 0.00%, 08/01/20                                                           1,389
         5,010   Rocklin Unified School District, GO,
                 FGIC, 0.00%, 08/01/22                                                           2,044
         2,000   San Jose Evergreen Community College
                 District, Ser. A, GO, AMBAC, 5.25%,
                 09/01/17                                                                        2,237
           360   San Mateo County Transportation
                 District, Sales Tax, Ser. A, Rev., MBIA,
                 5.25%, 06/01/19                                                                   407
         2,000   South Orange County Public Financing
                 Authority, Foothill Area, Ser. A,
                 Special Tax, FGIC, 5.25%, 08/15/17                                              2,227
         3,880   South Orange County Public Financing
                 Authority, Foothill Area, Ser. A,
                 Special Tax, FGIC, 5.25%, 08/15/19                                              4,260
         6,030   Southern California Public Power
                 Authority, San Juan Unit 3, Power Project,
                 Ser. A, Rev., FSA, 5.50%, 01/01/14                                              6,928
                 -------------------------------------------------------------------------------------
                                                                                                84,548
                 -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 COLORADO -- 1.2%
$        1,045   Colorado Water Resources & Power
                 Development Authority, Drinking Water,
                 Ser. A, Rev., 5.25%, 09/01/11                                   $               1,163
         2,000   Denver City & County, Airport, Ser. A,
                 Rev., AMBAC, 6.00%, 11/15/17                                                    2,223
         2,000   Douglas County School District No. Re-1,
                 Douglas & Elbert Counties, GO, FGIC,
                 5.75%, 12/15/19                                                                 2,318
         2,550   Platte River Power Authority, Ser. DD,
                 Rev., MBIA, 6.00%, 06/01/06                                                     2,734
                 -------------------------------------------------------------------------------------
                                                                                                 8,438
                 -------------------------------------------------------------------------------------

                 CONNECTICUT -- 1.4%
         1,375   Connecticut State Development
                 Authority, PCR, Ser. A, Rev., Adj.,
                 AMBAC, 3.35%, 05/01/31                                                          1,391
         5,900   Connecticut State, Transportation
                 Infrastructure, Special Tax Obligation,
                 Ser. B, Rev., FSA, 5.50%, 11/01/07                                              6,497
         1,425   Waterbury, Connecticut, Ser. A, GO,
                 FSA, 5.50%, 04/01/14                                                            1,609
                 -------------------------------------------------------------------------------------
                                                                                                 9,497
                 -------------------------------------------------------------------------------------

                 DELAWARE -- 0.9%
         5,000   Delaware State Economic Development
                 Authority, Osteopathic Hospital
                 Association of Delaware, Ser. A,
                 Rev., (p), 6.90%, 01/01/18                                                      6,264

                 FLORIDA -- 2.5%
         3,205   Hillsborough County Aviation Authority,
                 Tampa International Airport, Ser. B, Rev.,
                 FGIC, 6.00%, 10/1/18                                                            3,874
         3,750   Lakeland, Florida, Electric & Water,
                 First Lien, Ser. B, Rev., FSA, 6.05%,
                 10/01/14                                                                        4,516
         3,760   Orange County Health Facilities
                 Authority, Ser. A, Rev., (p), MBIA,
                 6.25%, 10/01/12                                                                 4,568
         1,255   Orange County Health Facilities
                 Authority, Ser. A, Rev., MBIA, 6.25%,
                 10/01/12                                                                        1,494
$        1,580   Orange County Health Facilities
                 Authority, Ser. C, Rev., (p), MBIA,
                 6.25%, 10/01/12                                                 $               1,919
           680   Orange County Health Facilities
                 Authority, Ser. C, Rev., MBIA, 6.25%,
                 10/01/12                                                                          810
                 -------------------------------------------------------------------------------------
                                                                                                17,181
                 -------------------------------------------------------------------------------------

                 GEORGIA -- 6.9%
        10,000   Dalton Development Authority, Rev.,
                 MBIA, 5.50%, 08/15/26                                                          11,119
         7,125   De Kalb County Housing Authority,
                 Apartment Development, Fox Hollow
                 Apartments, Rev., (p), 7.00%, 05/15/07                                          7,982
         1,000   De Kalb County, Water & Sewer Systems,
                 Rev., 5.25%, 10/01/11                                                           1,121
         3,610   Fulton County, Water & Sewer, Rev.,
                 FGIC, 5.00%, 01/01/18                                                           3,887
         3,790   Fulton County, Water & Sewer, Rev.,
                 FGIC, 5.00%, 01/01/19                                                           4,056
         2,000   Fulton County, Water & Sewer, Rev.,
                 FGIC, 5.00%, 01/01/21                                                           2,110
            15   Georgia State Residential Finance
                 Authority, Single Family Mortgage,
                 Ser. A, Rev., 8.40%, 12/01/18                                                      15
        10,485   Metropolitan Atlanta Rapid
                 Transportation Authority, Sales Tax,
                 Ser. P, Rev., AMBAC, 6.25%, 07/01/20                                           13,077
         3,110   Savannah Economic Development
                 Authority, College of Art & Design, Inc.
                 Project, Rev., 6.60%, 10/01/15                                                  3,703
                 -------------------------------------------------------------------------------------
                                                                                                47,070
                 -------------------------------------------------------------------------------------

                 HAWAII -- 0.8%
         4,500   Honolulu City & County, Ser. A, GO,
                 7.35%, 07/01/08                                                                 5,306

                 IDAHO-- 0.0% ^
           135   Nez Perce County School
                 District No. 341, GO, 5.00%, 08/15/11                                             150

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 ILLINOIS -- 3.0%
$        3,990   Cook County Community High School
                 District No. 219, Niles Township, GO,
                 FGIC, 8.00%, 12/01/15                                           $               5,489
         2,120   Illinois Housing Development
                 Authority, Multi-Family Housing,
                 Ser. 1991-A, Rev., 8.25%, 07/01/16                                              2,154
         2,425   Regional Transportation Authority,
                 Rev., MBIA, 6.25%, 07/01/15                                                     2,960
         9,000   State of Illinois, First Ser., GO, MBIA,
                 5.13%, 10/01/11                                                                10,072
                 -------------------------------------------------------------------------------------
                                                                                                20,675
                 -------------------------------------------------------------------------------------

                 LOUISIANA -- 3.3%
         1,500   Louisiana State, Gas & Fuels Tax,
                 Ser. A, Rev., AMBAC, 5.38%, 06/01/15                                            1,674
         2,000   Louisiana State, Gas & Fuels Tax,
                 Ser. A, Rev., AMBAC, 5.38%, 06/01/18                                            2,199
         1,040   Louisiana State, Gas & Fuels Tax,
                 Ser. A, Rev., AMBAC, 5.38%, 06/01/19                                            1,137
         1,825   Saint Bernard Parish, Louisiana, Sales &
                 Use Tax, Rev., FSA, 5.00%, 03/01/15                                             2,013
         2,635   Saint Bernard Parish, Louisiana, Sales &
                 Use Tax, Rev., FSA, 5.00%, 03/01/16                                             2,891
         2,745   Saint Bernard Parish, Louisiana, Sales &
                 Use Tax, Rev., FSA, 5.00%, 03/01/17                                             2,996
         2,860   Saint Bernard Parish, Louisiana, Sales &
                 Use Tax, Rev., FSA, 5.00%, 03/01/18                                             3,098
         2,955   Saint Bernard Parish, Louisiana, Sales &
                 Use Tax, Rev., FSA, 5.00%, 03/01/19                                             3,181
         3,110   Saint Bernard Parish, Louisiana, Sales &
                 Use Tax, Rev., FSA, 5.00%, 03/01/20                                             3,328
                 -------------------------------------------------------------------------------------
                                                                                                22,517
                 -------------------------------------------------------------------------------------

                 MASSACHUSETTS -- 3.7%
         1,075   Auburn, Massachusetts, GO, AMBAC,
                 5.13%, 06/01/17 +                                                               1,183
         1,125   Auburn, Massachusetts, GO, AMBAC,
                 5.13%, 06/01/18 +                                                               1,234
         1,340   Auburn, Massachusetts, GO, AMBAC,
                 5.13%, 06/01/22 +                                                               1,431
         1,400   Auburn, Massachusetts, GO, AMBAC,
                 5.13%, 06/01/23 +                                                               1,486
$        6,725   Massachusetts State Port Authority,
                 Ser. B, Rev., FSA, 5.50%, 07/01/13                              $               7,313
         6,640   Massachusetts State, CONS, Ser. C,
                 GO, 5.25%, 12/01/07                                                             7,258
         2,775   Massachusetts State, CONS, Ser. C,
                 GO, (p), MBIA, 5.75%, 10/01/10                                                  3,196
         1,000   New England Education Loan Marketing
                 Corp., Student Loan, Sub-Issue H,
                 Rev., 6.90%, 11/01/09                                                           1,134
         1,245   Pittsfield, Massachusetts, GO, MBIA,
                 5.13%, 04/15/22                                                                 1,319
                 -------------------------------------------------------------------------------------
                                                                                                25,554
                 -------------------------------------------------------------------------------------

                 MICHIGAN -- 1.0%
         5,000   Michigan Strategic Fund, Detroit Edison
                 Co., Ser. CC, Rev., Adj., AMBAC, 4.85%,
                 09/01/30                                                                        5,374
         1,000   Rochester Community School District,
                 Ser. I, GO, (p), FGIC, 5.75%, 05/01/10                                          1,155
                 -------------------------------------------------------------------------------------
                                                                                                 6,529
                 -------------------------------------------------------------------------------------

                 MISSOURI -- 0.4%
         1,705   Jackson County Public Building Corp.,
                 Capital Improvements Project, Rev.,
                 5.00%, 12/01/28                                                                 1,727
         1,105   Sikeston, Missouri, Electric, Rev.,
                 MBIA, 6.00%, 06/01/16                                                           1,333
                 -------------------------------------------------------------------------------------
                                                                                                 3,060
                 -------------------------------------------------------------------------------------

                 NEW HAMPSHIRE -- 1.0%
         1,010   Manchester, New Hampshire, GO,
                 5.25%, 06/01/14                                                                 1,147
         1,015   Manchester, New Hampshire, GO,
                 5.25%, 06/01/15                                                                 1,154
         1,020   Manchester, New Hampshire, GO,
                 5.25%, 06/01/16                                                                 1,160
         1,020   Manchester, New Hampshire, GO,
                 5.25%, 06/01/17                                                                 1,159
         2,040   Manchester, New Hampshire, GO,
                 5.25%, 06/01/18                                                                 2,314
                 -------------------------------------------------------------------------------------
                                                                                                 6,934
                 -------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NEW JERSEY -- 8.6%
$        2,070   Essex County Improvement Authority,
                 County Correctional Facility
                 Improvements, Ser. A, Rev., FGIC,
                 5.00%, 10/01/13                                                 $               2,314
         4,200   Freehold Regional High School District,
                 GO, (p), FGIC, 5.60%, 03/01/10                                                  4,800
         9,000   Garden State Preservation Trust, Open
                 Space & Farmland, Ser. A, Rev., FSA,
                 5.80%, 11/01/22                                                                 9,863
         4,200   New Jersey Economic Development
                 Authority, Capital Appreciation,
                 Motor Vehicles, Ser. R, Rev., MBIA,
                 0.00%, 07/01/18                                                                 2,246
        10,000   New Jersey Economic Development
                 Authority, Motor Vehicles, Ser. A, Rev.,
                 MBIA, 5.25%, 07/01/17                                                          11,046
         1,400   New Jersey State Educational Facilities
                 Authority, Fairleigh Dickinson University,
                 Ser. G, Rev., 5.70%, 07/01/28                                                   1,423
         5,000   New Jersey State Highway Authority,
                 Garden State Parkway, Rev., (p),
                 6.20%, 01/01/10                                                                 5,691
         1,000   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems,
                 Ser. A, Rev., 5.75%, 06/15/15                                                   1,165
         3,125   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems,
                 Ser. B, Rev., MBIA, 6.50%, 06/15/10                                             3,707
        15,000   New Jersey Transportation Trust Fund
                 Authority, Transportation Systems,
                 Ser. C, Rev., 5.50%, 06/15/20                                                  16,574
                 -------------------------------------------------------------------------------------
                                                                                                58,829
                 -------------------------------------------------------------------------------------

                 NEW MEXICO -- 0.2%
         1,515   Los Alamos County, Inc., Utility System,
                 Ser. A, Rev., FSA, 5.00%, 07/01/13                                              1,693

                 NEW YORK -- 19.5%
         2,850   New York City Municipal Water Finance
                 Authority, Water & Sewer Systems,
                 Ser. A, Rev., 5.75%, 06/15/30                                                   3,091
$       10,000   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. A,
                 Rev., Adj., 5.50%, 11/01/26                                     $              11,304
         8,000   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. C,
                 Rev., 5.50%, 11/01/24                                                           8,626
         9,000   New York City Transitional Finance
                 Authority, Future Tax Secured, Ser. C,
                 Rev., (p), 5.50%, 05/01/10                                                     10,376
        18,140   New York City, New York, Ser. F, GO,
                 6.00%, 01/15/18                                                                20,814
         2,900   New York Convention Center Operating
                 Corp., Yale Building Acquisition Project,
                 COP, 5.25%, 06/01/08                                                            3,019
         5,000   New York State Dormitory Authority,
                 City University System, CONS, Ser. A,
                 Rev., FSA, 5.75%, 07/01/13                                                      5,871
         2,000   New York State Dormitory Authority,
                 Pratt Institute, Rev., 6.00%, 07/01/28                                          2,192
         9,345   New York State Environmental Facilities
                 Corp., State Water Revolving Fund,
                 Ser. D, Rev., 5.38%, 06/15/19                                                  10,343
         7,270   New York State Environmental Facilities
                 Corp., State Water Revolving Fund,
                 Sub Ser. E, Rev., 5.38%, 06/15/17                                               8,031
         7,135   New York State Environmental Facilities
                 Corp., State Water Revolving Fund,
                 Sub Ser. E, Rev., 5.38%, 06/05/18                                               7,862
           175   New York State Urban Development
                 Corp., Correctional Capital Facilities,
                 Ser. 7, Rev., (p), MBIA-IBC, 5.70%,
                 01/01/07                                                                          193
        26,000   Port Authority of New York &
                 New Jersey, CONS, 93rd Ser., Rev.,
                 6.13%, 06/01/94                                                                29,895
         7,960   Triborough Bridge & Tunnel Authority,
                 Convention Center Project, Ser. E, Rev.,
                 7.25%, 01/01/10                                                                 9,012
         2,000   Utica IDA, Civic Facilities,
                 Munson-Williams-Proctor Institute
                 Project, Ser. A, Rev., 5.38%, 07/15/19                                          2,180
                 -------------------------------------------------------------------------------------
                                                                                               132,809
                 -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 NORTH DAKOTA -- 0.9%
$        5,000   Mercer County, PCR, Antelope Valley
                 Station, Rev., AMBAC, 7.20%, 06/30/13                           $               6,157

                 OHIO -- 0.4%
         1,745   Chillicothe City School District, School
                 Improvement, GO, FGIC, 5.25%,
                 12/01/25                                                                        1,855
         1,000   Cleveland Municipal School District,
                 GO, FSA, 5.25%, 12/01/23                                                        1,074
                 -------------------------------------------------------------------------------------
                                                                                                 2,929
                 -------------------------------------------------------------------------------------

                 OKLAHOMA -- 0.9%
           890   Oklahoma Housing Finance Agency,
                 Single Family Mortgage, Ser. B-2, Rev.,
                 6.80%, 09/01/26                                                                   924
         5,000   Tulsa Metropolitan Utility Authority, Rev.,
                 MBIA, 5.75%, 09/01/19                                                           5,292
                 -------------------------------------------------------------------------------------
                                                                                                 6,216
                 -------------------------------------------------------------------------------------

                 OREGON -- 0.9%
         5,000   Washington County Unified Sewer
                 Agency, Senior Lien, Ser. A, Rev., FGIC,
                 5.75%, 10/01/10                                                                 5,764

                 PENNSYLVANIA -- 1.1%
         6,500   Pennsylvania IDA, Economic
                 Development, Rev., AMBAC, 5.50%,
                 07/01/18                                                                        7,254

                 PUERTO RICO -- 7.6%
         5,655   Puerto Rico Commonwealth, GO, MBIA,
                 6.00%, 07/01/16                                                                 6,884
         6,900   Puerto Rico Commonwealth, Ser. C, GO,
                 Adj., 5.00%, 07/01/18                                                           7,442
        10,000   Puerto Rico Electric Power Authority,
                 Ser. KK, Rev., MBIA, 5.50%, 07/01/15                                           11,659
         4,460   Puerto Rico Electric Power Authority,
                 Ser. Y, Rev., MBIA, 7.00%, 07/01/07                                             5,055
         5,000   Puerto Rico Highway & Transportation
                 Authority, Ser. B, Rev., (p), 6.00%,
                 07/01/10                                                                        5,897
$        2,400   Puerto Rico Municipal Finance Agency,
                 Ser. A, GO, FSA, 6.00%, 08/01/15                                $               2,778
         3,000   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. A, Rev.,
                 AMBAC, 6.25%, 07/01/11                                                          3,592
         5,235   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. F, Rev.,
                 5.25%, 07/01/20                                                                 5,782
         2,800   Puerto Rico Public Buildings Authority,
                 Government Facilities, Ser. K, Rev.,
                 FRDO, 4.50%, 07/01/22                                                           2,953
                 -------------------------------------------------------------------------------------
                                                                                                52,042
                 -------------------------------------------------------------------------------------

                 SOUTH CAROLINA -- 3.4%
         5,500   Charleston Educational Excellence
                 Finance Corp., Charleston County
                 School District Project, Rev., 5.00%,
                 12/01/16                                                                        5,913
         4,500   Charleston Educational Excellence
                 Finance Corp., Charleston County
                 School District Project, Rev., 5.00%,
                 12/01/17                                                                        4,803
         2,500   Charleston Educational Excellence
                 Finance Corp., Charleston County
                 School District Project, Rev., 5.00%,
                 12/01/18                                                                        2,649
         5,000   South Carolina State Public Service
                 Authority, Ser. A, Rev., AMBAC, 6.25%,
                 01/01/22                                                                        5,374
         4,000   South Carolina State Public Service
                 Authority, Ser. A, Rev., FSA, 5.00%,
                 01/01/16                                                                        4,382
                 -------------------------------------------------------------------------------------
                                                                                                23,121
                 -------------------------------------------------------------------------------------

                 SOUTH DAKOTA -- 0.5%
         2,750   Heartland Consumers Power District,
                 Rev., (p), 7.00%, 01/01/16                                                      3,275

                 TENNESSEE -- 0.5%
         3,000   Metropolitan Government of Nashville &
                 Davidson County, Water & Sewer, Rev.,
                 FGIC, 5.20%, 01/01/13                                                           3,378

                                              SEE NOTES TO FINANCIAL STATEMENTS.

PRINCIPAL
AMOUNT           ISSUER                                                                          VALUE
------------------------------------------------------------------------------------------------------
LONG-TERM INVESTMENTS -- CONTINUED

                 TEXAS -- 0.4%
$        1,160   Austin, Texas, Public Improvements,
                 GO, MBIA, 5.00%, 09/01/15                                       $               1,276
         1,295   Austin, Texas, Public Improvements,
                 GO, MBIA, 5.00%, 09/01/16                                                       1,418
                 -------------------------------------------------------------------------------------
                                                                                                 2,694
                 -------------------------------------------------------------------------------------

                 VIRGINIA -- 1.4%
         1,105   Lynchburg, Virginia, Public Improvement,
                 GO, 5.00%, 06/01/16                                                             1,208
         1,110   Lynchburg, Virginia, Public Improvement,
                 GO, 5.00%, 06/01/17                                                             1,206
         1,205   Lynchburg, Virginia, Public Improvement,
                 GO, 5.00%, 06/01/18                                                             1,300
         5,500   Virginia State Public School Authority,
                 1997 Resolution, Ser. A, Rev., 5.00%,
                 08/01/18                                                                        5,919
                 -------------------------------------------------------------------------------------
                                                                                                 9,633
                 -------------------------------------------------------------------------------------

                 WASHINGTON -- 2.0%
         7,000   Energy Northwest, Washington Electric,
                 Columbia Generating Station, Ser. B,
                 Rev., MBIA, 5.50%, 07/01/18                                                     7,852
         5,000   Energy Northwest, Washington Electric,
                 Project No. 1, Ser. A, Rev., MBIA, 5.50%,
                 07/01/16                                                                        5,564
            15   Washington Public Power Supply
                 System, Nuclear Project No. 1, Ser. B,
                 Rev., 7.25%, 07/01/09                                                              17
           195   Washington Public Power Supply
                 System, Nuclear Project No. 1, Ser. B,
                 Rev., (p), 7.25%, 07/01/09                                                        222
                 -------------------------------------------------------------------------------------
                                                                                                13,655
                 -------------------------------------------------------------------------------------
                 Total State and Municipal Obligations                                         616,799
                 (Cost $575,901)
                 -------------------------------------------------------------------------------------

SHORT-TERM INVESTMENTS - 9.7%

                 MUNICIPAL SECURITIES -- 1.0%
                 KENTUCKY -- 0.2%
$        1,000   Louisville & Jefferson Counties
                 Metropolitan Sewer District, Sewer &
                 Drain System, Ser. A, Rev., (p), AMBAC,
                 6.50%, 11/15/04 @                                               $               1,031

                 NEW JERSEY -- 0.8%
         5,215   New Jersey Economic Development
                 Authority, Educational Testing Service,
                 Ser. B, Rev., (p), MBIA, 6.25%,
                 05/15/05                                                                        5,496

                 NEW YORK-- 0.0% ^
           115   New York State Housing Finance
                 Agency, Health Facilities, Monroe
                 County, Ser. A, Rev., 7.63%, 05/01/05                                             116

                 PUERTO RICO -- 0.0% ^
             5   Puerto Rico Urban Renewal & Housing
                 Corp., Rev., 7.88%, 10/01/04                                                        5
                 -------------------------------------------------------------------------------------
                 Total Municipal Securities                                                      6,648
                 (Cost $6,461)
                 -------------------------------------------------------------------------------------

SHARES
------------------------------------------------------------------------------------------------------
                 MONEY MARKET FUND -- 8.7%
        59,305   JPMorgan Tax Free Money Market
                 Fund (a)                                                                       59,305
                 (Cost $59,305)
                 -------------------------------------------------------------------------------------
                 Total Short-Term Investments                                                   65,953
                 (Cost $65,766)
                 -------------------------------------------------------------------------------------
                 TOTAL INVESTMENTS -- 100.0%                                     $             682,752
                 (COST $641,667)
                 -------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS.

FUTURES CONTRACTS
(Amounts in thousands, except number of contracts)

                                                                         NOTIONAL              UNREALIZED
NUMBER OF                                                                VALUE AT           APPRECIATION/
CONTRACTS        DESCRIPTION                      EXPIRATION DATE   8/31/04 (USD)    (DEPRECIATION) (USD)
---------------------------------------------------------------------------------------------------------
                 SHORT FUTURES OUTSTANDING
(87)             10 Year Treasury Notes           December, 2004    $      (9,771)   $                (66)

SWAP CONTRACTS

                                                                       UNDERLYING              UNREALIZED
                                                                         NOTIONAL            APPRECIATION
DESCRIPTIONS                                      EXPIRATION DATE           VALUE          (DEPRECIATION)
---------------------------------------------------------------------------------------------------------
Interest Rate Swap with Morgan Stanley Capital
Services, semi-annual payment of 4.108% and
semi-annual receipt of weekly average BMA index          10/17/19   $      11,800    $               (442)

                                              SEE NOTES TO FINANCIAL STATEMENTS.

Abbreviations

(p)     -- Security is prerefunded or escrowed to maturity. The maturity date shown is the date of the prerefunded call.
^       -- Amount rounds to less than 0.1%.
+       -- All or a portion of this security is segregated with the custodian for futures contracts, TBA, when issued, delayed delivery securities, swaps or unsettled trades.
#       -- All or a portion of this security is a 144A or private placement security and can only be sold to qualified institutional buyers.
@       -- Securities fully or partially segregated with the brokers as initial margin for futures contracts.
(a)     -- Affiliated. Money market fund registered under the Investment Company
           Act of 1940, as amended and advised by JPMorgan Investment Management, Inc.
(i)     -- Security is considered illiquid and may be difficult to sell.
Adj.    -- Adjustable. Maturity date shown is actual maturity date. The interest rate shown is the rate in effect at August 31, 2004.
AMBAC   -- American Municipal Bond Assurance Corp.
CONS    -- Consolidated Bonds.
COP     -- Certificates of Participation.
FGIC    -- Financial Guaranty Insurance Co.
FHA     -- Federal Housing Authority.
FLOATS  -- Floating Auction Tax Exempts.
FRDO    -- Floating Rate Demand Obligation. The maturity date shown is the next interest reset date. The interest rate shown is the rate in effect at August 31, 2004.
FSA     -- Financial Security Assurance.
GAN     -- Grant Anticipation Note.
GO      -- General Obligation Bond.
IBC     -- Insured Bond Certificates.
IDA     -- Industrial Development Authority.
IDR     -- Industrial Development Revenue.
MBIA    -- Municipal Bond Investors Assurance Corp.
PCR     -- Pollution Control Revenue.
Rev.    -- Revenue Bond.
Ser.    -- Series.
TRAN    -- Tax & Revenue Anticipation Note.
USD     -- United States Dollar.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

STATEMENT OF ASSETS AND LIABILITIES                        AS OF AUGUST 31, 2004
(Amounts in thousands, except per share amounts)

                                                                                             NEW YORK
                                                           INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                              CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
ASSETS:
Investments in non-affiliates, at value     $    124,634   $  1,437,645   $     63,448   $    648,803   $    623,447
Investments in affiliates, at value                8,173         78,335          4,131         24,163         59,305
--------------------------------------------------------------------------------------------------------------------
Total investment securities, at value            132,807      1,515,980         67,579        672,966        682,752
--------------------------------------------------------------------------------------------------------------------
Cash                                                  --             --              2             --             --
Receivables:
    Investment securities sold                        --             --             --            190         12,203
    Fund shares sold                                 259            807              1            407             41
    Interest and dividends                         1,625         17,663            670          7,047          7,092
    Unrealized appreciation on open
    swap contracts                                    --             20             --             --             --
    Expense reimbursements                            --             --              2             --             --
--------------------------------------------------------------------------------------------------------------------
Total Assets                                     134,691      1,534,470         68,254        680,610        702,088
--------------------------------------------------------------------------------------------------------------------

LIABILITIES:
Payables:
    Unrealized depreciation on open
    swap contracts                                    --             --             --             --            442
    Dividends                                        266          3,831            171          1,200          1,844
    Investment securities purchased                5,230         39,731          1,041             --         42,207
    Fund shares redeemed                               2            144             --^           888             15
    Variation margin                                   7            163              6             80             37
Accrued liabilities:
    Investment advisory fees                          32            375             17            172            166
    Administration fees                                2            103              6             80             83
    Shareholder servicing fees                         6            256              5             93            132
    Distribution fees                                 --             --^             1             16              3
    Custodian fees                                    11             31             10             19             18
    Trustees' fees - deferred
    compensation plan                                  2             35              4             19             43
    Other                                             70            124             52            124            113
--------------------------------------------------------------------------------------------------------------------
Total Liabilities                                  5,628         44,793          1,313          2,691         45,103
--------------------------------------------------------------------------------------------------------------------
TOTAL NET ASSETS                            $    129,063   $  1,489,677   $     66,941   $    677,919   $    656,985
--------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                             NEW YORK
                                                           INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                              CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
NET ASSETS
Paid in capital                                  120,694      1,394,787         63,088        632,299        605,834
Accumulated undistributed
(overdistributed) net investment income              (87)          (260)            --^           (80)          (176)
Accumulated net realized gain (loss)
on investments, futures, and
swaps transactions                                   933          3,853            842          9,347         10,750
Net unrealized appreciation
(depreciation) of investments, futures,
and swaps                                          7,523         91,297          3,011         36,353         40,577
--------------------------------------------------------------------------------------------------------------------
Total Net Assets                            $    129,063   $  1,489,677   $     66,941   $    677,919   $    656,985
--------------------------------------------------------------------------------------------------------------------
    Class A                                 $     17,070   $        726   $      1,184   $     84,947   $     52,436
    Class B                                 $         --   $         22   $        786   $     22,699   $      4,515
    Class C                                 $         --   $         82   $         --   $      1,922   $         --
    Institutional                           $     71,759   $    384,851   $         --   $    174,207   $         --
    Select                                  $     40,234   $  1,103,996   $     64,971   $    394,144   $    600,034
--------------------------------------------------------------------------------------------------------------------
Total                                       $    129,063   $  1,489,677   $     66,941   $    677,919   $    656,985
--------------------------------------------------------------------------------------------------------------------

Shares of beneficial interest outstanding
($0.001 par value; unlimited
number of shares authorized):
    Class A                                        1,586             65            118         11,482          7,970
    Class B                                           --              2             79          3,062            685
    Class C                                           --              7             --            259             --
    Institutional                                  6,764         35,015             --         23,497             --
    Select                                         3,736        100,399          6,469         53,152         91,270
Net Asset Value:
    Class A (and redemption price)          $      10.77   $      11.11   $      10.04   $       7.40   $       6.58
    Class B*                                $         --   $      10.98   $       9.99   $       7.41   $       6.59
    Class C*                                $         --   $      11.01   $         --   $       7.41   $         --
    Institutional (and redemption price)    $      10.61   $      10.99   $         --   $       7.41   $         --
    Select (and redemption price)           $      10.77   $      11.00   $      10.04   $       7.42   $       6.57
Class A Maximum Public Offering
Price Per Share (net asset value per
share/95.5%)                                $      11.28   $      11.63   $      10.51   $       7.75   $       6.89
--------------------------------------------------------------------------------------------------------------------
Cost of investments                         $    125,271   $  1,424,411   $     64,560   $    636,489   $    641,667
--------------------------------------------------------------------------------------------------------------------

* Redemption price may be reduced by contingent deferred sales charge.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF OPERATIONS                       FOR THE YEAR ENDED AUGUST 31, 2004
(Amounts in thousands)

                                                                                             NEW YORK
                                                           INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                              CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
INVESTMENT INCOME
Interest                                    $      5,520   $     67,304   $      2,710   $     29,270   $     31,598
Dividend income from affiliated
investments*                                          56            442             25            180            263
--------------------------------------------------------------------------------------------------------------------
Total investment income                            5,576         67,746          2,735         29,450         31,861
--------------------------------------------------------------------------------------------------------------------

EXPENSES
Investment advisory fees                             408          4,654            212          2,173          2,079
Administration fees                                  204          2,327            106          1,087          1,039
Shareholder servicing fees                           219          3,237            177          1,509          1,732
Distribution fees                                     50              1             10            430            164
Custodian and accounting fees                         60            170             59            120             97
Interest expense                                      --^            --^            --             --             --^
Printing and postage fees                              9             62              3             47             29
Professional fees                                     63             93             59             73             65
Registration expenses                                 27             72             16             60             37
Transfer agent fees                                   59            115             37            195            107
Trustees' fees                                         2             23              1             11             10
Other                                                 10             33              7             26             31
--------------------------------------------------------------------------------------------------------------------
Total expenses                                     1,111         10,787            687          5,731          5,390
--------------------------------------------------------------------------------------------------------------------
Less amounts waived                                  357          1,208            126            711            210
Less earnings credits                                 --^             2             --^             1              1
Less expense reimbursements                           --             23             22             --             --
--------------------------------------------------------------------------------------------------------------------
    Net expenses                                     754          9,554            539          5,019          5,179
--------------------------------------------------------------------------------------------------------------------
Net investment income                              4,822         58,192          2,196         24,431         26,682
--------------------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                             NEW YORK
                                                           INTERMEDIATE     NEW JERSEY   INTERMEDIATE
                                              CALIFORNIA       TAX FREE       TAX FREE       TAX FREE       TAX FREE
                                               BOND FUND    INCOME FUND    INCOME FUND    INCOME FUND    INCOME FUND
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on
transactions from:
    Investments                                    2,248          8,150          1,138         12,303         13,868
    Futures                                          705          5,532             --^           346          3,087
    Swaps                                             --            (21)            --             --           (185)
Change in net unrealized
appreciation (depreciation) of:
    Investments                                      357         10,392            875          2,950          4,185
    Futures                                         (118)        (1,703)            (8)          (431)          (702)
    Swaps                                             --             20             --             --           (697)

Net realized and unrealized gain (loss)
on investments, futures, and swaps                 3,192         22,370          2,005         15,168         19,556
--------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
from operations                             $      8,014   $     80,562   $      4,201   $     39,599   $     46,238
--------------------------------------------------------------------------------------------------------------------
*   Includes reimbursements of
    investment advisory, administration
    and shareholder servicing fees :        $         10   $         74   $          5   $         32   $         46
--------------------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF CHANGES IN NET ASSETS                     FOR THE PERIODS INDICATED
(Amounts in thousands)

                                                                                    INTERMEDIATE
                                                CALIFORNIA BOND FUND            TAX FREE INCOME FUND
                                            ----------------------------    ----------------------------
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 8/31/04         8/31/03         8/31/04         8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income                       $      4,822    $      7,324    $     58,192    $     66,096
Net realized gain (loss) on
investments, futures, and swaps                    2,953           1,461          13,661           7,624
Change in net unrealized appreciation/
depreciation of investments,
futures, and swaps                                   239          (4,823)          8,709         (28,647)
--------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                8,014           3,962          80,562          45,073
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                             (4,864)         (7,271)        (58,063)        (66,147)
Net realized gain on
investment transactions                           (3,118)           (864)        (11,468)        (11,597)
--------------------------------------------------------------------------------------------------------
    Total distributions to shareholders           (7,982)         (8,135)        (69,531)        (77,744)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                              (36,033)        (48,934)       (164,627)       (120,582)
--------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets          (36,001)        (53,107)       (153,596)       (153,253)
--------------------------------------------------------------------------------------------------------
Beginning of period                              165,064         218,171       1,643,273       1,796,526
--------------------------------------------------------------------------------------------------------
End of period                               $    129,063    $    165,064    $  1,489,677    $  1,643,273
--------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                           $        (87)   $        (45)   $       (260)   $       (389)
--------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                                     NEW JERSEY                 NEW YORK INTERMEDIATE
                                                TAX FREE INCOME FUND            TAX FREE INCOME FUND
                                            ----------------------------    ----------------------------
                                              YEAR ENDED      YEAR ENDED      YEAR ENDED      YEAR ENDED
                                                 8/31/04         8/31/03         8/31/04         8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                $      2,196    $      2,670    $     24,431    $     30,664
Net realized gain (loss) on
investments, futures, and swaps                    1,138           2,099          12,649           7,886
Change in net unrealized appreciation/
depreciation of investments,
futures, and swaps                                   867          (2,621)          2,519         (17,506)
--------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                4,201           2,148          39,599          21,044
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                             (2,163)         (2,656)        (24,333)        (30,687)
Net realized gain on
investment transactions                           (2,309)         (1,343)        (10,733)           (212)
--------------------------------------------------------------------------------------------------------
    Total distributions to shareholders           (4,472)         (3,999)        (35,066)        (30,899)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease)                               (8,083)         (6,022)        (81,069)       (135,478)
--------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets           (8,354)         (7,873)        (76,536)       (145,333)
--------------------------------------------------------------------------------------------------------
Beginning of period                               75,295          83,168         754,455         899,788
--------------------------------------------------------------------------------------------------------
End of period                               $     66,941    $     75,295    $    677,919    $    754,455
--------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                           $         --^   $        (33)   $        (80)   $       (162)
--------------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                                                TAX FREE INCOME FUND
                                                                            ----------------------------
                                                                              YEAR ENDED      YEAR ENDED
                                                                                 8/31/04         8/31/03
INCREASE (DECREASE) IN NET
ASSETS FROM OPERATIONS
Net investment income (loss)                                                $     26,682    $     32,553
Net realized gain (loss) on
investments, futures, and swaps                                                   16,770           7,747
Change in net unrealized appreciation/
depreciation of investments,
futures, and swaps                                                                 2,786         (20,086)
--------------------------------------------------------------------------------------------------------
    Increase (decrease) in net assets
    from operations                                                               46,238          20,214
--------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO
SHAREHOLDERS FROM
Net investment income                                                            (26,623)        (32,728)
Net realized gain on
investment transactions                                                           (9,765)         (6,328)
--------------------------------------------------------------------------------------------------------
    Total distributions to shareholders                                          (36,388)        (39,056)
--------------------------------------------------------------------------------------------------------

CAPITAL SHARE TRANSACTIONS
Increase (decrease) from
capital share transactions                                                       (74,267)   $   (122,669)
--------------------------------------------------------------------------------------------------------

NET ASSETS
Total increase (decrease) in net assets                                          (64,417)       (141,511)
--------------------------------------------------------------------------------------------------------
Beginning of period                                                              721,402         862,913
--------------------------------------------------------------------------------------------------------
End of period                                                               $    656,985    $    721,402
--------------------------------------------------------------------------------------------------------
Accumulated undistributed
(overdistributed) net
investment income                                                           $       (176)   $       (235)
--------------------------------------------------------------------------------------------------------

                                              SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

J.P. Morgan Series Trust ("JPMST") and J.P. Morgan Mutual Fund Select Trust ("JPMFST") (the "Trusts") are organized as Massachusetts business trusts and are registered under the Investment Company Act of 1940, as amended, (the "1940 Act"), as open-end, management investment companies. JPMST and JPMFST were organized on August 15, 1996 and October 1, 1996, respectively. JPMFST was formerly named Mutual Fund Select Trust. The name change went into effect on May 2, 2003.

The following are five separate portfolios of the Trusts (collectively, the "Funds"):

                                                         FUND   CLASSES OFFERED
                        JPMorgan California Bond Fund ("CBF")   Class A, Institutional and Select
          JPMorgan Intermediate Tax Free Income Fund ("ITFI")   Class A, Class B, Class C, Institutional and Select
           JPMorgan New Jersey Tax Free Income Fund ("NJTFI")   Class A, Class B and Select
JPMorgan New York Intermediate Tax Free Income Fund ("NYTFI")   Class A, Class B, Class C, Institutional and Select
                        JPMorgan Tax Free Income Fund ("TFI")   Class A, Class B and Select

CBF is a series of JPMST and ITFI, NJTFI, NYTFI and TFI are each a series of JPMFST. On January 31, 2003, NYTFI commenced offerings of Class C Shares. On December 31, 2003, ITFI commenced offerings of Class A, Class B, and Class C Shares.

Class A shares generally provide for a front-end sales charge while Class B and Class C shares provide for a contingent deferred sales charge. Class B shares automatically convert to Class A shares after eight years. No sales charges are assessed with respect to the Select Class or Institutional Class. All classes of shares have equal rights as to earnings, assets and voting privileges except that each class may bear different transfer agent, distribution and shareholder servicing expenses and each class has exclusive voting rights with respect to its distribution and shareholder servicing agreements.

Class A shares, for which front-end sales charges have been waived, may be subject to redemption charges as described in the Funds' prospectus.

During the year ended August 31, 2004, ITFI Institutional Class received a contribution of securities (Subscription in-kind) in exchange for shares of Institutional Share Class. The securities were transferred at a market value of (in thousands) $512, which resulted in no unrealized gain or loss carrying over to ITFI.

Additional information regarding the subscription in-kind is included in note
11.

On August 19, 2004, the Boards of Trustees of both Funds approved management's proposal to merge the One Group Intermediate Tax-Free Bond Fund (the "Target Fund") into the JPMorgan Intermediate Tax Free Income Fund. Also on August 19, 2004, the Boards of Trustees of both Funds approved management's proposal to merge the JPMorgan Tax Free Income Fund (the "Target Fund") into the One Group Tax Free Bond Fund. Each proposed merger is contingent upon, among other things, approval by the respective Target Fund's shareholders and regulatory review and receipt of an opinion of counsel to the effect that the merger will qualify as a tax-free reorganization for Federal income tax purposes. If approved, the mergers are expected to occur on February 18, 2005, or such later date as the parties to each such merger transaction may agree.

2. SIGNIFICANT ACCOUNTING POLICIES

THE FOLLOWING IS A SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES FOLLOWED BY THE
FUNDS:

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

A. VALUATION OF INVESTMENTS -- Purchased options and futures contracts are valued at the last sale price on the exchange on which they are primarily traded. Fixed income securities, other than convertible bonds, with a maturity of 61 days or more held by the Funds will be valued each day based on readily available market quotations received from independent or affiliated commercial pricing services. Such pricing services will generally provide bidside quotations. All short-term securities with a remaining maturity of sixty days or less are valued using the amortized cost method, which approximates market value. When valuations are not readily available, securities are valued at fair value as determined in accordance with procedures adopted by the Trustees. It is reasonably possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could have been material.

B. FUTURES CONTRACTS -- When a Fund enters into a futures contract, it makes an initial margin deposit in a segregated account, either in cash or liquid securities. Thereafter, the futures contract is marked to market and the Fund makes (or receives) additional cash payments daily to (or from) the broker. Changes in the value of the contract are recorded as unrealized appreciation (depreciation) until the contract is closed or settled, at which time a realized gain or loss is recognized.

The Funds invest in U.S. Treasury and/or municipal bond futures contracts as a hedge to modify the duration of the portfolio holdings. The Funds also invest in exchange-traded interest rate futures and Eurodollar futures for hedging purposes to either modify the duration and/or yield curve exposure of the portfolio.

Use of long futures contracts subjects the Funds to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Funds to unlimited risk. The Funds may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund's credit risk is limited to failure of the exchange or board of trade.

As of August 31, 2004, the Funds had outstanding futures contracts as listed on the Funds' Portfolio of Investments.

C. SWAPS -- The Funds may engage in various swap transactions, including forward rate agreements, interest rate, fixed income, index and total return swaps, primarily to manage duration and curve risk, or as alternatives to direct investments. Unrealized gains are reported as an asset and unrealized losses are reported as a liability on the Statement of Assets and Liabilities. The change in value of swaps, including periodic amounts of interest paid or received on swaps is reported as unrealized gains or losses in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

As of August 31, 2004, the Funds had outstanding swap agreements as listed on the Funds' Portfolio of Investments. Swap transactions present risk of loss in excess of the related amounts included in the Statement of Assets & Liabilities.

D. SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is determined on the basis of coupon interest accrued using the interest method adjusted for amortization of premiums and accretion of discounts.

E. ALLOCATION OF INCOME AND EXPENSES -- Expenses directly attributable to a Fund are charged to that Fund; other expenses of the Trusts are allocated proportionately among each of the Funds within the Trusts in relation to the net assets of each Fund or on another reasonable basis. Expenses directly attributable to a particular class are charged directly to such class. In calculating the net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day.

F. FEDERAL INCOME TAXES -- Each Fund is treated as a separate taxable entity for Federal income tax purposes. The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of their distributable net investment income and net realized gain on investments. In addition, the Funds intend to make distributions as required to avoid excise taxes. Accordingly, no provision for Federal income or excise tax is necessary.

G. DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions paid to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent these "book/tax" differences are permanent in nature (i.e., that they result from other than timing of recognition -- "temporary differences"), such amounts are reclassified within the capital accounts based on their Federal tax-basis treatment.

The following amounts were reclassified within the capital accounts (amounts in thousands):

                                                          ACCUMULATED       ACCUMULATED
                                                       UNDISTRIBUTED/      NET REALIZED
                                                    (OVERDISTRIBUTED)       GAIN (LOSS)
                              PAID-IN-CAPITAL   NET INVESTMENT INCOME    ON INVESTMENTS
CBF                           $            --   $                  --    $           --
ITFI                                       --                      --                --
NJTFI                                      --                      --                --
NYTFI                                      25                     (16)               (9)
TFI                                        --                      --                --

The reclassifications for NYTFI relates primarily to the character for tax purposes of market discount.

H. OTHER EXPENSES -- Other expenses in the Statement of Operations include fees related to line of credit, insurance, pricing and reporting services.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

A. INVESTMENT ADVISORY FEE -- Pursuant to the Investment Advisory Agreement, J.P. Morgan Investment Management ("JPMIM" or the "Advisor") acts as the investment advisor to the Funds. JPMIM is a wholly owned subsidiary of J.P. Morgan Fleming Asset Management Holdings, Inc., which is a wholly owned subsidiary of JPMorgan Chase & Co. The Advisor supervises the investments of each respective Fund and for such services is paid a fee. The fee is accrued daily and paid monthly at an annual rate equal to 0.30% of the average daily net assets for each respective Fund.

The Funds may invest in one or more of the affiliated JPMorgan Money Market Funds. The Advisor has agreed to waive and/or reimburse its advisory fee from the Funds in an amount sufficient to offset any doubling up of investment advisory, administration and shareholder servicing fees related to each Fund's investment in an affiliated money market fund.

B. DISTRIBUTION FEES -- Pursuant to a Distribution Agreement, J.P. Morgan Fund Distributors, Inc. ("JPMFD" or "Distributor"), a wholly-owned subsidiary of The BISYS Group, Inc., serves as the Trusts' exclusive underwriter and promotes and arranges for the sale of each Fund's shares. JPMFD receives no compensation in its capacity as the Funds' underwriter.

The Trustees have adopted Distribution Plans (the "Distribution Plans") for Class A, B, and C Shares of the Funds in accordance with Rule 12b-1 under the 1940 Act. The Distribution Plans provide that each Fund shall pay distribution fees, including payments to the Distributor, at annual rates of the average daily net assets as shown in the table below (%):

                              CLASS A   CLASS B   CLASS C
FUND
CBF                              0.25       n/a       n/a
ITFI                             0.25      0.75      0.75
NJTFI                            0.25      0.75       n/a
NYTFI                            0.25      0.75      0.75
TFI                              0.25      0.75       n/a

In addition, JPMFD receives any contingent deferred sales charges ("CDSC") from redemptions of Class B and Class C shares.

The Distributor waived fees as outlined in Note 3.F.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into a Distribution Agreement with One Group Dealer Services, Inc., an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

C. SHAREHOLDER SERVICING FEES -- The Trusts have entered into Shareholder Servicing Agreements on behalf of the Funds with JP Morgan Chase Bank ("JPMCB"), under which JPMCB provides account administration and personal account maintenance services to the shareholders.

For performing these services, JPMCB receives a fee that is computed daily and paid monthly equal to a percentage of the average daily net assets as shown in the table below (%):

                              CLASS A   CLASS B   CLASS C   INSTITUTIONAL   SELECT
FUND
CBF                              0.25       n/a       n/a            0.10     0.25
ITFI                             0.25      0.25      0.25            0.10     0.25
NJTFI                            0.25      0.25       n/a             n/a     0.25
NYTFI                            0.25      0.25      0.25            0.10     0.25
TFI                              0.25      0.25       n/a             n/a     0.25

On August 19, 2004, the Board of Trustees approved management's proposal to replace JPMCB with One Group Dealer Services, Inc. as Shareholder Servicing Agent. The foregoing change in the service provider is expected to occur effective February 19, 2005.

JPMCB may enter into services contracts with certain entities under which it will pay all or a portion of the annual fee to such entities for performing shareholding and administrative services.

In addition, JPMCB, Charles Schwab & Co. ("Schwab") and the Trusts are parties to separate servicing and operating agreements (the "Schwab Agreements") whereby Schwab makes shares of the Funds available to customers of investment advisors and other financial intermediaries who are Schwab's clients. The Funds are not responsible for payments to Schwab under the Schwab Agreements; however, in the event the servicing agreement with Schwab is terminated for reasons other than a breach by Schwab and the relationships between Schwab, JPMST, JPMFST and JPMCB are terminated, the Funds would be responsible for the ongoing payments to Schwab with respect to pre-termination shares.

JPMCB waived fees as outlined in Note 3.F.

D. CUSTODIAN AND ACCOUNTING FEES -- JPMCB provides portfolio custody and accounting services for the Funds. Compensation for such services is presented in the Statement of Operations as custodian fees. The custodian fees may be reduced by credits earned by each Fund, based on uninvested cash balances held by the custodian. Such earnings credits are presented separately in the Statement of Operations.

E. ADMINISTRATION FEE -- Pursuant to the Administration Agreement, JPMCB (the "Administrator") provides certain administration services to the Funds. In consideration of these services, the Administrator receives a fee computed daily and paid monthly at the annual rate of 0.15% of the first $25 billion of the average daily net assets of all non-money market funds in the JPMorgan Fund Complex and 0.075% of the average daily net assets in excess of $25 billion.

BISYS Fund Services, L.P. ("BISYS") serves as the Funds' sub-administrator. For its services as sub-administrator, BISYS receives a portion of the fees payable to JPMCB as Administrator. The Administrator, Advisor, and Distributor have contractually agreed to reimburse the Funds to the extent that total operating expenses (excluding interest, taxes, extraordinary expenses and expenses related to the deferred compensation plan) exceed the percentages of their respective average daily net assets as shown in the table below (%):

                              CLASS A   CLASS B   CLASS C   INSTITUTIONAL   SELECT
FUND
CBF                              0.60       n/a       n/a            0.50     0.65
ITFI                             0.75      1.50      1.50            0.50     0.66
NJTFI                            1.00      1.50       n/a             n/a     0.75
NYTFI                            0.75      1.55      1.55            0.50     0.72
TFI                              0.75      1.64       n/a             n/a     0.75

The contractual expense limitation agreements were in effect for the year ended August 31, 2004 for the Funds. The expense limitation percentages in the table above are due to expire December 31, 2006.

The Administrator waived fees and/or reimbursed expenses as outlined in Note
3.F.

On August 19, 2004, the Board of Trustees approved management's proposal to enter into an Administration Agreement with One Group Administrative Services, Inc., ("OGA") an indirect wholly-owned subsidiary of JPMorgan Chase & Co. The foregoing change in the service provider is expected to occur effective February 19, 2005.

The Administrative fees charged to the Funds will be subject to the same fee structure as those paid to the current Administrator.

JPMCB will begin to provide sub-administrative services to the Funds in 2005. For such services, JPMCB will receive a portion of the fees payable to OGA as Administrator.

F. WAIVERS AND REIMBURSEMENTS -- For the year ended August 31, 2004, the Funds' vendors waived fees and the Administrator contractually reimbursed expenses for each of the Funds as follows (amounts in thousands). Neither the funds service providers nor the Administrator expect the Funds to repay any such waived fees and reimbursed expenses in future years.

                                          CONTRACTUAL WAIVERS
                              -------------------------------------------
                                               SHAREHOLDER                                CONTRACTUAL
                              ADMINISTRATION     SERVICING   DISTRIBUTION     TOTAL    REIMBURSEMENTS
CBF                           $          157   $       150   $         50   $    357   $           --
ITFI                                   1,108            99              1      1,208               23
NJTFI                                      8           118             --        126               22
NYTFI                                     52           426            233        711               --
TFI                                       --            85            125        210               --
Total                         $        1,325   $       878   $        409   $  2,612   $           45

G. OTHER -- Certain officers of the Trust(s) are officers of JP Morgan Chase & Co. or of BISYS or their subsidiaries.

During the period, certain Funds may have purchased securities from an underwriting syndicate in which the principal underwriter or members of the syndicate were affiliated with the Advisor.

The Funds may use related party broker/dealers. For the year ended August 31, 2004, there were no brokerage commissions with broker/dealers affiliated with JPMCB.

The SEC has granted an exemptive order permitting each fund to engage in principal transactions with J.P. Morgan Securities Inc., an affiliated broker, involving taxable money market instruments subject to certain conditions.

4. CLASS SPECIFIC EXPENSES

The Funds' class specific expenses for the year ended August 31, 2004 are as follows (amounts in thousands):

                              SHAREHOLDER
                                SERVICING    DISTRIBUTION    TRANSFER AGENT
CBF
Class A                       $        50    $         50    $           25
Institutional                          81              --                15
Select                                 88              --                19
---------------------------------------------------------------------------
Total                         $       219    $         50    $           59
---------------------------------------------------------------------------

ITFI
Class A                       $         1    $          1    $           18
Class B                                --^             --^                1
Class C                                --^             --^                5
Institutional                         428              --                33
Select                              2,808              --                58
---------------------------------------------------------------------------
Total                         $     3,237    $          1    $          115
---------------------------------------------------------------------------

NJTFI
Class A                       $         4    $          4    $           15
Class B                                 2               6                 9
Select                                171              --                13
---------------------------------------------------------------------------
Total                         $       177    $         10    $           37
---------------------------------------------------------------------------

NYTFI
Class A                       $       233    $        233    $          109
Class B                                61             181                28
Class C                                 5              16                 3
Institutional                         201              --                20
Select                              1,009              --                35
---------------------------------------------------------------------------
Total                         $     1,509    $        430    $          195
---------------------------------------------------------------------------

TFI
Class A                       $       125    $        125    $           88
Class B                                13              39                 9
Select                              1,594              --                10
---------------------------------------------------------------------------
Total                         $     1,732    $        164    $          107
---------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

5. CLASS SPECIFIC DISTRIBUTIONS

The Funds' class specific distributions from net investment income and realized gain on investment transactions for the years ended August 31, 2004 and August 31, 2003 are as follows (amounts in thousands):

                                      YEAR ENDED 8/31/04                  YEAR ENDED 8/31/03
                              ---------------------------------   ---------------------------------
                                            NET                                 NET
                              INVESTMENT INCOME   REALIZED GAIN   INVESTMENT INCOME   REALIZED GAIN
CBF
Class A                       $             698   $         454   $             819   $          87
Institutional                             2,941           1,893               4,961             605
Select                                    1,225             771               1,491            172
---------------------------------------------------------------------------------------------------
Total                         $           4,864   $       3,118   $           7,271   $         864
---------------------------------------------------------------------------------------------------

ITFI
Class A                       $               8   $          --   $              --   $          --
Class B                                      --^             --                  --              --
Class C                                       1              --                  --              --
Institutional                            16,465           3,309   $          21,900   $       3,975
Select                                   41,589           8,159              44,247           7,622
---------------------------------------------------------------------------------------------------
Total                         $          58,063   $      11,468   $          66,147   $      11,597
---------------------------------------------------------------------------------------------------

NJTFI
Class A                       $              41   $          58   $              22   $           3
Class B                                      19              27                  10               1
Select                                    2,103           2,224               2,624           1,339
---------------------------------------------------------------------------------------------------
Total                         $           2,163   $       2,309   $           2,656   $       1,343
---------------------------------------------------------------------------------------------------

NYTFI
Class A                       $           3,067   $       1,288   $           3,558   $          25
Class B                                     606             357                 631               6
Class C                                      55              31                  11              --
Institutional                             7,149           3,163              10,346              70
Select                                   13,456           5,894              16,141             111
---------------------------------------------------------------------------------------------------
Total                         $          24,333   $      10,733   $          30,687   $         212
---------------------------------------------------------------------------------------------------

TFI
Class A                       $           1,922   $         674   $           2,396   $         462
Class B                                     156              75                 180              42
Select                                   24,545           9,016              30,152           5,824
---------------------------------------------------------------------------------------------------
Total                         $          26,623   $       9,765   $          32,728   $       6,328
---------------------------------------------------------------------------------------------------

^ Amount rounds to less than one thousand.

6. INVESTMENT TRANSACTIONS

For the year ended August 31, 2004, purchases and sales of investments (excluding short-term investments) were as follows (amounts in thousands):

                                    PURCHASES             SALES     PURCHASES        SALES
                              (EXCLUDING U.S.   (EXCLUDING U.S.       OF U.S.      OF U.S.
                                  GOVERNMENT)       GOVERNMENT)    GOVERNMENT   GOVERNMENT
CBF                           $        52,806   $        93,985   $     4,093   $    4,166
ITFI                                  984,776         1,199,034            --           --
NJTFI                                  36,817            47,420            --           --
NYTFI                                 206,940           313,195            --           --
TFI                                   312,420           417,076            --           --

7. FEDERAL INCOME TAX MATTERS

For Federal income tax purposes, the cost and unrealized appreciation(depreciation) in value of the investment securities at August 31, 2004, are as follows (amounts in thousands):

                                                          GROSS          GROSS   NET UNREALIZED
                                    AGGREGATE        UNREALIZED     UNREALIZED     APPRECIATION
                                         COST      APPRECIATION   DEPRECIATION   (DEPRECIATION)
CBF                           $       125,271   $         7,537   $         (1)  $        7,536
ITFI                                1,424,411            92,216           (647)          91,569
NJTFI                                  64,560             3,101            (82)           3,019
NYTFI                                 636,489            37,281           (804)          36,477
TFI                                   641,667            41,149            (64)          41,085

The tax characters of distributions paid during the years ended August 31, 2004 and August 31, 2003 were as follows (amounts in thousands):

                              TAX EXEMPT   ORDINARY      LONG-TERM           TOTAL
                                  INCOME     INCOME   CAPITAL GAIN   DISTRIBUTIONS
YEAR ENDED
AUGUST 31, 2004
CBF                           $    4,857   $    449   $      2,676   $       7,982
ITFI                              58,037      2,894          8,600          69,531
NJTFI                              2,143         87          2,242           4,472
NYTFI                             24,258        626         10,182          35,066
TFI                               26,610      1,602          8,176          36,388

                              TAX EXEMPT   ORDINARY      LONG-TERM           TOTAL
                                  INCOME     INCOME   CAPITAL GAIN   DISTRIBUTIONS
YEAR ENDED
AUGUST 31, 2003
CBF                           $    7,232   $    410   $        493   $       8,135
ITFI                              65,928      6,432          5,384          77,744
NJTFI                              2,652        469            878           3,999
NYTFI                             30,645         42            212          30,899
TFI                               32,626      3,265          3,165          39,056

At August 31, 2004, the components of net assets (excluding paid in capital) on a tax basis were as follows (amounts in thousands):

                                                   CBF         ITFI        NJTFI
Current distributable tax exempt income      $     182    $   3,602    $     174
Current distributable ordinary income            1,939           --          295
Plus/Less: cumulative timing differences          (268)      (3,862)        (174)
Undistributed ordinary income or
overdistribution of ordinary income          $   1,853    $    (260)   $     295
Current distributable long-term capital
gain or tax basis capital loss carryover     $      --    $   3,561    $     538
Plus/Less: cumulative timing differences        (1,020)          --           --
Undistributed long-term gains/
accumulated capital loss                        (1,020)       3,561          538
Unrealized appreciation (depreciation)       $   7,536    $  91,589    $   3,020

                                                              NYTFI          TFI
Current distributable tax exempt income                   $   1,138    $   1,711
Current distributable ordinary income                         1,233        1,023
Plus/Less: cumulative timing differences                     (1,218)      (1,887)
Undistributed ordinary income or
overdistribution of ordinary income                       $   1,153    $     847
Current distributable long-term capital
gain or tax basis capital loss carryover                  $   7,990    $   9,662
Plus/Less: cumulative timing differences                         --           --
Undistributed long-term gains/
accumulated capital loss                                      7,990        9,662
Unrealized appreciation (depreciation)                    $  36,477    $  40,642

For the Funds, the differences between book and tax basis unrealized appreciation (depreciation) are primarily attributable to mark to market of futures. The cumulative timing difference account primarily consists of dividends payable, and deferred compensation, except the California Bond Fund where the difference account primarily consists of dividends payable, deferred compensation, and post-October loss deferrals.

Capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The California Bond Fund incurred $1,020 in post-October realized losses (amount in thousands).

8. BANK BORROWINGS

Pursuant to a Line of Credit Agreement, dated April 17, 2003, the Funds may borrow money for temporary or emergency purposes. The Funds have entered into the agreement, enabling them to participate with other JPMorgan Funds in a line of credit with JPMCB, as administrative agent, and with a syndicate of banks, which permits borrowings up to $250 million, collectively. Interest is charged to each Fund based on its borrowings at an annual rate equal to the sum of the Federal Funds Rate plus 0.50%. The Funds also pay a commitment fee of 0.09% per annum on the average daily amount of the available commitment, which is allocated on a pro-rata basis to the Funds. The commitment fee is included in Other expenses on the Statement of Operations. This agreement expired on April 15, 2004, and has been extended to April 14, 2005.

The Funds had no borrowings outstanding at August 31, 2004, nor at anytime during the year then ended.

9. CONCENTRATIONS AND INDEMNIFICATIONS

The ability of the issuers of debt, asset-backed and mortgage-backed securities, along with counterparties to swap agreements, to meet their obligations may be affected by the economic and political developments in a specific industry or region. The value of asset-backed and mortgage-backed securities can be significantly affected by changes in interest rates or rapid principal payments including prepayments.

From time to time, the Funds may have a concentration of several shareholders which may be a related party, holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Funds.

The Funds invest substantially all of their assets in a diversified portfolio of debt obligations issued by states, territories and possessions of the United States and by the District of Columbia, and by their political subdivisions and duly constituted authorities. CBF, NJTFI and NYTFI primarily invest in issuers in the States of California, New Jersey and New York, respectively. TFI invested approximately 19.4% of its net assets in issuers in New York State. The issuer's abilities to meet their obligations may be affected by economic or political developments in a specific state or region.

In the normal course of business, the Funds enter into contracts that contain a variety of representations which provide general indemnifications. Each Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against each Fund that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

10. CORPORATE EVENT

On May 25, 2004, J.P. Morgan Chase & Co. and Bank One Corp. announced that, at separate meetings, their respective shareholders had approved the merger of the two companies. The companies completed the merger of their holding companies on July 1, 2004. Effective July 20, 2004, the name of the holding company changed to JPMorgan Chase &Co. Effective November 15, 2004, the name of the bank will change to JPMorgan Chase Bank, National Association.

11. CAPITAL SHARE TRANSACTIONS

Capital share transactions were as follows for the periods presented (Amounts in thousands):

                                                         CALIFORNIA BOND FUND
                                                  ----------------------------------
                                                       YEAR ENDED         YEAR ENDED
                                                  AUGUST 31, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                   $         1,783    $         4,386
    Shares issued in reinvestment
    of distributions                                          572                448
    Shares redeemed                                        (6,954)            (5,714)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $        (4,599)   $          (880)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                               165                401
    Shares issued in reinvestment
    of distributions                                           53                 41
    Shares redeemed                                          (649)              (516)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (431)               (74)
------------------------------------------------------------------------------------

INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                   $         9,521    $        32,544
    Shares issued in reinvestment
    of distributions                                        1,860              1,830
    Shares redeemed                                       (46,861)           (73,815)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $       (35,480)   $       (39,441)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                               898              2,989
    Shares issued in reinvestment
    of distributions                                          175                168
    Shares redeemed                                        (4,377)            (6,788)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (3,304)            (3,631)
------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                   $        13,425    $        12,521
    Shares issued in reinvestment
    of distributions                                          814                730
    Shares redeemed                                       (10,193)           (21,864)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $         4,046    $        (8,613)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                             1,257              1,130
    Shares issued in reinvestment
    of distributions                                           75                 66
    Shares redeemed                                          (946)            (1,980)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        386               (784)
------------------------------------------------------------------------------------

                                                               INTERMEDIATE TAX FREE
                                                                         INCOME FUND
                                                               ---------------------
                                                                          YEAR ENDED
                                                                     AUGUST 31, 2004
CLASS A SHARES*
AMOUNT
    Shares sold                                                $                 778
    Shares issued in reinvestment
    of distributions                                                               8
    Shares redeemed                                                              (64)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $                 722
------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                   70
    Shares issued in reinvestment
    of distributions                                                               1
    Shares redeemed                                                               (6)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                            65
------------------------------------------------------------------------------------

CLASS B SHARES*
AMOUNT
    Shares sold                                                $                  22
    Shares issued in reinvestment
    of distributions                                                              --^
    Shares redeemed                                                               --
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $                  22
------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                    2
    Shares issued in reinvestment
    of distributions                                                              --^
    Shares redeemed                                                               --
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                             2
------------------------------------------------------------------------------------

CLASS C SHARES*
AMOUNT
    Shares sold                                                $                  82
    Shares issued in reinvestment
    of distributions                                                               1
    Shares redeemed                                                               --
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         $                  83
------------------------------------------------------------------------------------
SHARES
    Shares sold                                                                    7
    Shares issued in reinvestment
    of distributions                                                              --^
    Shares redeemed                                                               --
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                                             7
------------------------------------------------------------------------------------

* Commencement of offering of class of shares on December 31, 2003. ^ Amounts rounds to less than one thousand

                                       INTERMEDIATE TAX FREE INCOME FUND (CONTINUED)
                                       ---------------------------------------------
                                                       YEAR ENDED         YEAR ENDED
                                                  AUGUST 31, 2004    AUGUST 31, 2003
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                   $        66,252    $       135,433
    Subscription in-kind                                      512                 --
    Shares issued in reinvestment
    of distributions                                        7,558              9,531
    Shares redeemed                                      (176,652)          (293,878)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $      (102,330)   $      (148,914)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                             6,052             12,144
    Subscription in-kind                                       46                 --
    Shares issued in reinvestment
    of distributions                                          685                856
    Shares redeemed                                       (16,038)           (26,319)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (9,255)           (13,319)
------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                   $       151,252    $       368,766
    Subscription in-kind                                       --                 --
    Shares issued in reinvestment
    of distributions                                       14,722             16,184
    Shares redeemed                                      (229,098)          (356,618)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $       (63,124)   $        28,332
------------------------------------------------------------------------------------
SHARES
    Shares sold                                            13,750             33,010
    Subscription in-kind                                       --                 --
    Shares issued in reinvestment
    of distributions                                        1,334              1,457
    Shares redeemed                                       (20,767)           (31,918)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                     (5,683)             2,549
------------------------------------------------------------------------------------

                                                   NEW JERSEY TAX FREE INCOME FUND
                                                  ----------------------------------
                                                       YEAR ENDED         YEAR ENDED
                                                  AUGUST 31, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                   $           209    $         1,811
    Shares issued in reinvestment
    of distributions                                           82                 22
    Shares redeemed                                          (924)               (23)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $          (633)   $         1,810
------------------------------------------------------------------------------------
SHARES
    Shares sold                                                21                175
    Shares issued in reinvestment
    of distributions                                            8                  2
    Shares redeemed                                           (91)                (2)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                        (62)               175
------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                   $           192    $           839
    Shares issued in reinvestment
    of distributions                                           31                  9
    Shares redeemed                                          (235)               (88)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $           (12)   $           760
------------------------------------------------------------------------------------
SHARES
    Shares sold                                                19                 82
    Shares issued in reinvestment
    of distributions                                            3                  1
    Shares redeemed                                           (23)                (9)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         (1)                74
------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                   $         2,791    $         5,191
    Shares issued in reinvestment
    of distributions                                        2,026              1,186
    Shares redeemed                                       (12,255)           (14,969)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $        (7,438)   $        (8,592)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                               276                504
    Shares issued in reinvestment
    of distributions                                          202                117
    Shares redeemed                                        (1,212)            (1,453)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (734)              (832)
------------------------------------------------------------------------------------

                                           NEW YORK INTERMEDIATE TAX FREE INCOME FUND
                                           ------------------------------------------
                                                       YEAR ENDED          YEAR ENDED
                                                  AUGUST 31, 2004     AUGUST 31, 2003^
CLASS A SHARES
AMOUNT
    Shares sold                                   $        30,340    $         26,999
    Shares issued in reinvestment
    of distributions                                        3,582               2,726
    Shares redeemed                                       (37,421)            (47,172)
-------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $        (3,499)   $        (17,447)
-------------------------------------------------------------------------------------
SHARES
    Shares sold                                             4,074               3,598
    Shares issued in reinvestment
    of distributions                                          484                 364
    Shares redeemed                                        (5,079)             (6,318)
-------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (521)             (2,356)
-------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                   $         1,662    $          7,435
    Shares issued in reinvestment
    of distributions                                          661                 428
    Shares redeemed                                        (4,539)             (3,541)
-------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $        (2,216)   $          4,322
-------------------------------------------------------------------------------------
SHARES
    Shares sold                                               223                 988
    Shares issued in reinvestment
    of distributions                                           89                  57
    Shares redeemed                                          (617)               (471)
-------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (305)                574
-------------------------------------------------------------------------------------

CLASS C SHARES
AMOUNT
    Shares sold                                   $           837    $          1,937
    Shares issued in reinvestment
    of distributions                                           74                  10
    Shares redeemed                                          (784)                (93)
-------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $           127    $          1,854
-------------------------------------------------------------------------------------
SHARES
    Shares sold                                               112                 257
    Shares issued in reinvestment
    of distributions                                           10                   1
    Shares redeemed                                          (108)                (13)
-------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                         14                 245
-------------------------------------------------------------------------------------

^ For Class C shares, from commencement of offering on January 31, 2003.

                                      NEW YORK INTERMEDIATE TAX FREE INCOME FUND (CONTINUED)
                                      ------------------------------------------------------
                                                               YEAR ENDED         YEAR ENDED
                                                          AUGUST 31, 2004   AUGUST 31, 2003^
INSTITUTIONAL SHARES
AMOUNT
    Shares sold                                           $        17,319    $        28,180
    Shares issued in reinvestment
    of distributions                                                4,492              4,650
    Shares redeemed                                               (77,985)           (98,854)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                    $       (56,174)   $       (66,024)
--------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                     2,321              3,755
    Shares issued in reinvestment
    of distributions                                                  606                620
    Shares redeemed                                               (10,526)           (13,177)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                             (7,599)            (8,802)
--------------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                           $        54,532    $        78,597
    Shares issued in reinvestment
    of distributions                                                7,446              4,113
    Shares redeemed                                               (81,285)          (140,893)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                    $       (19,307)   $       (58,183)
--------------------------------------------------------------------------------------------
SHARES
    Shares sold                                                     7,371             10,472
    Shares issued in reinvestment
    of distributions                                                1,005                549
    Shares redeemed                                               (10,985)           (18,786)
--------------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                             (2,609)            (7,765)
--------------------------------------------------------------------------------------------

^ For Class C shares, from commencement of offering on January 31, 2003.

                                                         TAX FREE INCOME FUND
                                                  ----------------------------------
                                                       YEAR ENDED         YEAR ENDED
                                                  AUGUST 31, 2004    AUGUST 31, 2003
CLASS A SHARES
AMOUNT
    Shares sold                                   $        24,637    $        97,661
    Shares issued in reinvestment
    of distributions                                        1,989              2,131
    Shares redeemed                                       (27,592)          (107,439)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $          (966)   $        (7,647)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                             3,785             14,710
    Shares issued in reinvestment
    of distributions                                          303                321
    Shares redeemed                                        (4,198)           (16,156)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (110)            (1,125)
------------------------------------------------------------------------------------

CLASS B SHARES
AMOUNT
    Shares sold                                   $           170    $         1,104
    Shares issued in reinvestment
    of distributions                                          160                144
    Shares redeemed                                        (1,424)            (1,632)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $        (1,094)   $          (384)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                                26                165
    Shares issued in reinvestment
    of distributions                                           25                 22
    Shares redeemed                                          (218)              (246)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                       (167)               (59)
------------------------------------------------------------------------------------

SELECT SHARES
AMOUNT
    Shares sold                                   $        33,408    $        24,525
    Shares issued in reinvestment
    of distributions                                        8,521              5,617
    Shares redeemed                                      (114,136)          (144,780)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                            $       (72,207)   $      (114,638)
------------------------------------------------------------------------------------
SHARES
    Shares sold                                             5,113              3,681
    Shares issued in reinvestment
    of distributions                                        1,301                855
    Shares redeemed                                       (17,477)           (21,767)
------------------------------------------------------------------------------------
    Net increase (decrease) in Fund
    shares outstanding                                    (11,063)           (17,231)
------------------------------------------------------------------------------------

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

JPMORGAN FUNDS

FINANCIAL HIGHLIGHTS

CLASS A SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                                  ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/04                $   10.80         0.37           0.22          0.59         0.38            0.24            0.62
Year Ended 8/31/03                $   11.07         0.39          (0.22)         0.17         0.40            0.04            0.44
9/10/01* Through 8/31/02          $   10.90         0.40           0.17          0.57         0.40              --            0.40

INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04         $   11.10         0.27@          0.01          0.28         0.27              --            0.27

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/04                $   10.07         0.28           0.29          0.57         0.28            0.32            0.60
Year Ended 8/31/03                $   10.36         0.30          (0.10)         0.20         0.32            0.17            0.49
4/1/02* Through 8/31/02           $    9.84         0.12           0.53          0.65         0.13              --            0.13

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $    7.35         0.25           0.15          0.40         0.24            0.11            0.35
Year Ended 8/31/03                $    7.45         0.26@         (0.10)         0.16         0.26              --!           0.26
Year Ended 8/31/02                $    7.37         0.26@          0.10          0.36         0.27            0.01            0.28
2/16/01* Through 8/31/01          $    7.22         0.15           0.15          0.30         0.15              --            0.15

TAX FREE INCOME FUND
Year Ended 8/31/04                $    6.49         0.25@          0.18          0.43         0.25            0.09            0.34
Year Ended 8/31/03                $    6.66         0.26@         (0.12)         0.14         0.26            0.05            0.31
Year Ended 8/31/02                $    6.57         0.28@          0.08          0.36         0.27              --            0.27
2/16/01* Through 8/31/01          $    6.44         0.15           0.13          0.28         0.15              --            0.15

 * Commencement of offering of class of shares.
 @ Calculated based upon average shares outstanding.
 ! Rounds to less than .005.
!! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                     PER SHARE OPERATING
                                         PERFORMANCE:                            RATIOS/SUPPLEMENTAL DATA:
                                  --------------------------    --------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                                ----------------------------------------------
                                                                  NET ASSETS,                      NET                EXPENSES
                                   NET ASSET                           END OF               INVESTMENT        WITHOUT WAIVERS,
                                  VALUE, END     TOTAL                 PERIOD        NET        INCOME          REIMBURSEMENTS
                                   OF PERIOD    RETURN (1)(a)   (IN MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS
CALIFORNIA BOND FUND
Year Ended 8/31/04                $    10.77     5.62%          $          17      0.60%         3.47%                   1.19%
Year Ended 8/31/03                $    10.80     1.51%          $          22      0.60%         3.56%                   1.16%
9/10/01* Through 8/31/02          $    11.07     5.33%          $          23      0.60%         3.70%                   1.23%

INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04         $    11.11     2.55%          $           1      0.73%         3.52%                   9.03%

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/04                $    10.04     5.87%          $           1      1.00%         2.89%                   2.22%
Year Ended 8/31/03                $    10.07     1.92%          $           2      1.00%         2.87%                   3.13%
4/1/02* Through 8/31/02           $    10.36     6.67%                     --(b)   1.00%         3.16%                  33.81%!!

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $     7.40     5.57%          $          85      0.75%         3.32%                   1.12%
Year Ended 8/31/03                $     7.35     2.15%          $          88      0.75%         3.45%                   1.07%
Year Ended 8/31/02                $     7.45     5.06%          $         107      0.75%         3.58%                   1.09%
2/16/01* Through 8/31/01          $     7.37     4.26%          $         117      0.75%         4.10%                   1.21%

TAX FREE INCOME FUND
Year Ended 8/31/04                $     6.58     6.81%          $          52      0.75%         3.84%                   1.17%
Year Ended 8/31/03                $     6.49     2.15%          $          52      0.75%         3.94%                   1.14%
Year Ended 8/31/02                $     6.66     5.64%          $          61      0.75%         4.21%                   1.15%
2/16/01* Through 8/31/01          $     6.57     4.46%          $          59      0.75%         4.55%                   1.23%

                                       RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------------------
                                    RATIOS TO AVERAGE
                                      NET ASSETS: #
                                  --------------------
                                        NET INVESTMENT
                                                INCOME
                                      WITHOUT WAIVERS,     PORTFOLIO
                                        REIMBURSEMENTS      TURNOVER
                                  AND EARNINGS CREDITS          RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/04                                2.88%           43%
Year Ended 8/31/03                                3.00%           49%
9/10/01* Through 8/31/02                          3.07%           65%

INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04                        (4.78%)          65%

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/04                                1.67%           54%
Year Ended 8/31/03                                0.74%           59%
4/1/02* Through 8/31/02                         (29.67%)!!        75%

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                                2.95%           30%
Year Ended 8/31/03                                3.13%           38%
Year Ended 8/31/02                                3.24%           75%
2/16/01* Through 8/31/01                          3.64%           33%

TAX FREE INCOME FUND
Year Ended 8/31/04                                3.42%           47%
Year Ended 8/31/03                                3.55%           36%
Year Ended 8/31/02                                3.81%           94%
2/16/01* Through 8/31/01                          4.07%           57%

(a) Not annualized for periods less than one year.
(b) Amount rounds to less than one million.
(1) Total returns figures do not include the effects of any front-end sales load.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS B SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                                  ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04         $   11.10         0.21@         (0.12)         0.09         0.21              --            0.21

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/04                $   10.04         0.24           0.26          0.50         0.23            0.32            0.55
Year Ended 8/31/03                $   10.34         0.26          (0.12)         0.14         0.27            0.17            0.44
4/1/02* Through 8/31/02           $    9.84         0.11           0.50          0.61         0.11              --            0.11

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $    7.36         0.20           0.15          0.35         0.19            0.11            0.30
Year Ended 8/31/03                $    7.46         0.20@         (0.10)         0.10         0.20              --!           0.20
Year Ended 8/31/02                $    7.38         0.21@          0.08          0.29         0.20            0.01            0.21
2/16/01* Through 8/31/01          $    7.22         0.12           0.16          0.28         0.12              --            0.12

TAX FREE INCOME FUND
Year Ended 8/31/04                $    6.50         0.19@          0.19          0.38         0.20            0.09            0.29
Year Ended 8/31/03                $    6.68         0.20@         (0.12)         0.08         0.21            0.05            0.26
Year Ended 8/31/02                $    6.58         0.25@          0.05          0.30         0.20              --            0.20
2/16/01* Through 8/31/01          $    6.44         0.12           0.14          0.26         0.12              --            0.12

 * Commencement of offering of class of shares.
 @ Calculated based upon average shares outstanding.
 ! Rounds to less than .005.
!! Due to the size of net assets and fixed expenses, ratios may appear disproportionate with other classes.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                     PER SHARE OPERATING
                                         PERFORMANCE:                            RATIOS/SUPPLEMENTAL DATA:
                                  --------------------------    --------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                                ----------------------------------------------
                                                                  NET ASSETS,                      NET                EXPENSES
                                   NET ASSET                           END OF               INVESTMENT        WITHOUT WAIVERS,
                                  VALUE, END     TOTAL                 PERIOD        NET        INCOME          REIMBURSEMENTS
                                   OF PERIOD    RETURN (1)(a)   (IN MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS
INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04         $    10.98     0.85%          $          --(b)   1.50%         2.86%                  13.40%

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/04                $     9.99     5.14%          $           1      1.50%         2.38%                   2.75%
Year Ended 8/31/03                $    10.04     1.31%          $           1      1.50%         2.44%                   4.96%
4/1/02* Through 8/31/02           $    10.34     6.20%          $          --(b)   1.50%         2.72%                  36.90%!!

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $     7.41     4.73%          $          23      1.55%         2.52%                   1.62%
Year Ended 8/31/03                $     7.36     1.34%          $          25      1.55%         2.64%                   1.57%
Year Ended 8/31/02                $     7.46     4.08%          $          21      1.57%         2.74%                   1.59%
2/16/01* Through 8/31/01          $     7.38     3.91%          $          12      1.64%         3.21%                   1.72%

TAX FREE INCOME FUND
Year Ended 8/31/04                $     6.59     5.88%          $           5      1.64%         2.96%                   1.67%
Year Ended 8/31/03                $     6.50     1.11%          $           6      1.64%         3.04%                   1.64%
Year Ended 8/31/02                $     6.68     4.69%          $           6      1.64%         3.31%                   1.65%
2/16/01* Through 8/31/01          $     6.58     4.13%          $           7      1.64%         3.66%                   1.74%

                                       RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------------------
                                    RATIOS TO AVERAGE
                                      NET ASSETS: #
                                  --------------------
                                        NET INVESTMENT
                                                INCOME
                                      WITHOUT WAIVERS,     PORTFOLIO
                                        REIMBURSEMENTS      TURNOVER
                                  AND EARNINGS CREDITS          RATE (a)
INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04                        (9.04%)          65%

NEW JERSEY TAX FREE INCOME FUND
Year Ended 8/31/04                                1.13%           54%
Year Ended 8/31/03                               (1.02%)          59%
4/1/02* Through 8/31/02                         (32.68%)!!        75%

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                                2.45%           30%
Year Ended 8/31/03                                2.62%           38%
Year Ended 8/31/02                                2.72%           75%
2/16/01* Through 8/31/01                          3.13%           33%

TAX FREE INCOME FUND
Year Ended 8/31/04                                2.93%           47%
Year Ended 8/31/03                                3.04%           36%
Year Ended 8/31/02                                3.30%           94%
2/16/01* Through 8/31/01                          3.56%           57%

(a) Not annualized for periods less than one year.
(b) Amount rounds to less than one million.
(1) Total return figures do not include the effect of any deferred sales loads. # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

CLASS C SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                                  ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04         $   11.10         0.21@         (0.09)         0.12         0.21              --            0.21

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $    7.36         0.19           0.16          0.35         0.19            0.11            0.30
1/31/03* Ended 8/31/03            $    7.46         0.10@         (0.09)         0.01         0.11              --!           0.11

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
  ! Rounds to less than .005.
(a) Not annualized for periods less than one year.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                     PER SHARE OPERATING
                                         PERFORMANCE:                            RATIOS/SUPPLEMENTAL DATA:
                                  --------------------------    --------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                                ----------------------------------------------
                                                                  NET ASSETS,                      NET                EXPENSES
                                   NET ASSET                           END OF               INVESTMENT        WITHOUT WAIVERS,
                                  VALUE, END     TOTAL                 PERIOD        NET        INCOME          REIMBURSEMENTS
                                   OF PERIOD    RETURN (1)(a)   (IN MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS
INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04         $    11.01      1.13%         $          --(b)    1.50%         2.83%                  14.81%

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $     7.41      4.73%         $           2       1.55%         2.52%                   1.61%
1/31/03* Ended 8/31/03            $     7.36      0.17%         $           2       1.55%         2.40%                   1.57%

                                       RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------------------
                                    RATIOS TO AVERAGE
                                      NET ASSETS: #
                                  --------------------
                                        NET INVESTMENT
                                                INCOME
                                      WITHOUT WAIVERS,     PORTFOLIO
                                        REIMBURSEMENTS      TURNOVER
                                  AND EARNINGS CREDITS          RATE (a)
INTERMEDIATE TAX FREE
INCOME FUND
12/31/03* Through 8/31/04                      (10.48%)           65%

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                               2.46%            30%
1/31/03* Ended 8/31/03                           2.38%            38%

(b) Amount rounds to less than one million.
(1) Total return figures do not include the effect of any deferred sales loads. # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                                  ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/04                $   10.64         0.39           0.21          0.60         0.39            0.24            0.63
Year Ended 8/31/03                $   10.90         0.41          (0.23)         0.18         0.40            0.04            0.44
Year Ended 8/31/02                $   10.73         0.42           0.16          0.58         0.41              --            0.41
5/1/01 Through 8/31/01(d)         $   10.36         0.14           0.40          0.54         0.14            0.03            0.17
Year Ended 4/30/01                $   10.03         0.46           0.33          0.79         0.46              --            0.46
Year Ended 4/30/00                $   10.40         0.42          (0.36)         0.06         0.42            0.01            0.43

INTERMEDIATE TAX FREE
INCOME FUND
Year Ended 8/31/04                $   10.93         0.43@          0.14          0.57         0.43            0.08            0.51
Year Ended 8/31/03                $   11.15         0.43          (0.15)         0.28         0.43            0.07            0.50
9/10/01* Through 8/31/02          $   10.94         0.44           0.25          0.69         0.44            0.04            0.48

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $    7.36         0.26           0.16          0.42         0.26            0.11            0.37
Year Ended 8/31/03                $    7.46         0.28@         (0.10)         0.18         0.28              --!           0.28
9/10/01* Through 8/31/02          $    7.33         0.27@          0.15          0.42         0.28            0.01            0.29

  * Commencement of offering of class of shares.
  @ Calculated based upon average shares outstanding.
(a) Not annualized for periods less than one year.
  ! Rounds to less than .005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                     PER SHARE OPERATING
                                         PERFORMANCE:                            RATIOS/SUPPLEMENTAL DATA:
                                  --------------------------    --------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                                ----------------------------------------------
                                                                  NET ASSETS,                      NET                EXPENSES
                                   NET ASSET                           END OF               INVESTMENT        WITHOUT WAIVERS,
                                  VALUE, END     TOTAL                 PERIOD        NET        INCOME          REIMBURSEMENTS
                                   OF PERIOD    RETURN (1)(a)   (IN MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS
CALIFORNIA BOND FUND
Year Ended 8/31/04                $    10.61     5.76%          $          72       0.50%         3.62%                   0.70%
Year Ended 8/31/03                $    10.64     1.67%          $         107       0.50%         3.72%                   0.66%
Year Ended 8/31/02                $    10.90     5.57%          $         149       0.50%         3.84%                   0.71%
5/1/01 Through 8/31/01(d)         $    10.73     5.31%          $         137       0.50%         3.99%                   0.59%
Year Ended 4/30/01                $    10.36     7.97%          $         126       0.50%         4.40%                   0.59%
Year Ended 4/30/00                $    10.03     0.70%          $          85       0.50%         4.19%                   0.70%

INTERMEDIATE TAX FREE
INCOME FUND
Year Ended 8/31/04                $    10.99     5.26%          $         385       0.50%         3.87%                   0.59%
Year Ended 8/31/03                $    10.93     2.60%          $         484       0.50%         3.89%                   0.59%
9/10/01* Through 8/31/02          $    11.15     6.43%          $         642       0.50%         4.02%                   0.58%

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $     7.41     5.82%          $         174       0.50%         3.57%                   0.61%
Year Ended 8/31/03                $     7.36     2.40%          $         229       0.50%         3.70%                   0.60%
9/10/01* Through 8/31/02          $     7.46     5.89%          $         298       0.50%         3.85%                   0.62%

                                       RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------------------
                                    RATIOS TO AVERAGE
                                      NET ASSETS: #
                                  --------------------
                                        NET INVESTMENT
                                                INCOME
                                      WITHOUT WAIVERS,     PORTFOLIO
                                        REIMBURSEMENTS      TURNOVER
                                  AND EARNINGS CREDITS          RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/04                               3.42%          43%
Year Ended 8/31/03                               3.56%          49%
Year Ended 8/31/02                               3.63%          65%
5/1/01 Through 8/31/01(d)                        3.90%          29%
Year Ended 4/30/01                               4.31%          55%
Year Ended 4/30/00                               3.99%          87%

INTERMEDIATE TAX FREE
INCOME FUND
Year Ended 8/31/04                               3.78%          65%
Year Ended 8/31/03                               3.80%          56%
9/10/01* Through 8/31/02                         3.94%          71%

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                               3.46%          30%
Year Ended 8/31/03                               3.60%          38%
9/10/01* Through 8/31/02                         3.73%          75%

(d) The Fund changed its fiscal year end from April 30 to August 31. # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES

                                                                   PER SHARE OPERATING PERFORMANCE:
                                  ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
CALIFORNIA BOND FUND
Year Ended 8/31/04                $   10.80         0.36           0.22          0.58         0.37            0.24            0.61
Year Ended 8/31/03                $   11.07         0.39          (0.23)         0.16         0.39            0.04            0.43
Year Ended 8/31/02                $   10.91         0.40           0.16          0.56         0.40              --            0.40
5/1/01 Through 8/31/01(d)         $   10.53         0.14           0.41          0.55         0.14            0.03            0.17
Year Ended 4/30/01                $   10.20         0.45           0.33          0.78         0.45              --            0.45
Year Ended 4/30/00                $   10.57         0.41          (0.36)         0.05         0.41            0.01            0.42

INTERMEDIATE TAX FREE
INCOME FUND**
Year Ended 8/31/04                $   10.93         0.41@          0.15          0.56         0.41            0.08            0.49
Year Ended 8/31/03                $   11.15         0.42          (0.15)         0.27         0.42            0.07            0.49
Year Ended 8/31/02                $   10.98         0.43           0.21          0.64         0.43            0.04            0.47
Year Ended 8/31/01                $   10.46         0.44           0.52          0.96         0.44              --            0.44
Year Ended 8/31/00                $   10.42         0.46           0.10          0.56         0.46            0.06            0.52

NEW JERSEY TAX FREE
INCOME FUND*
Year Ended 8/31/04                $   10.09         0.31           0.27          0.58         0.31            0.32            0.63
Year Ended 8/31/03                $   10.34         0.34          (0.08)         0.26         0.34            0.17            0.51
Year Ended 8/31/02                $   10.33         0.37           0.20          0.57         0.37            0.19            0.56
Year Ended 8/31/01                $    9.73         0.42           0.60          1.02         0.42              --            0.42
Year Ended 8/31/00                $    9.61         0.44           0.12          0.56         0.44              --            0.44

 * Formerly Institutional.
** Effective September 10, 2001, the share class was re-named from
   Institutional to Select in connection with the Fund's re-organization. @ Calculated based upon average shares outstanding.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                     PER SHARE OPERATING
                                         PERFORMANCE:                            RATIOS/SUPPLEMENTAL DATA:
                                  --------------------------    --------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                                ----------------------------------------------
                                                                  NET ASSETS,                      NET                EXPENSES
                                   NET ASSET                           END OF               INVESTMENT        WITHOUT WAIVERS,
                                  VALUE, END     TOTAL                 PERIOD        NET        INCOME          REIMBURSEMENTS
                                   OF PERIOD    RETURN (1)(a)   (IN MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS
CALIFORNIA BOND FUND
Year Ended 8/31/04                $    10.77     5.57%          $          40      0.65%         3.42%                   0.88%
Year Ended 8/31/03                $    10.80     1.45%          $          36      0.65%         3.51%                   0.84%
Year Ended 8/31/02                $    11.07     5.31%          $          46      0.65%         3.63%                   0.88%
5/1/01 Through 8/31/01(d)         $    10.91     5.31%          $          31      0.65%         3.84%                   0.78%
Year Ended 4/30/01                $    10.53     7.77%          $          33      0.65%         4.25%                   0.78%
Year Ended 4/30/00                $    10.20     0.60%          $          14      0.65%         3.99%                   0.85%

INTERMEDIATE TAX FREE
INCOME FUND**
Year Ended 8/31/04                $    11.00     5.19%          $       1,104      0.66%         3.71%                   0.73%
Year Ended 8/31/03                $    10.93     2.44%          $       1,159      0.66%         3.73%                   0.74%
Year Ended 8/31/02                $    11.15     5.99%          $       1,155      0.66%         3.88%                   0.74%
Year Ended 8/31/01                $    10.98     9.35%          $         728      0.74%         4.10%                   0.75%
Year Ended 8/31/00                $    10.46     5.54%          $         694      0.57%         4.49%                   0.66%

NEW JERSEY TAX FREE
INCOME FUND*
Year Ended 8/31/04                $    10.04     5.92%          $          65      0.75%         3.12%                   0.93%
Year Ended 8/31/03                $    10.09     2.58%          $          72      0.75%         3.35%                   0.90%
Year Ended 8/31/02                $    10.34     5.82%          $          83      0.75%         3.64%                   0.89%
Year Ended 8/31/01                $    10.33    10.69%          $          82      0.75%         4.18%                   0.93%
Year Ended 8/31/00                $     9.73     6.08%          $          73      0.59%         4.67%                   0.82%

                                       RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------------------
                                    RATIOS TO AVERAGE
                                      NET ASSETS: #
                                  --------------------
                                        NET INVESTMENT
                                                INCOME
                                      WITHOUT WAIVERS,     PORTFOLIO
                                        REIMBURSEMENTS      TURNOVER
                                  AND EARNINGS CREDITS      RATE (a)
CALIFORNIA BOND FUND
Year Ended 8/31/04                               3.19%          43%
Year Ended 8/31/03                               3.32%          49%
Year Ended 8/31/02                               3.40%          65%
5/1/01 Through 8/31/01(d)                        3.71%          29%
Year Ended 4/30/01                               4.12%          55%
Year Ended 4/30/00                               3.79%          87%

INTERMEDIATE TAX FREE
INCOME FUND**
Year Ended 8/31/04                               3.64%          65%
Year Ended 8/31/03                               3.65%          56%
Year Ended 8/31/02                               3.80%          71%
Year Ended 8/31/01                               4.09%          43%
Year Ended 8/31/00                               4.40%          60%

NEW JERSEY TAX FREE
INCOME FUND*
Year Ended 8/31/04                               2.94%          54%
Year Ended 8/31/03                               3.20%          59%
Year Ended 8/31/02                               3.50%          75%
Year Ended 8/31/01                               4.00%          48%
Year Ended 8/31/00                               4.44%          48%

(a) Not annualized for periods less than one year.
(d) The Fund changed its fiscal year end from April 30 to August 31. # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

SELECT SHARES*

                                                                   PER SHARE OPERATING PERFORMANCE:
                                  ------------------------------------------------------------------------------------------------
                                                 INCOME FROM INVESTMENT OPERATIONS:               LESS DISTRIBUTIONS:
                                              ---------------------------------------   ------------------------------------------
                                                              NET GAINS
                                                           OR LOSSES ON
                                  NET ASSET          NET     SECURITIES                  DIVIDENDS
                                     VALUE,   INVESTMENT          (BOTH    TOTAL FROM     FROM NET   DISTRIBUTIONS
                                  BEGINNING       INCOME   REALIZED AND    INVESTMENT   INVESTMENT    FROM CAPITAL           TOTAL
                                  OF PERIOD       (LOSS)    UNREALIZED)    OPERATIONS       INCOME           GAINS   DISTRIBUTIONS
NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $    7.37         0.25           0.16          0.41         0.25            0.11            0.36
Year Ended 8/31/03                $    7.46         0.26@         (0.09)         0.17         0.26              --!           0.26
Year Ended 8/31/02                $    7.38         0.26@          0.09          0.35         0.26            0.01            0.27
Year Ended 8/31/01                $    7.01         0.29           0.37          0.66         0.29              --            0.29
Year Ended 8/31/00                $    6.91         0.31           0.10          0.41         0.31              --            0.31

TAX FREE INCOME FUND
Year Ended 8/31/04                $    6.48         0.25@          0.18          0.43         0.25            0.09            0.34
Year Ended 8/31/03                $    6.65         0.26@         (0.12)         0.14         0.26            0.05            0.31
Year Ended 8/31/02                $    6.57         0.28@          0.08          0.36         0.28              --            0.28
Year Ended 8/31/01                $    6.25         0.29           0.32          0.61         0.29              --            0.29
Year Ended 8/31/00                $    6.19         0.30           0.06          0.36         0.30              --            0.30

* Formerly Institutional.
@ Calculated based upon average shares outstanding.
! Rounds to less than .005.

                                              SEE NOTES TO FINANCIAL STATEMENTS.

                                     PER SHARE OPERATING
                                         PERFORMANCE:                            RATIOS/SUPPLEMENTAL DATA:
                                  --------------------------    --------------------------------------------------------------
                                                                                        RATIOS TO AVERAGE NET ASSETS: #
                                                                                ----------------------------------------------
                                                                  NET ASSETS,                      NET                EXPENSES
                                   NET ASSET                           END OF               INVESTMENT        WITHOUT WAIVERS,
                                  VALUE, END     TOTAL                 PERIOD        NET        INCOME          REIMBURSEMENTS
                                   OF PERIOD    RETURN (1)(a)   (IN MILLIONS)   EXPENSES        (LOSS)    AND EARNINGS CREDITS
NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                $     7.42     5.60%          $         394       0.72%         3.35%                   0.76%
Year Ended 8/31/03                $     7.37     2.32%          $         410       0.72%         3.48%                   0.75%
Year Ended 8/31/02                $     7.46     4.99%          $         474       0.72%         3.63%                   0.76%
Year Ended 8/31/01                $     7.38     9.68%          $         302       0.75%         4.10%                   0.79%
Year Ended 8/31/00                $     7.01     6.13%          $         277       0.58%         4.48%                   0.70%

TAX FREE INCOME FUND
Year Ended 8/31/04                $     6.57     6.82%          $         600       0.74%         3.86%                   0.74%
Year Ended 8/31/03                $     6.48     2.14%          $         663       0.75%         3.95%                   0.75%
Year Ended 8/31/02                $     6.65     5.61%          $         796       0.75%         4.23%                   0.75%
Year Ended 8/31/01                $     6.57    10.00%          $         798       0.74%         4.56%                   0.76%
Year Ended 8/31/00                $     6.25     6.11%          $         753       0.57%         4.98%                   0.66%

                                       RATIOS/SUPPLEMENTAL DATA:
                                  ----------------------------------
                                    RATIOS TO AVERAGE
                                      NET ASSETS: #
                                  --------------------
                                        NET INVESTMENT
                                                INCOME
                                      WITHOUT WAIVERS,     PORTFOLIO
                                        REIMBURSEMENTS      TURNOVER
                                  AND EARNINGS CREDITS          RATE (a)
NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
Year Ended 8/31/04                               3.31%           30%
Year Ended 8/31/03                               3.45%           38%
Year Ended 8/31/02                               3.59%           75%
Year Ended 8/31/01                               4.06%           33%
Year Ended 8/31/00                               4.36%           46%

TAX FREE INCOME FUND
Year Ended 8/31/04                               3.86%           47%
Year Ended 8/31/03                               3.95%           36%
Year Ended 8/31/02                               4.23%           94%
Year Ended 8/31/01                               4.54%           57%
Year Ended 8/31/00                               4.89%           35%

(a) Not annualized for periods less than one year.
  # Short periods have been annualized.

SEE NOTES TO FINANCIAL STATEMENTS.

JPMORGAN FUNDS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


To the Trustees and Shareholders of
J.P. Morgan Series Trust and J.P. Morgan Mutual Fund Select Trust


In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of JPMorgan California Bond Fund (a separate portfolio of J.P. Morgan Series Trust), and JPMorgan Intermediate Tax Free Income Fund, JPMorgan New Jersey Tax Free Income Fund, JPMorgan New York Intermediate Tax Free Income Fund, and JPMorgan Tax Free Income Fund (separate portfolios of J.P. Morgan Mutual Fund Select Trust), (hereafter referred to as the "Funds") at August 31, 2004, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 19, 2004

SCHEDULE OF SHAREHOLDER EXPENSES

Hypothetical $1,000 Investment at Beginning of Period
August 31, 2004
(Unaudited)

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees: and (2) ongoing costs, including investment advisory, administration fees, distribution fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The examples assume that you had a $1,000 investment in the Class at the beginning of the reporting period, March 1, 2004, and continued to hold your shares at the end of the reporting period, August 31, 2004.

ACTUAL EXPENSES

For each Class of each Fund in the table below, the first line provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line of each Class under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of each Class in the table below provides information about hypothetical account values and hypothetical expenses based on the Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Class of the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each Class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher. The examples also assume all dividends and distributions have been reinvested.

                                                                             EXPENSES PAID
                                          BEGINNING             ENDING       DURING PERIOD
                                     ACCOUNT VALUE,     ACCOUNT VALUE,          MARCH 1 TO        ANNUALIZED
                                      MARCH 1, 2004    AUGUST 31, 2004    AUGUST 31, 2004*     EXPENSE RATIO
CALIFORNIA BOND FUND
CLASS A
    Actual period return                  $   1,000          $   1,002           $    3.02              0.60%
    Hypothetical                          $   1,000          $   1,022           $    3.05              0.60%
INSTITUTIONAL
    Actual period return                  $   1,000          $   1,002           $    2.52              0.50%
    Hypothetical                          $   1,000          $   1,022           $    2.54              0.50%
SELECT
    Actual period return                  $   1,000          $   1,001           $    3.27              0.65%
    Hypothetical                          $   1,000          $   1,022           $    3.30              0.65%

INTERMEDIATE TAX FREE
INCOME FUND
CLASS A
    Actual period return                  $   1,000          $   1,008           $    3.79              0.73%
    Hypothetical                          $   1,000          $   1,021           $    3.81              0.73%
CLASS B
    Actual period return                  $   1,000          $     992           $    7.51              1.50%
    Hypothetical                          $   1,000          $   1,017           $    7.61              1.50%
CLASS C
    Actual period return                  $   1,000          $     996           $    7.53              1.50%
    Hypothetical                          $   1,000          $   1,017           $    7.61              1.50%
INSTITUTIONAL
    Actual period return                  $   1,000          $     999           $    2.51              0.50%
    Hypothetical                          $   1,000          $   1,022           $    2.54              0.50%
SELECT
    Actual period return                  $   1,000          $     999           $    3.32              0.66%
    Hypothetical                          $   1,000          $   1,022           $    3.35              0.66%

                                                                             EXPENSES PAID
                                          BEGINNING             ENDING       DURING PERIOD
                                     ACCOUNT VALUE,     ACCOUNT VALUE,          MARCH 1 TO        ANNUALIZED
                                      MARCH 1, 2004    AUGUST 31, 2004    AUGUST 31, 2004*     EXPENSE RATIO
NEW JERSEY TAX FREE INCOME FUND
CLASS A
    Actual period return                  $   1,000          $     996           $    5.02              1.00%
    Hypothetical                          $   1,000          $   1,020           $    5.08              1.00%
CLASS B
    Actual period return                  $   1,000          $     994           $    7.52              1.50%
    Hypothetical                          $   1,000          $   1,017           $    7.61              1.50%
SELECT
    Actual period return                  $   1,000          $     998           $    3.77              0.75%
    Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%

NEW YORK INTERMEDIATE
TAX FREE INCOME FUND
CLASS A
    Actual period return                  $   1,000          $     999           $    3.77              0.75%
    Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%
CLASS B
    Actual period return                  $   1,000          $     994           $    7.77              1.55%
    Hypothetical                          $   1,000          $   1,017           $    7.86              1.55%
CLASS C
    Actual period return                  $   1,000          $     995           $    7.77              1.55%
    Hypothetical                          $   1,000          $   1,017           $    7.86              1.55%
INSTITUTIONAL
    Actual period return                  $   1,000          $     999           $    2.51              0.50%
    Hypothetical                          $   1,000          $   1,022           $    2.54              0.50%
SELECT
    Actual period return                  $   1,000          $     999           $    3.62              0.72%
    Hypothetical                          $   1,000          $   1,021           $    3.66              0.72%

                                                                             EXPENSES PAID
                                          BEGINNING             ENDING       DURING PERIOD
                                     ACCOUNT VALUE,     ACCOUNT VALUE,          MARCH 1 TO        ANNUALIZED
                                      MARCH 1, 2004    AUGUST 31, 2004    AUGUST 31, 2004*     EXPENSE RATIO
TAX FREE INCOME FUND
CLASS A
    Actual period return                  $   1,000          $   1,004           $    3.78              0.75%
    Hypothetical                          $   1,000          $   1,021           $    3.81              0.75%
CLASS B
    Actual period return                  $   1,000          $   1,000           $    8.24              1.64%
    Hypothetical                          $   1,000          $   1,017           $    8.31              1.64%
SELECT
    Actual period return                  $   1,000          $   1,004           $    3.73              0.74%
    Hypothetical                          $   1,000          $   1,021           $    3.76              0.74%

* Expenses are equal to the Class' annualized expense ratio in the table above, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

TRUSTEE AND OFFICER INFORMATION (UNAUDITED)

The following tables contain basic information regarding the Trustees and Officers, respectively, that oversee operations of the Trusts and other investment companies within the JPMorgan Funds complex.

                                                                                        NUMBER OF
                          POSITIONS                                                     PORTFOLIOS IN  OTHER
                          HELD WITH                             PRINCIPAL               JPMORGAN FUND  DIRECTORSHIPS
                          EACH          TERM OF OFFICE          OCCUPATIONS             COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF           DURING PAST             OVERSEEN       JPMORGAN FUND
AND YEAR OF BIRTH         TRUST         TIME SERVED             5 YEARS                 BY TRUSTEE     COMPLEX
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S)

William J. Armstrong;     Trustee       Trustee of Funds that   Retired; Vice           70             None
522 Fifth Avenue,  New                  are a series of JPMST   President and
York, NY 10036;  1941                   since 2001 and Fund     Treasurer of
                                        that are a series of    Ingersoll-Rand
                                        MFST since 1996.        Company
                                                                (manufacturer of
                                                                industrial equipment)
                                                                (1972 - 2000)

Roland R. Eppley, Jr.;    Trustee       Trustee of Funds that   Retired                 70             Director,
522 Fifth Avenue,                       are a series of JPMST                                          Janel Hydro, Inc.
New York, NY 10036;                     since 2001 and Fund                                            (Automotive)
1932                                    that are a series of                                           (1993-present)
                                        MFST since 1996.

Ann Maynard Gray;         Trustee       Since 2001              Vice President of       70             Director of Duke Energy
522 Fifth Avenue,                                               Capital Cities/ABC,                    Corporation (1997-
New York, NY 10036;                                             Inc. (communications)                  present); Director of Elan
1945**                                                          (1986-1998)                            Corporation, Plc
                                                                                                       (pharmaceuticals) (2001-
                                                                                                       present); Director of The
                                                                                                       Phoenix Companies
                                                                                                       (wealth management
                                                                                                       services) (2002-present)

Matthew Healey;           Trustee       Trustee of Funds that   Retired; Chief          70             None
522 Fifth Avenue,                       are a series of JPMST   Executive Officer of
New York, NY 10036;                     since 2001 and Fund     certain J.P. Morgan
1937                                    that are a series of    Fund Trusts
                                        MFST since 1996.        (1982-2001)

Fergus Reid, III;         Trustee and   Trustee of Funds that   Chairman of             70             Trustee of Morgan
522 Fifth Avenue,         Chairman of   are a series of JPMST   Lumelite                               Stanley Funds (209
New York, NY 10036;       the Board of  since 2001 and Fund     Corporation (plastics                  portfolios) (1995-
1932                      Trustees      that are a series of    manufacturing)                         present)
                                        MFST since 1996.        (2003 -Present)
                                                                Chairman and CEO
                                                                of Lumelite
                                                                Corporation
                                                                (1985-2002)

James J. Schonbachler;    Trustee       Since 2001              Retired; Managing       70             None
522 Fifth Avenue,                                               Director of Bankers
New York, NY 10036;                                             Trust Company,
1943                                                            (financial services)
                                                                (1968-1998)

                                                                                        NUMBER OF
                          POSITIONS                                                     PORTFOLIOS IN  OTHER
                          HELD WITH                             PRINCIPAL               JPMORGAN FUND  DIRECTORSHIPS
                          EACH          TERM OF OFFICE          OCCUPATIONS             COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF           DURING PAST             OVERSEEN       JPMORGAN FUND
AND YEAR OF BIRTH         TRUST         TIME SERVED             5 YEARS                 BY TRUSTEE     COMPLEX
-------------------------------------------------------------------------------------------------------------------------------
NON-INTERESTED TRUSTEE(S) (CONTINUED)

Robert J. Higgins;        Trustee       Since 2002              Director of             70             Director of Providian
522 Fifth Avenue,                                               Administration of                      Financial Corp.
New York, NY 10036;                                             the State of Rhode                     (banking) (2002-
1945                                                            Island (2003-                          present)
                                                                Present); President -
                                                                Consumer Banking
                                                                and Investment
                                                                Services Fleet
                                                                Boston Financial
                                                                (1971-2002)

Dr. Matthew Goldstein;    Trustee       Since 2003              Chancellor of the       70             Director of National
522 Fifth Avenue,                                               City University of                     Financial Partners
New York, NY 10036;                                             New York, since                        (financial services
1941                                                            September 1, 1999;                     distributor) (2003-
                                                                President, Adelphi                     present); Trustee of
                                                                University (New                        Bronx-Lebanon Hospital
                                                                York) (1998-1999).                     Center (1992-present);
                                                                                                       Director of New Plan
                                                                                                       Excel Realty Trust, Inc.
                                                                                                       (real estate investment
                                                                                                       trust) (2000-present);
                                                                                                       Director of Lincoln
                                                                                                       Center Institute for the
                                                                                                       Arts in Education (1999-
                                                                                                       present).

William G. Morton, Jr.;   Trustee       Since 2003              Chairman Emeritus       79             Director of Radio Shack
522 Fifth Avenue,                                               (2001 - 2002), and                     Corporation
New York, NY 10036;                                             Chairman and Chief                     (electronics) (1987-
1937                                                            Executive Officer,                     present); Director of
                                                                Boston Stock                           The Griswold Company
                                                                Exchange (1985 -                       (securities brokerage)
                                                                2001).                                 (2002-2004); Director of
                                                                                                       The National Football
                                                                                                       Foundation and College
                                                                                                       Hall of Fame (1994-
                                                                                                       present); Trustee of the
                                                                                                       Berklee College of
                                                                                                       Music (1998-present);
                                                                                                       Trustee of the Stratton
                                                                                                       Mountain School (2001-
                                                                                                       present).

                                                                                        NUMBER OF
                          POSITIONS                                                     PORTFOLIOS IN  OTHER
                          HELD WITH                             PRINCIPAL               JPMORGAN FUND  DIRECTORSHIPS
                          EACH          TERM OF OFFICE          OCCUPATIONS             COMPLEX(1)     HELD OUTSIDE
NAME, CONTACT ADDRESS     JPMORGAN      AND LENGTH OF           DURING PAST             OVERSEEN       JPMORGAN FUND
AND YEAR OF BIRTH         TRUST         TIME SERVED             5 YEARS                 BY TRUSTEE     COMPLEX
-------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Leonard M. Spalding*      Trustee       Trustee of Funds that   Retired; Chief          70             None
522 Fifth Avenue,                       are a series of JPMST   Executive Officer of
New York, NY 10036;                     since 2001 and Fund     Chase Mutual Funds
1935                                    that are a series of    (investment
                                        MFST since 1998.        company) (1989-1998);
                                                                President and Chief
                                                                Executive Officer of
                                                                Vista Capital
                                                                Management
                                                                (investment
                                                                management)
                                                                (1990-1998); Chief
                                                                Investment
                                                                Executive of Chase
                                                                Manhattan Private
                                                                Bank (investment
                                                                management)
                                                                (1990-1998).

  * Mr. Spalding is deemed to be an "interested person" due to his ownership of JPMorgan Chase & Co stock.

 ** Dana Maynard Gray, the daughter of Ann Maynard Gray, became employed with
    JPMorgan Securities, Inc., as an Associate Analyst, on May 3, 2004.

(1) A Fund Complex means two or more investment companies that hold themselves out to investors as related companies for purposes of investment and investment services or have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other investment companies. The JPMorgan Fund Complex for which the Trustees serve includes 13 investment companies.

                          POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS     WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH         JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
George C.W. Gatch;        President                  Since 2001       Managing Director, JPMIM; Head of J.P. Morgan Fleming's
522 Fifth Avenue,                                                     U.S. Mutual Funds and Financial Intermediaries Business
New York, NY 10036;                                                   ("FFI"); he has held numerous positions throughout the firm
1962                                                                  in business management, marketing and sales.

Robert L. Young;          Senior Vice President      Since 2004       Mr. Young joined Banc One Investment Advisors Corporation
522 Fifth Avenue,                                                     in 1996 and in 1999 he became Vice President and Treasurer
New York, NY 10036;                                                   of One Group Administrative Services, Inc. and One Group
1963                                                                  Dealer Services, Inc. and in 2001, Mr. Young became COO of the One Group Mutual Funds.

Patricia A. Maleski;      Vice President and Chief   Since 2003       Vice President, JPMIM, head of FFI and U.S. Institutional
522 Fifth Avenue,         Administrative Officer                      Funds Administration and Board Liaison. Prior to joining
New York, NY 10036;                                                   JPMorgan in 2001, she was the Vice President of Finance for
1960                                                                  the Pierpont Group, Inc., a service provider to the board
                                                                      of trustees of the heritage JPMorgan Funds.

Wayne H. Chan;            Vice President and         Since 2003       Vice President and Assistant General Counsel, JPMIM, since
522 Fifth Avenue,         Assistant                                   September 2002; Mr. Chan was an associate at the law firm
New York, NY 10036;       Secretary                                   of Shearman and Sterling from May 2001 through
1965                                                                  September 2002; Swidler Berlin Shereff Friedman LLP from
                                                                      June 1999 through May 2001 and Whitman Breed Abbott &
                                                                      Morgan LLP from September 1997 through May 1999.

Stephanie J. Dorsey       Treasurer                  Since 2004       Director of Mutual Fund Administration, One Group
522 Fifth Avenue,                                                     Administrative Services, since January 2004; Ms. Dorsey
New York, NY 10036;                                                   worked for Bank One Corporation from January 2003 to
1969                                                                  January 2004; Prior to joining Bank One Corporation, she
                                                                      held various positions at PricewaterhouseCoopers LLP from
                                                                      September 1992.

Jessica K. Ditullio       Assistant Secretary        Since 2004       From August 1990 to present, she held various attorney
522 Fifth Avenue,                                                     positions for Bank One Corporation (now known as
New York, NY 10036;                                                   JPMorgan Chase & Co.)
1963

Nancy E. Fields           Assistant Secretary        Since 2004       From October 1999 to present, Director, Mutual Fund
522 Fifth Avenue,                                                     Administration, One Group Administrative Services, Inc. and
New York, NY 10036;                                                   Senior Project Manager, Mutual Funds, One Group Dealer
1949                                                                  Services, Inc. From July 1999 to October 1999, Project
                                                                      Manager, One Group, Banc One Investment Advisors
                                                                      Corporation.

Alaina Metz               Assistant Secretary        Since 2001       Chief Administrative Officer of BISYS Fund Services, Inc.;
3435 Stelzer Rd.                                                      formerly, Supervisor of the Blue Sky Department of Alliance
Columbus, OH 43219                                                    Capital Management, L.P.
1967

Martin R. Dean            Assistant Treasurer        Since 2001       Vice President of Regulatory Services of BISYS Fund
3435 Stelzer Rd.                                                      Services, Inc.
Columbus, OH 43219
1963

Arthur A. Jensen          Assistant Treasurer        Since 2001       Vice President of Financial Services of BISYS Fund Services,
3435 Stelzer Rd.                                                      Inc. since June 2001; formerly Section Manager of Northern
Columbus, OH 43219                                                    Trust Company and Accounting Supervisor at Allstate
1966                                                                  Insurance Company.

                          POSITIONS HELD             TERM OF OFFICE
NAME, CONTACT ADDRESS     WITH EACH                  AND LENGTH OF    PRINCIPAL OCCUPATIONS
AND YEAR OF BIRTH         JPMORGAN TRUST             TIME SERVED      DURING PAST 5 YEARS
----------------------------------------------------------------------------------------------------------------------------------
Christopher D. Walsh      Assistant Treasurer        Since 2004       Vice President, JPMIM; Mr. Walsh manages all aspects of
522 Fifth Avenue,                                                     institutional and retail mutual fund administration and
New York, NY 10036;                                                   vendor relationships within the mutual funds,
1965                                                                  commingled/Erisa funds, 3C-7 funds, hedge funds and LLC
                                                                      products. Prior to joining JPMorgan in 2000, he was a
                                                                      director from 1996 to 2000 of Mutual Fund Administration at
                                                                      Prudential Investments.

Paul M. DeRusso           Assistant Treasurer        Since 2001       Vice President, JPMIM; Manager of the Budgeting and
522 Fifth Avenue,                                                     Expense Group of Funds Administration Group.
New York, NY 10036;
1954

Mary D. Squires           Assistant Treasurer        Since 2001       Vice President, JPMIM; Ms. Squires has held numerous
522 Fifth Avenue,                                                     financial and operations positions supporting the J.P.
New York, NY 10036;                                                   Morgan Chase organization complex.
1955

Stephen M. Ungerman       Chief Compliance Officer   Since 2004       Vice President, JPMIM; Fund Administration - Pooled
522 Fifth Avenue,                                                     Vehicles; prior to joining JPMorgan Chase in 2000, he held
New York, NY 10036;                                                   a number of positions in Prudential Financial's asset
1953                                                                  management business, including Assistant General
                                                                      Counsel, Tax Director and Co-head of Fund Administration;
                                                                      Mr. Ungerman also served as Assistant Treasurer for all
                                                                      mutual funds managed by Prudential.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling
1-800-348-4782.

JPMORGAN FUNDS

TAX LETTER (UNAUDITED)

JPMORGAN CALIFORNIA BOND FUND ("CBF")
JPMORGAN INTERMEDIATE TAX FREE INCOME FUND ("ITFI")
JPMORGAN NEW JERSEY TAX FREE INCOME FUND ("NJTFI")
JPMORGAN NEW YORK INTERMEDIATE TAX FREE INCOME FUND ("NYTFI")
JPMORGAN TAX FREE INCOME FUND ("TFI")

Certain tax information regarding the JPMorgan Mutual Funds is required to be provided to shareholders based upon the Funds' income and distributions for the taxable year ended August 31, 2004. The information and distributions reported in this letter may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2004. The information necessary to complete your income tax returns for the calendar year ending December 31, 2004 will be received under separate cover.

For the fiscal year ended August 31, 2004:

-  The dividends paid from net investment income are 99.84%, 99.95%. 99.06%,
   99.69 and 99.95% exempt from Federal income tax for CBF, ITFI, NJTFI, NYTFI and TFI, respectively.

- The Long-Term Capital gain designation is $2,676,354, $8,599,624, $2,241,968, $10,182,071 and $8,175,779 for CBF, ITFI, NJTFI, NYTFI, and TFI, respectively.

- For shareholders who are subject to the Alternative Minimum Tax, the percentage of income from private activity bonds issued after August 7, 1986, which may be considered a tax preference item, was 3.79%, 11.39%, 0.00%, 1.96%, and 2.99% for CBF, ITFI, NJTFI, NYTFI and TFI, respectively.

JPMORGAN FAMILY OF FUNDS

U.S. EQUITY FUNDS

Capital Growth Fund
Disciplined Equity Fund
Diversified Fund
Dynamic Small Cap Fund
Equity Growth Fund
Equity Income Fund
Growth and Income Fund
Mid Cap Equity Fund
Mid Cap Growth Fund
Mid Cap Value Fund
Small Cap Equity Fund
Small Cap Growth Fund
Trust Small Cap Equity Fund
U.S. Equity Fund
U.S. Small Company Fund
U.S. Small Company Opportunities Fund
Value Opportunities Fund

INTERNATIONAL EQUITY FUNDS

Fleming Asia Equity Fund
Fleming Emerging Markets Equity Fund
Fleming Intrepid European Fund
Fleming International Equity Fund
Fleming International Growth Fund
Fleming International Opportunities Fund
Fleming International Value Fund
Fleming Japan Fund

SPECIALTY FUNDS

Global 50 Fund
Global Healthcare Fund
Market Neutral Fund

TAX AWARE FUNDS

Fleming Tax Aware International Opportunities Fund
Tax Aware Disciplined Equity Fund
Tax Aware Enhanced Income Fund
Tax Aware Large Cap Growth Fund
Tax Aware Large Cap Value Fund
Tax Aware Short-Intermediate Income Fund
Tax Aware U.S. Equity Fund

INCOME FUNDS

Bond Fund
Bond Fund II
Enhanced Income Fund
Fleming Emerging Markets Debt Fund
Global Strategic Income Fund
Short Term Bond Fund
Short Term Bond Fund II
Strategic Income Fund
U.S. Treasury Income Fund

TAX FREE FUNDS

California Bond Fund
Intermediate Tax Free Income Fund
New Jersey Tax Free Income Fund
New York Intermediate Tax Free Income Fund
Tax Free Income Fund

MONEY MARKET FUNDS

100% U.S. Treasury Securities Money Market Fund
California Tax Free Money Market Fund
Federal Money Market Fund
Liquid Assets Money Market Fund
New York Tax Free Money Market Fund
Prime Money Market Fund
Tax Free Money Market Fund
Treasury Plus Money Market Fund
U.S. Government Money Market Fund

UNDISCOVERED MANAGERS FUNDS

Behavioral Growth Fund
Behavioral Value Fund
REIT Fund
Small Cap Growth Fund


               Funds may be registered under separate registrants.

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

                      THIS PAGE IS INTENTIONALLY LEFT BLANK

[JPMORGAN FLEMING ASSET MANAGEMENT LOGO]


JPMorgan Funds are distributed by J.P. Morgan Fund Distributors, Inc., which is unaffiliated with The JPMorgan Chase Bank. JPMorgan Chase and its respective affiliates receive compensation from JPMorgan Funds for providing services to the Funds.

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by a prospectus.

INVESTORS SHOULD CAREFULLY READ THE FUNDS' PROSPECTUS WHICH INCLUDES INFORMATION ON THE FUNDS' INVESTMENT OBJECTIVES, RISK, AS WELL AS CHARGES AND EXPENSES ALONG WITH OTHER INFORMATION. INVESTORS SHOULD REVIEW THE INFORMATION IN THE PROSPECTUS CAREFULLY BEFORE INVESTING. FOR UP TO DATE MONTH-END PERFORMANCE INFORMATION, OR TO RECEIVE A FUND'S PROSPECTUS PLEASE CALL 800 348-4782. PLEASE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY.

No sooner than 30 days after the end of each month, the Fund will make available upon request a complete uncertified schedule of its portfolio holdings as of the last day of that month. Not later than 60 days after the end of each fiscal quarter, the Fund will make available a complete schedule of its portfolio holdings as of the last day of that quarter, as filed in a certified filing with the SEC. In addition to providing hard copies upon request, the Fund will post these quarterly schedules on the Fund's website at www.jpmorganfunds.com and on the SEC's website at www.sec.gov.

Shareholders may request portfolio holdings schedules at no charge by calling 1-800-480-4111.

A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio holdings is available in the Statement of Additional Information.

A copy of proxy policies and procedures are available without charge upon request by calling 1-800-348-4782 and on the Commission's website at www.sec.gov. The Trustees have delegated the authority to vote proxies for securities owned by the Fund to JPMIM. A copy of the Fund's voting record for the 12-month period ended June 30, 2004 is available on the SEC's website at www.sec.gov or at the Fund's website at www.jpmorgan.com. The Fund's proxy voting record will include, among other things, a brief description of the matter voted on for each portfolio security, and will state how each vote was cast, for example, for or against the proposal.

JPMorgan Funds Fulfillment Center                                   PRSRT STD
      6112 W. 73rd Street                                         U.S. POSTAGE
    Bedford Park, IL 60638                                            PAID
                                                                   PERMIT 2891
                                                                 KANSAS CITY, MO


(C) J.P. Morgan Chase & Co., 2004 All rights reserved. August 2004.    AN-TF-804

ITEM 2. CODE OF ETHICS.

     Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO THE REGISTRANT'S PRINCIPAL EXECUTIVE OFFICER, PRINCIPAL FINANCIAL OFFICER, PRINCIPAL ACCOUNTING OFFICER OR CONTROLLER, OR PERSONS PERFORMING SIMILAR FUNCTIONS.

THE REGISTRANT WILL PROVIDE TO ANY PERSON WITHOUT CHARGE, UPON REQUEST, A COPY OF THE CODE OF ETHICS. A REQUEST MAY BE MADE BY CALLING 1-800-348-4782.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

     (a) (1) Disclose that the registrant's board of directors has determined that the registrant either:

                    (i) Has at least one audit committee financial expert serving on its audit committee; or

                    (ii) Does not have an audit committee financial expert serving on its audit committee.

THE REGISTRANT'S BOARD OF DIRECTORS HAS DETERMINED THAT THE REGISTRANT HAS AT LEAST ONE AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

         (2)  If the registrant provides the disclosure required by paragraph
              (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of directors, or any other board committee:

                    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

                    (ii) Be an "interested person" of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

THE AUDIT COMMITTEE FINANCIAL EXPERT IS WILLIAM ARMSTRONG. HE IS A "NON-INTERESTED" TRUSTEE AND IS ALSO "INDEPENDENT" AS DEFINED BY THE SECURITIES AND EXCHANGE COMMISSION FOR PURPOSES OF AUDIT COMMITTEE FINANCIAL EXPERT DETERMINATIONS.

         (3)  If the registrant provides the disclosure required by paragraph
              (a)(1)(ii) of this Item, it must explain why it does not have an audit committee financial expert.

NOT APPLICABLE.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES. The aggregate fees billed for each of the last two fiscal years (the "Reporting Periods") for professional services rendered by the Registrant's principal accountant (the "Auditor") for the audit of the Registrant's annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $199,548 in 2003 and $187,125 in 2004.

(b) AUDIT-RELATED FEES. There were no audit-related fees for the Registrant during the Reporting Periods.

The aggregate fees billed in the Reporting Periods for assurance and related services by the Auditor to the Registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Registrant ("Service Affiliates"), that were reasonably related to the performance of the annual audit of the Service Affiliates, which required pre-approval by the Audit Committee were $8,277,000 from May 6, 2003 to December 31, 2003 (prior to May 6, 2003 services provided by the Auditor were not required to be pre-approved).

(c) TAX FEES. The aggregate fees billed to the Registrant in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning ("Tax Services") were $26,400 in 2003 and $27,200 in 2004. These services consisted of review or preparation of U.S. federal, state, local and excise tax returns.

There were no fees billed for Tax Services by the Auditor to Service Affiliates which required pre-approval by the Audit Committee for the period May 6, 2003 through December 31, 2003.

(d) ALL OTHER FEES. There were no other fees billed in the Reporting Periods for products and services provided by the Auditor to the Registrant, or services provided to Service Affiliates which were required to be pre-approved on or after May 6, 2003 until December 31, 2003, other than the services reported above.

(e) AUDIT COMMITTEE PRE-APPROVAL POLICIES AND PROCEDURES. In addition to pre-approving any services to be provided by the Auditor to the Registrant, the Audit Committee considers and approves any non-audit services to be provided to the Service Affiliates by the Auditor and the fees to be charged for such non-audit services. Pre-approval considerations include whether the proposed services are compatible with maintaining the Auditor's independence. The Chairman of the Audit Committee has been given the authority to pre-approve permissible non-audit services.

(g) NON-AUDIT FEES. The aggregate non-audit fees billed by the Auditor for services rendered to the Registrant, and rendered to Service Affiliates, for the last two calendar year ends were $46.4 million in 2002 and $28.3 million in 2003.

(h) AUDITOR INDEPENDENCE. The Registrant's Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates that were not pre-approved (not requiring pre-approval) is compatible with maintaining the Auditor's independence. All services provided by the Auditor to the Registrant or to Service Affiliates that were required to be pre-approved were pre-approved as required.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

          (a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee as specified in Section 3(a)(58)(B)
               of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.
          (b)  If applicable, provide the disclosure required by Rule 10A-3(d)
               under the Exchange Act (17CFR 240.10A-3(d)) regarding an
               exemption from the listing standards for all audit committees.

NOT APPLICABLE.

ITEM 6. SCHEDULE OF INVESTMENTS.

          File Schedule I - Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in Section 210.12-12 of Regulation S-X, unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

NOT APPLICABLE.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

          A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

NOT APPLICABLE.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

          (a) If the registrant is a closed-end management investment company, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant's equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C.
          781).

NOT APPLICABLE.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

          Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of
          Schedule 14A (17 CFR 240.14a-101), or this Item.

THE COMMITTEE SHALL REVIEW NOMINEES RECOMMENDED TO THE BOARD BY SHAREHOLDERS AND SHALL EVALUATE SUCH NOMINEES IN THE SAME MANNER AS IT EVALUATES NOMINEES IDENTIFIED BY THE COMMITTEE.

ITEM 10. CONTROLS AND PROCEDURES.

          (a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

THE REGISTRANT'S PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS HAVE CONCLUDED, BASED ON THEIR EVALUATION OF THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES AS OF A DATE WITHIN 90 DAYS OF THE FILING DATE OF THIS REPORT, THAT THE REGISTRANT'S DISCLOSURE CONTROLS AND PROCEDURES ARE REASONABLY DESIGNED TO ENSURE THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT ON FORM N-CSR IS RECORDED, PROCESSED, SUMMARIZED AND REPORTED WITHIN THE REQUIRED TIME PERIODS AND THAT INFORMATION REQUIRED TO BE DISCLOSED BY THE REGISTRANT IN THE REPORTS THAT IT FILES OR SUBMITS ON FORM N-CSR IS ACCUMULATED AND COMMUNICATED TO THE REGISTRANT'S MANAGEMENT, INCLUDING ITS PRINCIPAL EXECUTIVE AND PRINCIPAL FINANCIAL OFFICERS, AS APPROPRIATE TO ALLOW TIMELY DECISIONS REGARDING REQUIRED DISCLOSURE.

          (b) Disclose any change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

THERE WERE NO CHANGES IN THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING THAT OCCURRED DURING THE REGISTRANT'S MOST RECENT FISCAL HALF-YEAR (THE REGISTRANT'S SECOND FISCAL HALF-YEAR IN THE CASE OF AN ANNUAL REPORT) THAT HAVE MATERIALLY AFFECTED, OR ARE REASONABLY LIKELY TO MATERIALLY AFFECT, THE REGISTRANT'S INTERNAL CONTROL OVER FINANCIAL REPORTING.

ITEM 11. EXHIBITS.

          (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

          (a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

NOT APPLICABLE. - SEE ITEM 2 ABOVE.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2).

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

          (a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.

NOT APPLICABLE.

          (b) A separate or combined certification for each principal executive officer and principal officer of the registrant as required by Rule 30a-2(b) under the Act of 1940.

CERTIFICATIONS PURSUANT TO RULE 30a-2(b) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

                                   SIGNATURES

                           [See General Instruction F]

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                J.P. Morgan Mutual Fund Select Trust
            --------------------------------------------------------------------

By (Signature and Title)*       /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                                    Stephanie J. Dorsey, Treasurer

Date          November 5, 2004
    ----------------------------------------------------------------------------

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Stephanie J. Dorsey
                         -------------------------------------------------------
                            Stephanie J. Dorsey, Treasurer

Date          November 5, 2004
    ----------------------------------------------------------------------------

By (Signature and Title)*   /s/ George C.W. Gatch
                         -------------------------------------------------------
                            George C.W. Gatch, President

Date          November 9, 2004
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.

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